UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09945

Natixis Funds Trust IV

(Exact name of registrant as specified in charter)

888 Boylston Street, Suite 800 Boston, Massachusetts	02199-8197
(Address of principal executive offices)	(Zip code)

Russell L. Kane, Esq.

Natixis Distribution, L.P.

888 Boylston Street, Suite 800

Boston, Massachusetts 02199-8197

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2822

Date of fiscal year end: January 31

Date of reporting period: January 31, 2018

Item 1. Report to Stockholders.

The Registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Annual Report

January 31, 2018

AEW Real Estate Fund

AEW REAL ESTATE FUND

Managers	Symbols
Matthew A. Troxell, CFA®	Class A NRFAX
J. Hall Jones, Jr., CFA®	Class C NRCFX
Gina Szymanski, CFA®	Class N NRFNX
AEW Capital Management, L.P.	Class Y NRFYX

Investment Goal

The Fund seeks to provide investors with above-average income and long-term growth of capital.

Market Conditions

The US economy continued to perform quite well as the economic expansion approached its ninth anniversary. More broadly, US property market fundamentals remained strong, but the cycle is maturing. Property demand slowed to roughly offset rising levels of new supply, leaving occupancy rates largely unchanged. At the end of the one-year period, REITs were attractively valued relative to corporate bonds on a yield spread basis and to private real estate given that the sector traded at an average 7% discount to net asset value. Tax reform legislation enacted in December kept favorable REIT and real estate provisions intact though the majority of the direct benefits of the legislation will flow to other industries. REITs will benefit to the extent that the economy will benefit and demand for space reaccelerates.

Performance Results

For the 12 months ended January 31, 2018, Class Y shares of the AEW Real Estate Fund returned 0.73% at net asset value. The Fund outperformed its benchmark, the MSCI U.S. REIT Index, which returned 0.70%.

Explanation of Fund Performance

Positive stock selection results drove performance and were partially offset by modestly negative sector allocation results (sector allocation is driven by the investment team’s bottom-up stock selection process). From a property sector perspective, industrial, triple net lease, and healthcare were the largest positive contributors to relative performance, while regional mall, office, and other residential were the largest detractors.

Among the individual securities, largest contributors included data center company DuPont Fabros Technology, which was acquired by peer company Digital Realty during the period, and industrial company Prologis, Inc., which continued to benefit from strong property market fundamentals.

The largest detractor from the fund’s relative performance was its lack of exposure to Equinix, Inc., which benefited from strong data center fundamentals. We preferred the relative valuation of peer companies DuPont Fabros Technology and Digital Realty Trust, and the positive contribution from the portfolio’s overweight to these data center companies more than offset the lack of exposure to Equinix. American Assets Trust also detracted

1  |

from relative performance as the company has a portfolio of diversified properties located on the West Coast, a region of the US facing increasing new supply. We still like the company’s relative valuation within the diversified sector. Another detractor from the fund’s relative performance was its overweight position in regional malls as investor concerns regarding tenant store closures and the growth of e-commerce weighed on these companies’ share prices. Class A Mall REITs such as the fund’s overweight positions in Simon Property Group and Taubman Centers, however, should see less economic impact from the store closings relative to owners of less productive malls as there is still solid demand for highly productive retail space.

Outlook

The economy appears to be on sound footing in the near term, and it would likely take an unforeseen shock to cause it to slow significantly in 2018. Unemployment ended the period near 4%, and going forward, wage growth may accelerate as employers compete for skilled labor. The Federal Reserve is in a period of transition as Jerome Powell takes over for Janet Yellen as Federal Reserve Chair in February 2018, but there is little reason to expect a major change in policy. The biggest absolute impact will likely result from broader strength in the overall economy and possibly some additional upward pressure on interest rates.

Hypothetical Growth of $100,000 Investment in Class Y Shares3

January 31, 2008 through January 31, 2018

See notes to chart on page 4.

|  2

AEW REAL ESTATE FUND

Top Ten Holdings as of January 31, 2018

Security name		% of net assets
1	Simon Property Group, Inc.	8.78%
2	ProLogis, Inc.	5.42
3	AvalonBay Communities, Inc.	5.23
4	Boston Properties, Inc.	5.13
5	Equity Residential	5.05
6	Digital Realty Trust, Inc.	4.90
7	Welltower, Inc.	4.73
8	Host Hotels & Resorts, Inc.	3.89
9	Public Storage	3.69
10	Ventas, Inc.	3.26

The portfolio is actively managed and holdings are subject to change. There is no guarantee the Fund continues to invest in the securities referenced.

3  |

Average Annual Total Returns — January 31, 20183

				Life of	Expense Ratios[4]
	1 Year	5 Years	10 Years	Class N	Gross	Net

Class Y (Inception 8/31/00)
NAV	0.73%	7.21%	6.88%	—%	1.13%	1.00%

Class A (Inception 12/29/00)
NAV	0.49	6.94	6.62	—	1.38	1.25
With 5.75% Maximum Sales Charge	-5.31	5.68	5.99	—

Class C (Inception 12/29/00)
NAV	-0.21	6.15	5.82	—	2.13	2.00
With CDSC[1]	-1.12	6.15	5.82	—

Class N (Inception 5/01/13)
NAV	0.88	—	—	5.68	0.97	0.95

Comparative Performance
MSCI U.S. REIT Index[2]	0.70	7.62	7.03	5.83

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Class C share performance assumes a 1.00% CDSC applied when you sell shares within one year of purchase.

2	MSCI U.S. REIT Index is an unmanaged index that is composed of the most actively traded equity REIT (real estate investment trust) securities.

3	For certain periods, Fund performance has been increased by fee waivers and/or expense reimbursements, without which performance would have been lower.

4	Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense caps set to expire on 4/30/19. When a Fund’s expenses are below the cap, gross and net expense ratios will be the same. See Note 5 of the Notes to Financial Statements for more information about the Fund’s expense caps.

|  4

ADDITIONAL INFORMATION

The views expressed in this report reflect those of the portfolio managers as of the dates indicated. The managers’ views are subject to change at any time without notice based on changes in market or other conditions. References to specific securities or industries should not be regarded as investment advice. Because the Fund is actively managed, there is no assurance that they will continue to invest in the securities or industries mentioned.

All investing involves risk, including the risk of loss. There is no assurance that any investment will meet its performance objectives or that losses will be avoided.

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Investment Managers or any of its related or affiliated companies (collectively “Natixis Affiliates”) and does not sponsor, endorse or participate in the provision of any Natixis Affiliates services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of the Natixis Funds proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on the Natixis Funds’ website at im.natixis.com; and on the Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Natixis Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available from the Natixis Funds’ website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

The Natixis Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

5  |

UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions, and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Fund’s prospectus. The following examples are intended to help you understand the ongoing costs of investing in the Fund and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each class of Fund shares shows the actual account values and actual Fund expenses you would have paid on a $1,000 investment in the Fund from August 1, 2017 through January 31, 2018. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

The second line in the table of each class of Fund shares provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

|  6

AEW REAL ESTATE FUND	BEGINNING ACCOUNT VALUE 8/1/2017	ENDING ACCOUNT VALUE 1/31/2018	EXPENSES PAID DURING PERIOD* 8/1/2017 – 1/31/2018
Class A
Actual	$1,000.00	$970.60	$6.21
Hypothetical (5% return before expenses)	$1,000.00	$1,018.90	$6.36
Class C
Actual	$1,000.00	$967.30	$9.92
Hypothetical (5% return before expenses)	$1,000.00	$1,015.12	$10.16
Class N
Actual	$1,000.00	$972.90	$4.72
Hypothetical (5% return before expenses)	$1,000.00	$1,020.42	$4.84
Class Y
Actual	$1,000.00	$971.90	$4.97
Hypothetical (5% return before expenses)	$1,000.00	$1,020.16	$5.09

*	Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.25%, 2.00%, 0.95% and 1.00% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), divided by 365 (to reflect the half-year period).

7  |

Portfolio of Investments – as of January 31, 2018

AEW Real Estate Fund

Shares	Description	Value (†)
Common Stocks — 99.0% of Net Assets
Lodging — 1.8%
122,000	Extended Stay America, Inc.	$2,468,060

Real Estate Investment Trusts — 97.2%
	REITs – Apartments — 16.6%
86,700	American Campus Communities, Inc.	3,334,482
158,900	American Homes 4 Rent, Class A	3,303,531
43,400	AvalonBay Communities, Inc.	7,395,360
26,600	Camden Property Trust	2,302,496
115,900	Equity Residential	7,140,599

		23,476,468

	REITs – Diversified — 12.6%
79,800	American Assets Trust, Inc.	2,813,748
30,600	CyrusOne, Inc.	1,765,314
61,882	Digital Realty Trust, Inc.	6,927,690
3,500	Equinix, Inc.	1,593,165
94,500	Forest City Realty Trust, Inc., Class A	2,217,915
13,900	Vornado Realty Trust	996,352
54,800	Washington Real Estate Investment Trust	1,570,568

		17,884,752

	REITs – Health Care — 10.0%
104,400	Healthcare Trust of America, Inc., Class A	2,882,484
82,300	Ventas, Inc.	4,606,331
111,700	Welltower, Inc.	6,698,649

		14,187,464

	REITs – Hotels — 5.5%
265,000	Host Hotels & Resorts, Inc.	5,501,400
98,100	RLJ Lodging Trust	2,268,072

		7,769,472

	REITs – Manufactured Homes — 1.5%
23,800	Equity Lifestyle Properties, Inc.	2,054,416

	REITs – Office Property — 10.9%
58,700	Boston Properties, Inc.	7,261,777
51,500	Douglas Emmett, Inc.	1,991,505
138,300	Empire State Realty Trust, Inc., Class A	2,703,765
178,000	Piedmont Office Realty Trust, Inc., Class A	3,474,560

		15,431,607

	REITs – Regional Malls — 12.9%
142,200	Pennsylvania Real Estate Investment Trust	1,586,952
76,000	Simon Property Group, Inc.	12,416,120
68,600	Tanger Factory Outlet Centers, Inc.	1,727,348
40,700	Taubman Centers, Inc.	2,509,155

		18,239,575

See accompanying notes to financial statements.

|  8

Portfolio of Investments – as of January 31, 2018

AEW Real Estate Fund – (continued)

Shares	Description	Value (†)
	REITs – Shopping Centers — 5.5%
67,300	Acadia Realty Trust	$1,652,888
26,800	Federal Realty Investment Trust	3,237,440
244,500	Retail Properties of America, Inc., Class A	2,946,225

		7,836,553

	REITs – Single Tenant — 4.7%
67,488	Easterly Government Properties, Inc.	1,405,775
124,700	Gramercy Property Trust	3,147,428
86,100	STORE Capital Corp.	2,110,311

		6,663,514

	REITs – Storage — 6.4%
137,800	CubeSmart	3,793,634
26,700	Public Storage	5,226,792

		9,020,426

	REITs – Warehouse/Industrials — 10.6%
121,000	Duke Realty Corp.	3,195,610
117,800	ProLogis, Inc.	7,669,958
139,300	Rexford Industrial Realty, Inc.	4,135,817

		15,001,385

	Total Real Estate Investment Trusts	137,565,632

	Total Common Stocks (Identified Cost $124,748,660)	140,033,692

Principal Amount
Short-Term Investments — 0.7%
$1,073,845	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 1/31/2018 at 0.540% to be repurchased at $1,073,861 on 2/01/2018 collateralized by $1,100,000 U.S. Treasury Note, 2.500% due 5/15/2024 valued at $1,098,010 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $1,073,845)	1,073,845

	Total Investments — 99.7% (Identified Cost $125,822,505)	141,107,537
	Other Assets Less Liabilities — 0.3%	372,680

	Net Assets — 100.0%	$141,480,217

(†)	See Note 2 of Notes to Financial Statements.

REITs	Real Estate Investment Trusts

See accompanying notes to financial statements.

9  |

Portfolio of Investments – as of January 31, 2018

AEW Real Estate Fund – (continued)

Industry Summary at January 31, 2018

REITs – Apartments	16.6%
REITs – Regional Malls	12.9
REITs – Diversified	12.6
REITs – Office Property	10.9
REITs – Warehouse/Industrials	10.6
REITs – Health Care	10.0
REITs – Storage	6.4
REITs – Shopping Centers	5.5
REITs – Hotels	5.5
REITs – Single Tenant	4.7
Other Investments, less than 2% each	3.3
Short-Term Investments	0.7

Total Investments	99.7
Other assets less liabilities	0.3

Net Assets	100.0%

See accompanying notes to financial statements.

|  10

Statement of Assets and Liabilities

January 31, 2018

ASSETS
Investments at cost	$125,822,505
Net unrealized appreciation	15,285,032

Investments at value	141,107,537
Receivable for Fund shares sold	97,520
Receivable for securities sold	1,052,277
Dividends and interest receivable	32,269
Prepaid expenses (Note 7)	118

TOTAL ASSETS	142,289,721

LIABILITIES
Payable for securities purchased	419,932
Payable for Fund shares redeemed	102,433
Management fees payable (Note 5)	64,341
Deferred Trustees’ fees (Note 5)	116,465
Administrative fees payable (Note 5)	4,979
Payable to distributor (Note 5d)	3,379
Other accounts payable and accrued expenses	97,975

TOTAL LIABILITIES	809,504

NET ASSETS	$141,480,217

NET ASSETS CONSIST OF:
Paid-in capital	$123,638,093
Distributions in excess of net investment income	(116,464)
Accumulated net realized gain on investments	2,673,556
Net unrealized appreciation on investments	15,285,032

NET ASSETS	$141,480,217

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$41,189,446

Shares of beneficial interest	2,842,216

Net asset value and redemption price per share	$14.49

Offering price per share (100/94.25 of net asset value) (Note 1)	$15.37

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$4,471,507

Shares of beneficial interest	307,620

Net asset value and offering price per share	$14.54

Class N shares:
Net assets	$6,865,021

Shares of beneficial interest	507,934

Net asset value, offering and redemption price per share	$13.52

Class Y shares:
Net assets	$88,954,243

Shares of beneficial interest	6,597,064

Net asset value, offering and redemption price per share	$13.48

See accompanying notes to financial statements.

11  |

Statement of Operations

For the Year Ended January 31, 2018

INVESTMENT INCOME
Dividends	$4,618,459
Interest	11,057

4,629,516

Expenses
Management fees (Note 5)	1,341,544
Service and distribution fees (Note 5)	183,530
Administrative fees (Note 5)	74,626
Trustees’ fees and expenses (Note 5)	37,620
Transfer agent fees and expenses (Notes 5 and 6)	288,440
Audit and tax services fees	66,486
Custodian fees and expenses	12,215
Legal fees	3,839
Registration fees	73,920
Shareholder reporting expenses	57,423
Miscellaneous expenses (Note 7)	13,341

Total expenses	2,152,984
Less waiver and/or expense reimbursement (Note 5)	(223,241)

Net expenses	1,929,743

Net investment income	2,699,773

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on:
Investments	12,291,211
Capital gain distributions received (Note 2)	1,036,725
Net change in unrealized appreciation (depreciation) on:
Investments	(14,046,604)

Net realized and unrealized loss on investments	(718,668)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,981,105

See accompanying notes to financial statements.

|  12

Statement of Changes in Net Assets

	Year Ended January 31, 2018	Year Ended January 31, 2017
FROM OPERATIONS:
Net investment income	$2,699,773	$2,492,917
Net realized gain on investments	13,327,936	13,315,487
Net change in unrealized appreciation (depreciation) on investments	(14,046,604)	2,663,353

Net increase in net assets resulting from operations	1,981,105	18,471,757

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	(697,329)	(1,343,243)
Class C	(29,573)	(115,014)
Class N	(120,699)	(155,605)
Class Y	(1,762,836)	(3,444,736)
Net realized capital gains
Class A	(3,636,324)	(4,481,543)
Class C	(399,110)	(585,360)
Class N	(547,685)	(438,036)
Class Y	(8,277,844)	(10,223,262)

Total distributions	(15,471,400)	(20,786,799)

NET DECREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	(42,959,492)	(8,502,935)

Net decrease in net assets	(56,449,787)	(10,817,977)
NET ASSETS
Beginning of the year	197,930,004	208,747,981

End of the year	$141,480,217	$197,930,004

DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME	$(116,464)	$(275,457)

See accompanying notes to financial statements.

13  |

Financial Highlights

For a share outstanding throughout each period.

	Class A
	Year Ended January 31, 2018		Year Ended January 31, 2017		Year Ended January 31, 2016		Year Ended January 31, 2015		Year Ended January 31, 2014
Net asset value, beginning of the period	$15.84		$15.93		$18.51		$15.20		$19.20

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.24		0.18		0.22		0.20		0.19
Net realized and unrealized gain (loss)	(0.14)		1.33		(1.33)		4.57		0.06

Total from Investment Operations	0.10		1.51		(1.11)		4.77		0.25

LESS DISTRIBUTIONS FROM:
Net investment income	(0.22)		(0.22)		(0.18)		(0.20)		(0.25)
Net realized capital gains	(1.23)		(1.38)		(1.29)		(1.26)		(4.00)

Total Distributions	(1.45)		(1.60)		(1.47)		(1.46)		(4.25)

Net asset value, end of the period	$14.49		$15.84		$15.93		$18.51		$15.20

Total return(b)	0.49	%(c)	9.51	%(c)	(6.21	)%(c)	32.94%		1.96%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$41,189		$58,312		$56,344		$77,842		$68,470
Net expenses	1.29	%(d)(e)	1.35	%(d)	1.36	%(d)(f)	1.40	%(g)	1.36%
Gross expenses	1.43%		1.38%		1.38%		1.40%		1.36%
Net investment income	1.49%		1.06%		1.31%		1.23%		1.00%
Portfolio turnover rate	11%		13%		17%		18%		17%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Effective July 1, 2017, the expense limit decreased from 1.35% to 1.25%.
(f)	Effective May 1, 2015, the expense limit decreased from 1.40% to 1.35%.
(g)	Effective July 1, 2014, the expense limit decreased from 1.50% to 1.40%.

See accompanying notes to financial statements.

|  14

Financial Highlights (continued)

For a share outstanding throughout each period.

	Class C
	Year Ended January 31, 2018		Year Ended January 31, 2017		Year Ended January 31, 2016		Year Ended January 31, 2015		Year Ended January 31, 2014
Net asset value, beginning of the period	$15.87		$15.95		$18.55		$15.23		$19.23

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.11		0.06		0.09		0.08		0.05
Net realized and unrealized gain (loss)	(0.12)		1.33		(1.33)		4.58		0.05

Total from Investment Operations	(0.01)		1.39		(1.24)		4.66		0.10

LESS DISTRIBUTIONS FROM:
Net investment income	(0.09)		(0.09)		(0.07)		(0.08)		(0.10)
Net realized capital gains	(1.23)		(1.38)		(1.29)		(1.26)		(4.00)

Total Distributions	(1.32)		(1.47)		(1.36)		(1.34)		(4.10)

Net asset value, end of the period	$14.54		$15.87		$15.95		$18.55		$15.23

Total return(b)	(0.21	)%(c)	8.67	%(c)	(6.87	)%(c)	31.95%		1.14%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$4,472		$7,307		$7,869		$10,432		$8,982
Net expenses	2.05	%(d)(e)	2.10	%(d)	2.11	%(d)(f)	2.15	%(g)	2.11%
Gross expenses	2.18%		2.13%		2.13%		2.15%		2.11%
Net investment income	0.71%		0.34%		0.55%		0.48%		0.27%
Portfolio turnover rate	11%		13%		17%		18%		17%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Effective July 1, 2017, the expense limit decreased from 2.10% to 2.00%.
(f)	Effective May 1, 2015, the expense limit decreased from 2.15% to 2.10%.
(g)	Effective July 1, 2014, the expense limit decreased from 2.25% to 2.15%.

See accompanying notes to financial statements.

15  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Class N
	Year Ended January 31, 2018		Year Ended January 31, 2017	Year Ended January 31, 2016		Year Ended January 31, 2015		Period Ended January 31, 2014*
Net asset value, beginning of the period	$14.87		$15.05	$17.57		$14.48		$19.88

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.26		0.22	(0.17	)(b)	0.25		0.15
Net realized and unrealized gain (loss)	(0.11)		1.27	(0.81)		4.35		(1.64)

Total from Investment Operations	0.15		1.49	(0.98)		4.60		(1.49)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.27)		(0.29)	(0.25)		(0.25)		(0.22)
Net realized capital gains	(1.23)		(1.38)	(1.29)		(1.26)		(3.69)

Total Distributions	(1.50)		(1.67)	(1.54)		(1.51)		(3.91)

Net asset value, end of the period	$13.52		$14.87	$15.05		$17.57		$14.48

Total return	0.88	%(c)	9.91%	(5.79	)%(c)	33.48	%(c)	(6.75	)%(c)(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$6,865		$6,108	$4,513		$1		$1
Net expenses	0.97	%(e)(f)	0.97%	0.94	%(f)(g)	0.99	%(f)(h)	1.20	%(f)(i)
Gross expenses	1.01%		0.97%	1.01%		9.79%		3.14	%(i)
Net investment income (loss)	1.79%		1.38%	(1.14	)%(b)	1.60%		1.14	%(i)
Portfolio turnover rate	11%		13%	17%		18%		17%

*	From commencement of Class on May 1, 2013 through January 31, 2014.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	The net investment loss does not correspond with aggregate net investment income earned by the Fund due to the timing of income earned and expenses accrued in relation to changes in net assets of the Fund during the period.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	Effective July 1, 2017, the expense limit decreased from 1.05% to 0.95%.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Effective May 1, 2015, the expense limit decreased from 1.10% to 1.05%.
(h)	Effective July 1, 2014, the expense limit decreased from 1.20% to 1.10%.
(i)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  16

Financial Highlights (continued)

For a share outstanding throughout each period.

	Class Y
	Year Ended January 31, 2018		Year Ended January 31, 2017		Year Ended January 31, 2016		Year Ended January 31, 2015		Year Ended January 31, 2014
Net asset value, beginning of the period	$14.84		$15.01		$17.54		$14.48		$18.50

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.25		0.21		0.25		0.23		0.23
Net realized and unrealized gain (loss)	(0.12)		1.27		(1.27)		4.33		0.05

Total from Investment Operations	0.13		1.48		(1.02)		4.56		0.28

LESS DISTRIBUTIONS FROM:
Net investment income	(0.26)		(0.27)		(0.22)		(0.24)		(0.30)
Net realized capital gains	(1.23)		(1.38)		(1.29)		(1.26)		(4.00)

Total Distributions	(1.49)		(1.65)		(1.51)		(1.50)		(4.30)

Net asset value, end of the period	$13.48		$14.84		$15.01		$17.54		$14.48

Total return	0.73	%(b)	9.78	%(b)	(5.95	)%(b)	33.21%		2.22%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$88,954		$126,203		$140,022		$176,555		$130,415
Net expenses	1.04	%(c)(d)	1.10	%(c)	1.11	%(c)(e)	1.15	%(f)	1.10%
Gross expenses	1.18%		1.13%		1.13%		1.15%		1.10%
Net investment income	1.71%		1.30%		1.55%		1.49%		1.24%
Portfolio turnover rate	11%		13%		17%		18%		17%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(d)	Effective July 1, 2017, the expense limit decreased from 1.10% to 1.00%.
(e)	Effective May 1, 2015, the expense limit decreased from 1.15% to 1.10%.
(f)	Effective July 1, 2014, the expense limit decreased from 1.25% to 1.15%.

See accompanying notes to financial statements.

17  |

Notes to Financial Statements

January 31, 2018

1.  Organization.  AEW Real Estate Fund (the “Fund”) is a series of Natixis Funds Trust IV (the “Trust”), and is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series.

The Fund is a diversified investment company.

The Fund offers Class A, Class C, Class N and Class Y shares. Class T shares of the Fund are not currently available for purchase.

Class A shares are sold with a maximum front-end sales charge of 5.75%. Class C shares do not pay a front-end sales charge, do not convert to any other class of shares, pay higher Rule 12b-1 fees than Class A shares and may be subject to a CDSC of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are offered with an initial minimum investment of $1,000,000. Class Y shares are offered with an initial minimum investment of $100,000. Certain categories of investors are exempted from the minimum investment amounts for Class N and Class Y as outlined in the Fund’s prospectus.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”) and Natixis ETF Trust. Expenses of the Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fees applicable to Class A and Class C), and transfer agent fees are borne collectively for Class A, Class C and Class Y and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of the Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund’s financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to year-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Fund’s financial statements.

|  18

Notes to Financial Statements (continued)

January 31, 2018

a.  Valuation.  Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from

19  |

Notes to Financial Statements (continued)

January 31, 2018

quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-dividend date and interest income is recorded on an accrual basis. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in dividends received from the Fund’s investments in real estate investment trusts (“REITs”) are reported to the Fund after the end of the calendar year; accordingly, the Fund estimates these amounts for accounting purposes until the characterization of REIT distributions is reported to the Fund after the end of the calendar year. Estimates for the period from January 1 through January 31, 2018 are included in the Statement of Operations. Estimates are based on the most recent REIT distribution information available. Interest income is increased by the accretion of discount and decreased by the amortization of premium. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class-specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Federal and Foreign Income Taxes.  The Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of the Fund’s tax positions for the open tax years as of January 31, 2018 and has concluded that no provisions for income tax are required. The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next twelve months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Fund. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

The Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statement of Operations as a reduction of investment income, net of amounts

|  20

Notes to Financial Statements (continued)

January 31, 2018

eligible to be reclaimed. Dividends and interest receivable on the Statement of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or will be filed are reflected on the Statement of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statement of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statement of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to the Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statement of Assets and Liabilities and are recorded as a realized gain when received.

d.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. When the Fund identifies the character of distributions paid by REITs in the previous calendar year, certain distributions to Fund shareholders may be redesignated as capital gain distributions or, if in excess of taxable income, as a return of capital. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as distribution re-designations and short-term capital gains distributions from REITs. Permanent book and tax basis differences relating to shareholder distributions, net investment income, and net realized gains will result in reclassifications to the capital accounts reported on the Statement of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees and wash sales. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Fund’s fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the years ended January 31, 2018 and 2017, respectively, were as follows:

2018 Distributions Paid From:			2017 Distributions Paid From:
Ordinary Income	Long-Term Capital Gains	Total	Ordinary Income	Long-Term Capital Gains	Total
$2,559,422	$12,911,978	$15,471,400	$3,365,940	$17,420,859	$20,786,799

21  |

Notes to Financial Statements (continued)

January 31, 2018

Differences between these amounts and those reported in the Statement of Changes in Net Assets are primarily attributable to different book and tax treatment for short-term capital gains.

As of January 31, 2018, the components of distributable earnings on a tax basis were as follows:

Undistributed long-term capital gains	$3,107,235
Unrealized appreciation	14,851,353

Total accumulated earnings	$17,958,588

As of January 31, 2018, the cost of investments and unrealized appreciation (depreciation) on a federal tax basis were as follows:

Federal tax cost	$126,256,184

Gross tax appreciation	$18,904,630
Gross tax depreciation	(4,053,277)

Net tax appreciation	$14,851,353

e.  Repurchase Agreements.  The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of January 31, 2018, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statement of Assets and Liabilities for financial reporting purposes.

f.  Securities Lending.  The Fund has entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including

|  22

Notes to Financial Statements (continued)

January 31, 2018

accrued interest) of loaned securities for U.S. Government securities, sovereign debt issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent.

For the year ended January 31, 2018, the Fund did not loan securities under this agreement.

g.  Indemnifications.  Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

23  |

Notes to Financial Statements (continued)

January 31, 2018

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2018, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$140,033,692	$—	$—	$140,033,692
Short-Term Investments	—	1,073,845	—	1,073,845

Total	$140,033,692	$1,073,845	$—	$141,107,537

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the year ended January 31, 2018, there were no transfers among Levels 1, 2 and 3.

4.  Purchases and Sales of Securities.  For the year ended January 31, 2018, purchases and sales of securities (excluding short-term investments) were $17,673,543 and $70,511,062, respectively.

5.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  AEW Capital Management, L.P. (“AEW”) serves as the investment adviser to the Fund. AEW is a wholly-owned subsidiary of Natixis Investment Managers, L.P. (“Natixis”), which is part of Natixis Investment Managers, an international asset management group based in Paris, France. Under the terms of the management agreement, the Fund pays a management fee at the annual rate of 0.80% of the first $500 million of the Fund’s average daily net assets and 0.75% of the Fund’s average daily net assets in excess of $500 million, calculated daily and payable monthly.

AEW has given a binding undertaking to the Fund to waive management fees and/or reimburse certain expenses to limit the Fund’s operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. This undertaking is in effect until April 30, 2019, may be terminated before then only with the consent of the Fund’s Board of Trustees, and is reevaluated on an annual basis. Management fees payable, as reflected on the Statement of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statement of Assets and Liabilities as receivable from investment adviser.

|  24

Notes to Financial Statements (continued)

January 31, 2018

Effective July 1, 2017, the expense limits as a percentage of average daily net assets under the expense limitation agreement for the Fund are as follows:

Expense Limit as a Percentage of Average Daily Net Assets
Class A	Class C	Class N	Class Y
1.25%	2.00%	0.95%	1.00%

Prior to July 1, 2017, the expense limits as a percentage of average daily net assets under the expense limitation agreement were as follows:

Expense Limit as a Percentage of Average Daily Net Assets
Class A	Class C	Class N	Class Y
1.35%	2.10%	1.05%	1.10%

AEW shall be permitted to recover expenses it has borne under the expense limitation agreement (whether through waiver of its management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For the year ended January 31, 2018, the management fees and waiver of management fees for the Fund were as follows:

Gross Management Fees	Contractual Waiver of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
			Gross	Net
$1,341,544	$223,003	$1,118,541	0.80%	0.67%

[1]	Management fee waiver is subject to possible recovery until January 31, 2019.

No expenses were recovered during the year ended January 31, 2018 under the terms of the expense limitation agreement.

b.  Service and Distribution Fees.  Natixis Distribution, L.P. (“Natixis Distribution”), which is a wholly-owned subsidiary of Natixis, has entered into a distribution agreement with the Trust. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Fund.

Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service Plan relating to the Fund’s Class A shares (the “Class A Plan”) and a Distribution and Service Plan relating to the Fund’s Class C shares (the “Class C Plan”).

Under the Class A Plan, the Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class A shares, as reimbursement for expenses incurred by Natixis Distribution

25  |

Notes to Financial Statements (continued)

January 31, 2018

in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Under the Class C Plan, the Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by Natixis Distribution in providing personal services to investors in Class C shares and/or the maintenance of shareholder accounts.

Also under the Class C Plan, the Fund pays Natixis Distribution a monthly distribution fee at the annual rate of 0.75% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Class C shares.

For the year ended January 31, 2018, the service and distribution fees for the Fund were as follows:

Service Fees		Distribution Fees
Class A	Class C	Class C
$127,598	$13,983	$41,949

c.  Administrative Fees.  Natixis Advisors, L.P. (“Natixis Advisors”) provides certain administrative services for the Fund and contracts with State Street Bank to serve as sub-administrator. Natixis Advisors is a wholly-owned subsidiary of Natixis. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trust and Natixis Advisors, the Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0350% of the next $30 billion and 0.0325% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust of $10 million, which is reevaluated on an annual basis.

For the year ended January 31, 2018, the administrative fees for the Fund were $74,626.

d.  Sub-Transfer Agent Fees.  Natixis Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Fund and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Fund. These services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Fund’s transfer agent. Accordingly, the Fund has agreed to reimburse Natixis Distribution for all or a portion of the servicing fees paid to

|  26

Notes to Financial Statements (continued)

January 31, 2018

these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to Natixis Distribution are subject to a current per-account equivalent fee limit approved by the Fund’s Board, which is based on fees for similar services paid to the Fund’s transfer agent and other service providers. Class N shares do not bear such expenses.

For the year ended January 31, 2018, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statement of Operations) for the Fund were $244,320.

As of January 31, 2018, the Fund owes Natixis Distribution $3,379 in reimbursements for sub-transfer agent fees (which are reflected in the Statement of Assets and Liabilities as payable to distributor).

Sub-transfer agent fees attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

e.  Commissions.  Commissions (including CDSCs) on Fund shares retained by Natixis Distribution during the year ended January 31, 2018 amounted to $3,176.

f.  Trustees Fees and Expenses.  The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $340,000.The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $170,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee and the chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $20,000. The chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $12,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

Prior to January 1, 2018, the Chairperson of the Board received a retainer fee at the annual rate of $325,000 and each Independent Trustee (other than the Chairperson)

27  |

Notes to Financial Statements (continued)

January 31, 2018

received, in the aggregate, a retainer fee at the annual rate of $155,000, the chairperson of the Contract Review Committee and Audit Committee each received an additional retainer fee at the annual rate of $17,500 and the chairperson of the Governance Committee received an additional retainer fee at the annual rate of $10,000. All other Trustee fees remained unchanged.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust are normally reflected as Trustees’ fees and expenses in the Statement of Operations. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

g.  Reimbursement of Transfer Agent Fees and Expenses.  Natixis Advisors has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses for the Fund’s Class N shares. This undertaking is in effect through April 30, 2018 and is not subject to recovery under the expense limitation agreement described above.

For the year ended January 31, 2018, Natixis Advisors reimbursed the Fund $238 for transfer agency expenses related to Class N shares.

6.  Class-Specific Transfer Agent Fees and Expenses.  Transfer agent fees and expenses attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.

For the year ended January 31, 2018, the Fund incurred the following class-specific transfer agent fees and expenses (including sub-transfer agent fees, where applicable):

	Class A	Class C	Class N	Class Y
Transfer Agent Fees and Expenses	$91,342	$10,012	$238	$186,848

7.  Line of Credit.  The Fund, together with certain other funds of Natixis Funds Trusts and Loomis Sayles Funds Trusts, entered into a 364-day, $400,000,000 syndicated, committed, unsecured line of credit with Citibank, N.A. to be used for temporary or emergency purposes only. Any one Fund may borrow up to the full $400,000,000 under the line of credit (as long as all borrowings by all Funds in the aggregate do not exceed

|  28

Notes to Financial Statements (continued)

January 31, 2018

the $400,000,000 limit at any time) subject to each Fund’s investment restrictions. Interest is charged to the Funds at a rate equal to the greater of the eurodollar or the federal funds rate plus 1.00%. In addition, a commitment fee of 0.15% per annum, payable on the last business day of each month, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. The Funds paid an arrangement fee, an upfront fee, and other fees in connection with the new line of credit agreement, which are being amortized over a period of 364 days and are reflected as miscellaneous expenses on the Statement of Operations. The unamortized balance is reflected as prepaid expenses on the Statement of Assets and Liabilities.

Prior to April 13, 2017, the commitment fee was 0.10% per annum based on the average daily unused portion of the line of credit.

For the year ended January 31, 2018, the Fund had no borrowings under this agreement.

8.  Brokerage Commission Recapture.  The Fund has entered into agreements with certain brokers whereby the brokers will rebate a portion of brokerage commissions. All amounts rebated by the brokers are returned to the Fund under such agreements and are included as realized gains on investments in the Statement of Operations. For the year ended January 31, 2018, $2,730 was rebated under these agreements.

9.  Concentration of Risk.  The Fund concentrates its investments in real estate securities, including REITs. A fund with a concentrated portfolio is vulnerable to the risks of the industry in which it invests and is subject to greater risks and market fluctuations than funds investing in a broader range of industries. Real estate securities are susceptible to the risks associated with direct ownership of real estate such as declining property values, increases in property taxes, operating expenses, interest rates or competition, zoning changes and losses from casualty and condemnation.

10.  Concentration of Ownership.  From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Fund. As of January 31, 2018, based on management’s evaluation of the shareholder account base, the Fund had accounts representing controlling ownership of more than 5% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Number of 5% Account Holders	Percentage of Ownership
2	13.83%

29  |

Notes to Financial Statements (continued)

January 31, 2018

Omnibus shareholder accounts for which Natixis Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Fund does not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

11.  Capital Shares.  The Fund may issue an unlimited number of shares of beneficial interest without par value. Transactions in capital shares were as follows:

	Year Ended January 31, 2018		Year Ended January 31, 2017
Class A	Shares	Amount	Shares	Amount
Issued from the sale of shares	526,101	$8,267,520	879,518	$14,782,661
Issued in connection with the reinvestment of distributions	253,455	3,820,533	318,809	5,207,567
Redeemed	(1,619,101)	(25,490,044)	(1,054,296)	(17,578,736)

Net change	(839,545)	$(13,401,991)	144,031	$2,411,492

Class C
Issued from the sale of shares	31,020	$488,318	75,251	$1,272,960
Issued in connection with the reinvestment of distributions	23,764	358,033	31,934	521,241
Redeemed	(207,627)	(3,281,081)	(139,930)	(2,325,959)

Net change	(152,843)	$(2,434,730)	(32,745)	$(531,758)

Class N
Issued from the sale of shares	109,189	$1,596,006	139,867	$2,204,860
Issued in connection with the reinvestment of distributions	47,550	668,384	38,672	593,641
Redeemed	(59,482)	(882,587)	(67,796)	(1,065,409)

Net change	97,257	$1,381,803	110,743	$1,733,092

Class Y
Issued from the sale of shares	1,902,647	$28,038,632	2,282,679	$35,651,055
Issued in connection with the reinvestment of distributions	603,181	8,461,659	678,197	10,401,001
Redeemed	(4,414,297)	(65,004,865)	(3,780,866)	(58,167,817)

Net change	(1,908,469)	$(28,504,574)	(819,990)	$(12,115,761)

Increase (decrease) from capital share transactions	(2,803,600)	$(42,959,492)	(597,961)	$(8,502,935)

|  30

Report of Independent Registered Public

Accounting Firm

To the Board of Trustees of Natixis Funds Trust IV and Shareholders of AEW Real Estate Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of AEW Real Estate Fund, (one of the funds constituting the Natixis Funds Trust IV, hereafter referred to as the “Fund”) as of January 31, 2018, the related statement of operations for the year ended January 31, 2018, the statement of changes in net assets for the two years in the period ended January 31, 2018, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of January 31, 2018, the results of its operations for the year then ended, the changes in its net assets for the two years in the period ended January 31, 2018 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of January 31, 2018 by correspondence with the custodian, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/  PricewaterhouseCoopers LLP

Boston, Massachusetts

March 23, 2018

We have served as the auditor of one or more investment companies in the Natixis Investment Company Complex since at least 1995. We have not determined the specific year we began serving as auditor.

31  |

2018 U.S. Tax Distribution Information to Shareholders (Unaudited)

Qualified Dividend Income.  For the fiscal year ended January 31, 2018, 10.32% of the ordinary income dividends paid by the Fund are considered qualified dividend income eligible for reduced tax rates. These lower rates range from 0% to 20% depending on an individual’s tax bracket. Complete information will be reported in conjunction with Form 1099-DIV.

Capital Gains Distributions.  Pursuant to Internal Revenue Section 852(b), the Fund designates as a capital gain dividend the amounts reflected below for the fiscal year ended January 31, 2018:

$12,911,978 subject to a long-term capital gains tax rate of not greater than 20%, and $405,056 subject to a long-term capital gains tax rate of not greater than 25%

|  32

Special Meeting of Shareholders (Unaudited)

A special meeting of shareholders of the Trust was held on December 4, 2017 to consider a proposal to elect thirteen Trustees to the Board of Trustees. The proposal was approved by shareholders of the Trust. The results of the shareholder vote were as follows:

Nominee	Voted “FOR”*	Withheld*
Kevin P. Charleston	10,614,558.172	2,641.455
Kenneth A. Drucker	10,593,499.172	23,700.455
Edmond J. English	10,614,557.162	2,642.465
David L. Giunta	10,614,537.172	2,662.455
Richard A. Goglia	10,614,557.162	2,642.465
Wendell J. Knox	10,614,558.172	2,641.455
Martin T. Meehan	10,614,557.162	2,642.465
Maureen B. Mitchell	10,616,850.627	349.000
Sandra O. Moose**	10,616,731.637	467.990
James P. Palermo	10,614,557.162	2,642.465
Erik R. Sirri	10,614,557.162	2,642.465
Peter J. Smail	10,614,558.172	2,641.455
Cynthia L. Walker	10,616,870.617	329.010

*	Trust-wide voting results.
**	Ms. Moose retired as a Trustee effective January 1, 2018.

33  |

Trustee and Officer Information

The tables below provide certain information regarding the trustees and officers of Natixis Funds Trust IV (the “Trust”). Unless otherwise indicated, the address of all persons below is 888 Boylston Street, Suite 800, Boston, MA 02199-8197. The Fund’s Statement of Additional Information includes additional information about the trustees of the Trust and is available by calling Natixis Funds at 800-225-5478.

Name and Year of Birth	Position(s) Held with the Trust, Length of Time Served and Term of Office[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen[2] and Other Directorships Held During Past 5 Years	Experience, Qualifications, Attributes, Skills for Board Membership

INDEPENDENT TRUSTEES

Kenneth A. Drucker (1945)	Chairperson of the Board of Trustees since January 2017 Trustee since 2008 Ex Officio member of Audit Committee, Contract Review Committee and Governance Committee	Retired	54 None	Significant experience on the Board and on the boards of other business organizations (including at investment companies); executive experience (including as treasurer of an aerospace, automotive, and metal manufacturing corporation)

Edmond J. English (1953)	Trustee since 2013 Audit Committee Member and Governance Committee Member	Executive Chairman; formerly, Chief Executive Officer of Bob’s Discount Furniture (retail)	54 Director, Burlington Stores, Inc. (retail)	Significant experience on the Board and significant experience on the boards of other business organizations (including retail companies and a bank); executive experience (including at a retail company)

|  34

Trustee and Officer Information

Name and Year of Birth	Position(s) Held with the Trust, Length of Time Served and Term of Office[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen[2] and Other Directorships Held During Past 5 Years	Experience, Qualifications, Attributes, Skills for Board Membership

INDEPENDENT TRUSTEES continued

Richard A. Goglia (1951)	Trustee since 2015 Audit Committee Member	Retired; formerly Vice President and Treasurer of Raytheon Company (defense)	54 None	Experience on the Board and executive experience (including his role as vice president and treasurer of a defense company and experience at a financial services company)

Wendell J. Knox (1948)	Trustee since 2009 Contract Review Committee Member and Governance Committee Member	Director of Abt Associates Inc. (research and consulting)	54 Director, Eastern Bank (bank); Director, The Hanover Insurance Group (property and casualty insurance)	Significant experience on the Board and on the boards of other business organizations (including at a bank and at a property and casualty insurance firm); executive experience (including roles as president and chief executive officer of a research and consulting company)

35  |

Trustee and Officer Information

Name and Year of Birth	Position(s) Held with the Trust, Length of Time Served and Term of Office[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen[2] and Other Directorships Held During Past 5 Years	Experience, Qualifications, Attributes, Skills for Board Membership

INDEPENDENT TRUSTEES continued

Martin T. Meehan (1956)	Trustee since 2012 Audit Committee Member	President, University of Massachusetts; formerly, Chancellor and faculty member, University of Massachusetts Lowell	54 None	Significant experience on the Board and on the boards of other business organizations; experience as President of the University of Massachusetts; government experience (including as a member of the U.S. House of Representatives); academic experience

Maureen B. Mitchell[3] (1951)	Trustee since 2017 Contract Review Committee Member	Retired; formerly President, Global Sales and Marketing, GE Asset Management, Inc. (financial services)	54 None	Experience on the Board; financial services industry and executive experience (including role as president of global sales and marketing at a financial services company)

James P. Palermo (1955)	Trustee since 2016 Contract Review Committee Member	Founding Partner, Breton Capital Management, LLC (private equity); Partner, STEP Partners, LLC (private equity); formerly, Chief Executive Officer of Global Client Management of The Bank of New York Mellon Corporation	54 None	Experience on the Board; financial services industry and executive experience (including roles as chief executive officer of client management and asset servicing for a banking and financial services company)

|  36

Trustee and Officer Information

Name and Year of Birth	Position(s) Held with the Trust, Length of Time Served and Term of Office[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen[2] and Other Directorships Held During Past 5 Years	Experience, Qualifications, Attributes, Skills for Board Membership

INDEPENDENT TRUSTEES continued

Erik R. Sirri (1958)	Trustee since 2009 Chairperson of the Audit Committee	Professor of Finance at Babson College	54 None	Significant experience on the Board; experience as Director of the Division of Trading and Markets at the Securities and Exchange Commission; academic experience; training as an economist

Peter J. Smail (1952)	Trustee since 2009 Chairperson of the Contract Review Committee and Governance Committee Member	Retired	54 None	Significant experience on the Board; mutual fund industry and executive experience (including roles as president and chief executive officer for an investment adviser)

Cynthia L. Walker (1956)	Trustee since 2005 Chairperson of the Governance Committee and Audit Committee Member	Deputy Dean for Finance and Administration, Yale University School of Medicine	54 None	Significant experience on the Board; executive experience in a variety of academic organizations (including roles as dean for finance and administration)

37  |

Trustee and Officer Information

Name and Year of Birth	Position(s) Held with the Trust, Length of Time Served and Term of Office[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen[2] and Other Directorships Held During Past 5 Years	Experience, Qualifications, Attributes, Skills for Board Membership

INTERESTED TRUSTEES

Kevin P. Charleston[4] (1965) One Financial Center Boston, MA 02111	Trustee since 2015	President, Chief Executive Officer and Chairman of the Board of Directors; formerly, Chief Financial Officer, Loomis, Sayles & Company, L.P.	54 None	Experience on the Board; continuing service as President, Chief Executive Officer and Chairman of the Board of Directors of Loomis, Sayles & Company, L.P.

David L. Giunta[5] (1965)	Trustee since 2011 President and Chief Executive Officer since 2008	President and Chief Executive Officer, Natixis Advisors, L.P., Natixis Distribution, L.P., Natixis Distribution Corporation and Chairman of the Board of Natixis Distribution Corporation	54 None	Significant experience on the Board; experience as President and Chief Executive Officer, Natixis Advisors, L.P., Natixis Distribution, L.P., Natixis Distribution Corporation and Chairman of the Board of Natixis Distribution Corporation

[1]	Each trustee serves until retirement, resignation or removal from the Board. The current retirement age is 75. The position of Chairperson of the Board is appointed for a three-year term.

[2]

The trustees of the Trust serve as trustees of a fund complex that includes all series of the Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (collectively, the “Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (collectively, the “Loomis Sayles Funds Trusts”) and Natixis ETF Trust (collectively, the “Fund Complex”).

[3]	Ms. Mitchell was appointed as a Trustee effective July 1, 2017.

[4]

Mr. Charleston is deemed an “interested person” of the Trust because he holds the following positions with an affiliated person of the Trust: President, Chief Executive Officer and Chairman of the Board of Directors of Loomis, Sayles & Company, L.P.

[5]

Mr. Giunta is deemed an “interested person” of the Trust because he holds the following positions with an affiliated person of the Trust: President and Chief Executive Officer, Natixis Advisors, L.P., Natixis Distribution, L.P., Natixis Distribution Corporation and Chairman of the Board of Natixis Distribution Corporation.

|  38

Trustee and Officer Information

Name and Year of Birth	Position(s) Held with the Trust	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years[2]

OFFICERS OF THE TRUST

Russell L. Kane (1969)	Secretary, Clerk and Chief Legal Officer	Since 2016	Executive Vice President, General Counsel, Secretary and Clerk, Natixis Distribution Corporation, Natixis Advisors, L.P. and Natixis Distribution, L.P.; formerly, Chief Compliance Officer for Mutual Funds, Senior Vice President, Deputy General Counsel, Assistant Secretary and Assistant Clerk, Natixis Distribution Corporation, Natixis Advisors, L.P. and Natixis Distribution, L.P.

Michael C. Kardok (1959)	Treasurer, Principal Financial and Accounting Officer	Since 2004 (since 2007 for Gateway Trust and 2011 for Natixis ETF Trust)	Senior Vice President, Natixis Advisors, L.P. and Natixis Distribution, L.P.

Rosa Licea-Mailloux (1976)	Chief Compliance Officer, Assistant Secretary and Anti-Money Laundering Officer	Since 2016	Senior Vice President, Deputy General Counsel, Assistant Secretary and Assistant Clerk, Natixis Distribution Corporation, Natixis Advisors, L.P. and Natixis Distribution, L.P.; formerly, Associate General Counsel, Natixis Distribution, L.P.

[1]

Each officer of the Trust serves for an indefinite term in accordance with the Trust’s current by-laws until the date his or her successor is elected and qualified, or until he or she sooner dies, retires, is removed or becomes disqualified.

[2]

Each person listed above, except as noted, holds the same position(s) with the Fund Complex. Previous positions during the past five years with Natixis Distribution, L.P., Natixis Advisors, L.P. or Loomis, Sayles & Company, L.P. are omitted, if not materially different from an officer’s current position with such entity.

39  |

Annual Report

January 31, 2018

Natixis Sustainable Future 2015 FundSM

Natixis Sustainable Future 2020 FundSM

Natixis Sustainable Future 2025 FundSM

Natixis Sustainable Future 2030 FundSM

Natixis Sustainable Future 2035 FundSM

Natixis Sustainable Future 2040 FundSM

Natixis Sustainable Future 2045 FundSM

Natixis Sustainable Future 2050 FundSM

Natixis Sustainable Future 2055 FundSM

Natixis Sustainable Future 2060 FundSM

NATIXIS SUSTAINABLE FUTURE FUNDSSM

Managers	Symbols
Mirova Global Sustainable Equity Segment	2015 Fund Class N NSFBX
Mirova Carbon Neutral U.S. Equity Segment	2020 Fund Class N NSFDX
Natixis Asset Management U.S., LLC	2025 Fund Class N NSFEX
2030 Fund Class N NSFFX
AIA U.S. Large Cap Value ESG Segment	2035 Fund Class N NSFGX
Active Index Advisors, a division of Natixis Advisors, L.P.	2040 Fund Class N NSFHX
2045 Fund Class N NSFJX
Portfolio Allocations	2050 Fund Class N NSFKX
Wilshire Associates Incorporated	2055 Fund Class N NSFLX
2060 Fund Class N NSFMX

Investment Goal

Each Fund seeks the highest total return consistent with its current asset allocation.

Market Conditions

Synchronized growth across global markets drove equity returns during the 11-month period ended January 31, 2018, with the MSCI ACWI returning 23.48%. All regions posted strong performance, led by Asia ex Japan (+39.19%), emerging markets (+37.04%), and Europe (+27.62%). Japan (+24.69%), the UK (+21.38%), and the US (+19.92%) also performed well but lagged the other regions.

In the US, growth in both the economy and labor markets came in strong, pushing equity markets higher. Strong corporate earnings and continued easy monetary policy coupled with a benign inflationary environment to create supportive conditions for stocks. Business and consumer confidence also hit record high levels during the year. The passage of the tax reform bill toward the end of the year helped push US stocks even higher, and the S&P 500® Index saw 62 new all-time highs in 2017. Economically sensitive sectors performed best while defensive sectors lagged.

In the euro zone, supportive monetary policy and strengthening economic data, along with stable global growth, helped bolster the equity markets. Fears of deflation eased as inflation picked up and unemployment ticked down. This was not without a few political hiccups along the way, however, including uncertainty around the French and German elections, as well as Brexit, which continued to weigh on the economy. Brexit negotiations did take a positive step forward in December, resolving some issues, but there is still much work to be done.

In Japan, the bulk of the market gains came in the final four months of the period. The move higher coincided with Prime Minister Shinzo Abe’s snap election victory in October. Even though inflation is below the Bank of Japan’s 2% target, Abe’s victory ensures the continuation of Abenomics. Despite the lack of inflation, the Japanese economy has improved, with a rebound in business and consumer spending leading to seven straight quarters of growth and unemployment at 23-year lows.

Across the emerging markets, the supportive synchronized global growth environment, modest inflation, higher commodity prices, and a weaker US dollar helped stocks outperform their developed market counterparts.

Global fixed income markets also advanced, with the Bloomberg Barclays Global Aggregate Bond Index returning 6.96% for the 11-month period. The Federal Reserve raised rates three times, pushing short-term yields higher. The US yield curve (a curve that shows the relationship among bond yields across the maturity spectrum) flattened. With inflation remaining moderate, longer maturity bond yields failed to get the same lift as shorter yields. Easy monetary policy in Europe and Japan also weighed on global yields.

1  |

Performance Results

This table shows performance for each Fund for the period ended January 31, 2018 compared to its benchmark in the S&P Target Date® Index Series.

Fund Name	Fund Performance as of 1/31/2018	Benchmark	Benchmark Performance as of 1/31/2018
Natixis Sustainable Future 2015 Fund	13.42%	S&P Target Date 2015® Index[1]	10.31%
Natixis Sustainable Future 2020 Fund	15.38	S&P Target Date 2020® Index[1]	11.69
Natixis Sustainable Future 2025 Fund	17.31	S&P Target Date 2025® Index[1]	13.68
Natixis Sustainable Future 2030 Fund	19.79	S&P Target Date 2030® Index[1]	15.56
Natixis Sustainable Future 2035 Fund	21.95	S&P Target Date 2035® Index[1]	17.40
Natixis Sustainable Future 2040 Fund	23.80	S&P Target Date 2040® Index[1]	18.62
Natixis Sustainable Future 2045 Fund	24.92	S&P Target Date 2045® Index[1]	19.33
Natixis Sustainable Future 2050 Fund	25.64	S&P Target Date 2050® Index[1]	19.88
Natixis Sustainable Future 2055 Fund	25.64	S&P Target Date 2055® Index[1]	20.13
Natixis Sustainable Future 2060 Fund	25.59	S&P Target Date 2060® Index[1]	20.42

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. See notes to tables on page 22.

[1]

The S&P Target Date® Index Series consists of multi-asset class indices, each corresponding to a specific target retirement date. The asset allocation for each index is determined through an annual survey of target date fund groups with a minimum asset threshold of $100 million. The various asset class exposures of the Indices may include equities, fixed income, REITs, and commodities depending on the allocations reported in the survey. Index returns are calculated daily. You may not invest directly in an index.

Explanation of Fund Performance

The Funds are diversified across six US and global allocations. Four of the six allocations follow a sustainable investing approach, selecting investments based on ESG criteria. ESG stands for environmental, social and governance, also known as sustainable or socially responsible investing (SRI). The two other allocations invest primarily in US government and agency securities.

•

Mirova Global Sustainable Equity Segment invests in companies that relate to sustainable development themes and which Mirova, in the US operated by Natixis Asset Management U.S. believes adhere to ESG practices, have strong fundamentals, and offer attractive valuations.

•	Mirova Carbon Neutral U.S. Equity Segment provides broad exposure to the S&P 500® Index[1], but factors carbon neutrality into its security selection.

•	Mirova Global Green Bond Fund focuses on investment grade bonds issued to finance projects with a positive environmental impact.

•	AIA U.S. Large Cap Value ESG Segment maintains an ESG focus to investing in US large-cap stocks, with a value bias.

•	Loomis Sayles Inflation Protected Securities Fund invests primarily in Treasury Inflation Protected Securities to provide income and hedge against inflation.

•	Loomis Sayles Limited Term Government and Agency Fund provides ballast to help reduce volatility and losses.

All six allocations positively contributed to the Funds’ overall performance on an absolute basis. Each of the allocations except the Mirova Global Green Bond Fund outperformed its respective benchmark for the 11 months ended January 31, 2018. Mirova Global Green Bond Fund underperformed its benchmark, but positively contributed to each Fund’s overall return. The benchmarks mentioned below are specific to each segment/Funds.

The Mirova Global Sustainable Equity Segment outpaced its benchmark, the MSCI World Index (Net)2. An overweight allocation to information technology, the best performing sector in the benchmark, aided returns, along with strong stock selection within the sector. Stock selection within the healthcare, financials and consumer discretionary sectors also contributed to returns, but was partially offset by weak security selection in industrials.

|  2

NATIXIS SUSTAINABLE FUTURE FUNDSSM

The Mirova Carbon Neutral U.S. Equity Segment outperformed its benchmark, the S&P 500® Index. Zero percent exposure to energy was the primary contributor. Traditional energy companies are highly carbon intensive businesses and did not meet the segment’s ESG screening criteria. Security selection within the industrials, consumer staples, information technology, and consumer discretionary sectors also helped performance. This was partially offset by an overweight allocation to REITs, the third worst performing sector in the benchmark, and weak stock selection within the materials and financials sectors.

The Mirova Global Green Bond Fund underperformed its benchmark, the Bloomberg Barclays MSCI Green Bond3 Index. Positioning along the US yield curve was the largest detractor. An underweight allocation to the long end of the curve hampered returns as the difference in yield between longer-duration and shorter-duration bonds narrowed. Generally, in such a low volatility environment, the best performing securities were the long-dated issues and Corporate Bonds that benefited most from central bank programs.

The AIA U.S. Large Cap Value ESG Segment outperformed its benchmark, the S&P 500® Value Index4. An underweight allocation to utilities, the third worst performing sector in the benchmark, and strong security selection within the materials, consumer discretionary and financials sectors were the primary contributors. This was partially offset by weak stock selection in consumer staples and an overweight allocation to REITs, the worst performing sector in the benchmark.

The Loomis Sayles Inflation Protected Securities Fund outperformed its benchmark, the Bloomberg Barclays U.S. TIPS Index5. Yield curve positioning in the TIPS allocation (two years shorter than the benchmark) was the main driver of performance. Inflation expectations steadily increased throughout the year, due primarily to rising energy costs, the continuing decline in the US unemployment rate, and steady economic growth.

The Loomis Sayles Limited Term Government and Agency Fund outperformed its benchmark, the Bloomberg Barclays U.S. Government 1-5 Year Index6. Security selection was the primary contributor. Out-of-benchmark allocations to agency mortgage-backed securities and commercial mortgage-backed securities were the leading drivers.

The allocations for each Fund during the period approximated the amounts shown in the charts on pages 4-21.

1

S&P 500® Index is a widely recognized measure of U.S. stock market performance. It is an unmanaged index of 500 common stocks chosen for market size, liquidity, and industry group representation, among other factors. It also measures the performance of the large cap segment of the US equities market.

2	MSCI World Index (Net) is an unmanaged index that is designed to measure the equity market performance of developed markets. It is comprised of common stocks of companies representative of the market structure of developed market countries in North America, Europe, and the Asia/Pacific Region. The index is calculated without dividends, with net or with gross dividends reinvested, in both U.S. dollars and local currencies.

3	The Bloomberg Barclays MSCI Green Bond Index provides a broad-based measure of global fixed-income securities issued to fund projects with direct environmental benefits according to MSCI ESG Research’s green bond criteria. The green bonds are primarily investment-grade, or may be classified by other sources when bond ratings are not available. The Index may include green bonds from the corporate, securitized, Treasury, or government-related sectors.

4

S&P 500® Value Index. A market-capitalization-weighted index developed by Standard and Poor’s consisting of those stocks within the S&P 500 Index that exhibit strong value characteristics. The S&P 500/Citigroup Value Index uses a numerical ranking system based on four value factors and three growth factors to determine the constituents and their weightings.

5	Bloomberg Barclays U.S. Treasury Inflation Protected Securities Index is an unmanaged index that tracks inflation protected securities issued by the U.S. Treasury. On March 1, 1997, Barclays launched the Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), a rules-based, market value-weighted index that tracks inflation-protected securities issued by the U.S. Treasury.

6	Bloomberg Barclays U.S. 1-5 Year Government Bond Index is a subindex of the Bloomberg Barclays U.S. Government Index, which is comprised of the Bloomberg Barclays U.S. Treasury and U.S. Agency Indices. The Bloomberg Barclays U.S. Government Index includes Treasuries (public obligations of the U.S. Treasury that have remaining maturities of more than one year) and U.S. agency debentures (publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government). The Bloomberg Barclays U.S. Government Index is a component of the Bloomberg Barclays U.S. Government/Credit Bond Index and the Bloomberg Barclays U.S. Aggregate Bond Index.

3  |

NATIXIS SUSTAINABLE FUTURE 2015 FUND

Hypothetical Growth of $1,000,000 Investment in Class N Shares2

February 28, 2017 (inception) through January 31, 2018

See notes to chart on page 22.

Asset Allocation as of January 31, 2018*

% of net assets
Global Equity	34.02%
Mirova Global Sustainable Equity Segment	34.02
U.S. Equity	14.21
AIA U.S. Large Cap Value ESG Index Segment	8.05
Mirova Carbon Neutral U.S. Equity Segment	6.16
Fixed Income	49.81
Mirova Global Green Bond Fund	27.30
Loomis Sayles Limited Term Government and Agency Fund	11.76
Loomis Sayles Inflation Protected Securities Fund	10.75
Cash	1.97

*	Differences between these amounts and those reported elsewhere in the financial statements are attributable to the inclusion of other assets and liabilities.

|  4

NATIXIS SUSTAINABLE FUTURE FUNDSSM

Total Returns — January 31, 20182

		Expense Ratios[3]
	Life of Fund	Gross	Net

Class N (Inception 2/28/17)
NAV	13.42%	3.66%	0.65%

Comparative Performance
S&P Target Date 2015® Index[1]	10.31

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. See notes to tables on page 22.

NATIXIS SUSTAINABLE FUTURE 2020 FUND

Hypothetical Growth of $1,000,000 Investment in Class N Shares2

February 28, 2017 (inception) through January 31, 2018

See notes to chart on page 22.

5  |

Asset Allocation as of January 31, 2018*

% of net assets
Global Equity	40.06%
Mirova Global Sustainable Equity Segment	40.06
U.S. Equity	15.16
AIA U.S. Large Cap Value ESG Index Segment	9.02
Mirova Carbon Neutral U.S. Equity Segment	6.14
Fixed Income	42.82
Mirova Global Green Bond Fund	26.24
Loomis Sayles Limited Term Government and Agency Fund	10.74
Loomis Sayles Inflation Protected Securities Fund	5.85
Cash	1.96

*	Differences between these amounts and those reported elsewhere in the financial statements are attributable to the inclusion of other assets and liabilities.

Total Returns — January 31, 20182

		Expense Ratios[3]
	Life of Fund	Gross	Net

Class N (Inception 2/28/17)
NAV	15.38%	2.98%	0.65%

Comparative Performance
S&P Target Date 2020® Index[1]	11.69

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. See notes to tables on page 22.

|  6

NATIXIS SUSTAINABLE FUTURE FUNDSSM

NATIXIS SUSTAINABLE FUTURE 2025 FUND

Hypothetical Growth of $1,000,000 Investment in Class N Shares2

February 28, 2017 (inception) through January 31, 2018

See notes to chart on page 22.

Asset Allocation as of January 31, 2018*

% of net assets
Global Equity	47.06%
Mirova Global Sustainable Equity Segment	47.06
U.S. Equity	16.10
AIA U.S. Large Cap Value ESG Index Segment	9.98
Mirova Carbon Neutral U.S. Equity Segment	6.11
Fixed Income	34.89
Mirova Global Green Bond Fund	21.29
Loomis Sayles Limited Term Government and Agency Fund	8.75
Loomis Sayles Inflation Protected Securities Fund	4.85
Cash	1.95

*	Differences between these amounts and those reported elsewhere in the financial statements are attributable to the inclusion of other assets and liabilities.

7  |

Total Returns — January 31, 20182

		Expense Ratios[3]
	Life of Fund	Gross	Net

Class N (Inception 2/28/17)
NAV	17.31%	2.53%	0.65%

Comparative Performance
S&P Target Date 2025® Index[1]	13.68

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. See notes to tables on page 22.

|  8

NATIXIS SUSTAINABLE FUTURE FUNDSSM

NATIXIS SUSTAINABLE FUTURE 2030 FUND

Hypothetical Growth of $1,000,000 Investment in Class N Shares2

February 28, 2017 (inception) through January 31, 2018

See notes to chart on page 22.

Asset Allocation as of January 31, 2018*

% of net assets
Global Equity	52.93%
Mirova Global Sustainable Equity Segment	52.93
U.S. Equity	20.03
AIA U.S. Large Cap Value ESG Index Segment	11.92
Mirova Carbon Neutral U.S. Equity Segment	8.10
Fixed Income	25.10
Mirova Global Green Bond Fund	14.46
Loomis Sayles Limited Term Government and Agency Fund	5.80
Loomis Sayles Inflation Protected Securities Fund	4.84
Cash	1.95

*	Differences between these amounts and those reported elsewhere in the financial statements are attributable to the inclusion of other assets and liabilities.

9  |

Total Returns — January 31, 20182

		Expense Ratios[3]
	Life of Fund	Gross	Net

Class N (Inception 2/28/17)
NAV	19.79%	2.63%	0.65%

Comparative Performance
S&P Target Date 2030® Index[1]	15.56

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. See notes to tables on page 22.

|  10

NATIXIS SUSTAINABLE FUTURE FUNDSSM

NATIXIS SUSTAINABLE FUTURE 2035 FUND

Hypothetical Growth of $1,000,000 Investment in Class N Shares2

February 28, 2017 (inception) through January 31, 2018

See notes to chart on page 22.

Asset Allocation as of January 31, 2018*

% of net assets
Global Equity	57.78%
Mirova Global Sustainable Equity Segment	57.78
U.S. Equity	22.95
AIA U.S. Large Cap Value ESG Index Segment	13.87
Mirova Carbon Neutral U.S. Equity Segment	9.09
Fixed Income	17.33
Mirova Global Green Bond Fund	9.61
Loomis Sayles Limited Term Government and Agency Fund	3.86
Loomis Sayles Inflation Protected Securities Fund	3.86
Cash	1.94

*	Differences between these amounts and those reported elsewhere in the financial statements are attributable to the inclusion of other assets and liabilities.

11  |

Total Returns — January 31, 20182

		Expense Ratios[3]
	Life of Fund	Gross	Net

Class N (Inception 2/28/17)
NAV	21.95%	2.67%	0.65%

Comparative Performance
S&P Target Date 2035® Index[1]	17.40

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. See notes to tables on page 22.

|  12

NATIXIS SUSTAINABLE FUTURE FUNDSSM

NATIXIS SUSTAINABLE FUTURE 2040 FUND

Hypothetical Growth of $1,000,000 Investment in Class N Shares2

February 28, 2017 (inception) through January 31, 2018

See notes to chart on page 22.

Asset Allocation as of January 31, 2018*

% of net assets
Global Equity	61.69%
Mirova Global Sustainable Equity Segment	61.69
U.S. Equity	24.88
AIA U.S. Large Cap Value ESG Index Segment	14.82
Mirova Carbon Neutral U.S. Equity Segment	10.07
Fixed Income	11.49
Mirova Global Green Bond Fund	5.74
Loomis Sayles Limited Term Government and Agency Fund	1.92
Loomis Sayles Inflation Protected Securities Fund	3.83
Cash	1.93

*	Differences between these amounts and those reported elsewhere in the financial statements are attributable to the inclusion of other assets and liabilities.

13  |

Total Returns — January 31, 20182

		Expense Ratios[3]
	Life of Fund	Gross	Net

Class N (Inception 2/28/17)
NAV	23.80%	2.97%	0.65%

Comparative Performance
S&P Target Date 2040® Index[1]	18.62

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. See notes to tables on page 22.

|  14

NATIXIS SUSTAINABLE FUTURE FUNDSSM

NATIXIS SUSTAINABLE FUTURE 2045 FUND

Hypothetical Growth of $1,000,000 Investment in Class N Shares2

February 28, 2017 (inception) through January 31, 2018

See notes to chart on page 22.

Asset Allocation as of January 31, 2018*

% of net assets
Global Equity	66.56%
Mirova Global Sustainable Equity Segment	66.56
U.S. Equity	23.85
AIA U.S. Large Cap Value ESG Index Segment	13.80
Mirova Carbon Neutral U.S. Equity Segment	10.05
Fixed Income	7.66
Mirova Global Green Bond Fund	3.82
Loomis Sayles Limited Term Government and Agency Fund	1.92
Loomis Sayles Inflation Protected Securities Fund	1.92
Cash	1.93

*	Differences between these amounts and those reported elsewhere in the financial statements are attributable to the inclusion of other assets and liabilities.

15  |

Total Returns — January 31, 20182

		Expense Ratios[3]
	Life of Fund	Gross	Net

Class N (Inception 2/28/17)
NAV	24.92%	3.59%	0.65%

Comparative Performance
S&P Target Date 2045® Index[1]	19.33

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. See notes to tables on page 22.

|  16

NATIXIS SUSTAINABLE FUTURE FUNDSSM

NATIXIS SUSTAINABLE FUTURE 2050 FUND

Hypothetical Growth of $1,000,000 Investment in Class N Shares2

February 28, 2017 (inception) through January 31, 2018

See notes to chart on page 22.

Asset Allocation as of January 31, 2018*

% of net assets
Global Equity	68.53%
Mirova Global Sustainable Equity Segment	68.53
U.S. Equity	23.82
AIA U.S. Large Cap Value ESG Index Segment	13.78
Mirova Carbon Neutral U.S. Equity Segment	10.04
Fixed Income	5.72
Mirova Global Green Bond Fund	2.86
Loomis Sayles Limited Term Government and Agency Fund	0.96
Loomis Sayles Inflation Protected Securities Fund	1.91
Cash	1.92

*	Differences between these amounts and those reported elsewhere in the financial statements are attributable to the inclusion of other assets and liabilities.

17  |

Total Returns — January 31, 20182

		Expense Ratios[3]
	Life of Fund	Gross	Net

Class N (Inception 2/28/17)
NAV	25.64%	3.80%	0.65%

Comparative Performance
S&P Target Date 2050® Index[1]	19.88

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. See notes to tables on page 22.

|  18

NATIXIS SUSTAINABLE FUTURE FUNDSSM

NATIXIS SUSTAINABLE FUTURE 2055 FUND

Hypothetical Growth of $1,000,000 Investment in Class N Shares2

February 28, 2017 (inception) through January 31, 2018

See notes to chart on page 22.

Asset Allocation as of January 31, 2018*

% of net assets
Global Equity	68.49%
Mirova Global Sustainable Equity Segment	68.49
U.S. Equity	23.83
AIA U.S. Large Cap Value ESG Index Segment	13.79
Mirova Carbon Neutral U.S. Equity Segment	10.04
Fixed Income	5.75
Mirova Global Green Bond Fund	2.87
Loomis Sayles Limited Term Government and Agency Fund	0.96
Loomis Sayles Inflation Protected Securities Fund	1.92
Cash	1.93

*	Differences between these amounts and those reported elsewhere in the financial statements are attributable to the inclusion of other assets and liabilities.

19  |

Total Returns — January 31, 20182

		Expense Ratios[3]
	Life of Fund	Gross	Net

Class N (Inception 2/28/17)
NAV	25.64%	5.59%	0.65%

Comparative Performance
S&P Target Date 2055® Index[1]	20.13

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. See notes to tables on page 22.

|  20

NATIXIS SUSTAINABLE FUTURE FUNDSSM

NATIXIS SUSTAINABLE FUTURE 2060 FUND

Hypothetical Growth of $1,000,000 Investment in Class N Shares2

February 28, 2017 (inception) through January 31, 2018

See notes to chart on page 22.

Asset Allocation as of January 31, 2018*

% of net assets
Global Equity	68.48%
Mirova Global Sustainable Equity Segment	68.48
U.S. Equity	23.82
AIA U.S. Large Cap Value ESG Index Segment	13.79
Mirova Carbon Neutral U.S. Equity Segment	10.03
Fixed Income	5.76
Mirova Global Green Bond Fund	2.88
Loomis Sayles Limited Term Government and Agency Fund	0.96
Loomis Sayles Inflation Protected Securities Fund	1.93
Cash	1.94

*	Differences between these amounts and those reported elsewhere in the financial statements are attributable to the inclusion of other assets and liabilities.

21  |

Total Returns — January 31, 20182

		Expense Ratios[3]
	Life of Fund	Gross	Net

Class N (Inception 2/28/17)
NAV	25.59%	4.87%	0.65%

Comparative Performance
S&P Target Date 2060® Index[1]	20.42

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

[1]

The S&P Target Date® Index Series consists of multi-asset class indices, each corresponding to a specific target retirement date. The asset allocation for each index is determined through an annual survey of target date fund groups with a minimum asset threshold of $100 million. The various asset class exposures of the Indices may include equities, fixed income, REITs, and commodities depending on the allocations reported in the survey. Index returns are calculated daily. You may not invest directly in an index.

[2]	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.
[3]

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report and include the expenses of the underlying funds in which the Fund invests. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense caps set to expire on 5/31/18. When a Fund’s expenses are below the cap, gross and net expense ratios will be the same. See Note 5 of the Notes to Financial Statements for more information about the Fund’s expense caps.

|  22

ADDITIONAL INFORMATION

All investing involves risk, including the risk of loss. There is no assurance that any investment will meet its performance objectives or that losses will be avoided.

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Investment Managers or any of its related or affiliated companies (collectively “Natixis Affiliates”) and does not sponsor, endorse or participate in the provision of any Natixis Affiliates services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of the Natixis Funds’ proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on the Natixis Funds’ website at im.natixis.com; and on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. Information regarding how the Natixis Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Natixis Funds’ website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

The Natixis Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

23  |

UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions, and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Fund’s prospectus. The following examples are intended to help you understand the ongoing costs of investing in the Fund and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each class of Fund shares shows the actual account values and actual Fund expenses you would have paid on a $1,000 investment in the Fund from August 1, 2017 through January 31, 2018. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

The second line in the table of each class of Fund shares provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

NATIXIS SUSTAINABLE FUTURE 2015 FUND	BEGINNING ACCOUNT VALUE 8/1/2017	ENDING ACCOUNT VALUE 1/31/2018	EXPENSES PAID DURING PERIOD* 8/1/2017 – 1/31/2018
Class N
Actual	$1,000.00	$1,076.10	$1.99
Hypothetical (5% return before expenses)	$1,000.00	$1,023.29	$1.94

*	Hypothetical expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.38%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), divided by 365 (to reflect the half-year period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

NATIXIS SUSTAINABLE FUTURE 2020 FUND	BEGINNING ACCOUNT VALUE 8/1/2017	ENDING ACCOUNT VALUE 1/31/2018	EXPENSES PAID DURING PERIOD* 8/1/2017 – 1/31/2018
Class N
Actual	$1,000.00	$1,087.50	$2.16
Hypothetical (5% return before expenses)	$1,000.00	$1,023.14	$2.09

*	Hypothetical expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.41%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), divided by 365 (to reflect the half-year period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

NATIXIS SUSTAINABLE FUTURE 2025 FUND	BEGINNING ACCOUNT VALUE 8/1/2017	ENDING ACCOUNT VALUE 1/31/2018	EXPENSES PAID DURING PERIOD* 8/1/2017 – 1/31/2018
Class N
Actual	$1,000.00	$1,099.50	$2.38
Hypothetical (5% return before expenses)	$1,000.00	$1,022.94	$2.29

*	Hypothetical expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.45%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), divided by 365 (to reflect the half-year period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

|  24

NATIXIS SUSTAINABLE FUTURE 2030 FUND	BEGINNING ACCOUNT VALUE 8/1/2017	ENDING ACCOUNT VALUE 1/31/2018	EXPENSES PAID DURING PERIOD* 8/1/2017 – 1/31/2018
Class N
Actual	$1,000.00	$1,113.30	$2.66
Hypothetical (5% return before expenses)	$1,000.00	$1,022.69	$2.55

*	Hypothetical expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.50%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), divided by 365 (to reflect the half-year period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

NATIXIS SUSTAINABLE FUTURE 2035 FUND	BEGINNING ACCOUNT VALUE 8/1/2017	ENDING ACCOUNT VALUE 1/31/2018	EXPENSES PAID DURING PERIOD* 8/1/2017 – 1/31/2018
Class N
Actual	$1,000.00	$1,125.00	$2.95
Hypothetical (5% return before expenses)	$1,000.00	$1,022.43	$2.80

*	Hypothetical expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.55%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), divided by 365 (to reflect the half-year period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

NATIXIS SUSTAINABLE FUTURE 2040 FUND	BEGINNING ACCOUNT VALUE 8/1/2017	ENDING ACCOUNT VALUE 1/31/2018	EXPENSES PAID DURING PERIOD* 8/1/2017 – 1/31/2018
Class N
Actual	$1,000.00	$1,136.90	$3.18
Hypothetical (5% return before expenses)	$1,000.00	$1,022.23	$3.01

*	Hypothetical expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.59%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), divided by 365 (to reflect the half-year period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

NATIXIS SUSTAINABLE FUTURE 2045 FUND	BEGINNING ACCOUNT VALUE 8/1/2017	ENDING ACCOUNT VALUE 1/31/2018	EXPENSES PAID DURING PERIOD* 8/1/2017 – 1/31/2018
Class N
Actual	$1,000.00	$1,142.90	$3.29
Hypothetical (5% return before expenses)	$1,000.00	$1,022.13	$3.11

*	Hypothetical expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.61%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), divided by 365 (to reflect the half-year period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

NATIXIS SUSTAINABLE FUTURE 2050 FUND	BEGINNING ACCOUNT VALUE 8/1/2017	ENDING ACCOUNT VALUE 1/31/2018	EXPENSES PAID DURING PERIOD* 8/1/2017 – 1/31/2018
Class N
Actual	$1,000.00	$1,147.40	$3.36
Hypothetical (5% return before expenses)	$1,000.00	$1,022.08	$3.16

*	Hypothetical expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.62%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), divided by 365 (to reflect the half-year period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

25  |

NATIXIS SUSTAINABLE FUTURE 2055 FUND	BEGINNING ACCOUNT VALUE 8/1/2017	ENDING ACCOUNT VALUE 1/31/2018	EXPENSES PAID DURING PERIOD* 8/1/2017 – 1/31/2018
Class N
Actual	$1,000.00	$1,147.40	$3.36
Hypothetical (5% return before expenses)	$1,000.00	$1,022.08	$3.16

*	Hypothetical expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.62%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), divided by 365 (to reflect the half-year period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

NATIXIS SUSTAINABLE FUTURE 2060 FUND	BEGINNING ACCOUNT VALUE 8/1/2017	ENDING ACCOUNT VALUE 1/31/2018	EXPENSES PAID DURING PERIOD* 8/1/2017 – 1/31/2018
Class N
Actual	$1,000.00	$1,147.00	$3.36
Hypothetical (5% return before expenses)	$1,000.00	$1,022.08	$3.16

*	Hypothetical expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.62%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), divided by 365 (to reflect the half-year period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

|  26

Portfolio of Investments – as of January 31, 2018

Natixis Sustainable Future 2015 Fund

Shares	Description	Value (†)
Common Stocks — 47.0% of Net Assets
	Aerospace & Defense — 0.1%
72	Arconic, Inc.	$2,164

	Air Freight & Logistics — 0.1%
20	United Parcel Service, Inc., Class B	2,546

	Auto Components — 1.4%
364	Aptiv PLC	34,536
128	Delphi Technologies PLC(a)	7,069
11	Goodyear Tire & Rubber Co. (The)	383
586	Valeo S.A., Sponsored ADR	23,124

		65,112

	Automobiles — 1.4%
1,028	Byd Co. Ltd., ADR	19,408
170	Ford Motor Co.	1,865
290	Toyota Motor Corp., Sponsored ADR	39,997

		61,270

	Banks — 2.9%
394	Bank of America Corp.	12,608
121	Citigroup, Inc.	9,496
80	Citizens Financial Group, Inc.	3,672
163	Huntington Bancshares, Inc.	2,637
1,119	KBC Group NV, Sponsored ADR	54,081
197	KeyCorp	4,216
473	People’s United Financial, Inc.	9,304
137	Signature Bank(a)	21,098
22	U.S. Bancorp	1,257
132	Wells Fargo & Co.	8,683
89	Zions Bancorporation	4,809

		131,861

	Beverages — 0.4%
54	Brown-Forman Corp., Class B	3,742
158	Coca-Cola Co. (The)	7,519
14	Molson Coors Brewing Co., Class B	1,176
21	Monster Beverage Corp.(a)	1,433
46	PepsiCo, Inc.	5,534

		19,404

	Biotechnology — 0.5%
14	AbbVie, Inc.	1,571
13	Amgen, Inc.	2,419
199	Gilead Sciences, Inc.	16,676

		20,666

	Building Products — 1.2%
614	A.O. Smith Corp.	41,003
38	Fortune Brands Home & Security, Inc.	2,695
220	Johnson Controls International PLC	8,609

		52,307

	Capital Markets — 1.1%
6	Affiliated Managers Group, Inc.	1,198
11	Ameriprise Financial, Inc.	1,856
113	Bank of New York Mellon Corp. (The)	6,407
12	BlackRock, Inc.	6,742
25	Charles Schwab Corp. (The)	1,333
24	CME Group, Inc.	3,683
88	Franklin Resources, Inc.	3,732
32	Goldman Sachs Group, Inc. (The)	8,572
15	Intercontinental Exchange, Inc.	1,108
43	Invesco Ltd.	1,554
12	Legg Mason, Inc.	511
8	Moody’s Corp.	1,294
15	Nasdaq, Inc.	1,214
52	Northern Trust Corp.	5,480
	Capital Markets — continued
7	S&P Global, Inc.	1,268
45	State Street Corp.	4,958

		50,910

	Chemicals — 3.2%
12	Air Products & Chemicals, Inc.	2,021
4	Albemarle Corp.	446
430	Chr. Hansen Holding AS, Sponsored ADR	18,946
377	Ecolab, Inc.	51,905
99	International Flavors & Fragrances, Inc.	14,880
232	Novozymes AS, Sponsored ADR	12,892
48	Praxair, Inc.	7,752
1,755	Symrise AG, Sponsored ADR	36,697

		145,539

	Commercial Services & Supplies — 0.0%
11	Stericycle, Inc.(a)	829

	Communications Equipment — 0.3%
318	Cisco Systems, Inc.	13,210
13	Motorola Solutions, Inc.	1,293

		14,503

	Construction & Engineering — 0.0%
27	Fluor Corp.	1,639

	Consumer Finance — 0.2%
38	American Express Co.	3,777
28	Discover Financial Services	2,235
36	Navient Corp.	513
40	Synchrony Financial	1,587

		8,112

	Containers & Packaging — 0.1%
72	Ball Corp.	2,756
45	International Paper Co.	2,829

		5,585

	Distributors — 0.1%
35	Genuine Parts Co.	3,643

	Diversified Consumer Services — 0.0%
17	H&R Block, Inc.	451

	Diversified Telecommunication Services — 0.9%
365	AT&T, Inc.	13,669
1,051	Deutsche Telekom AG, Sponsored ADR	18,435
193	Verizon Communications, Inc.	10,435

		42,539

	Electric Utilities — 0.8%
22	Eversource Energy	1,388
223	NextEra Energy, Inc.	35,328
18	Xcel Energy, Inc.	821

		37,537

	Electrical Equipment — 1.9%
157	Acuity Brands, Inc.	24,247
512	Eaton Corp. PLC	42,993
789	Vestas Wind Systems AS, Sponsored ADR	17,922

		85,162

	Electronic Equipment, Instruments & Components — 0.0%
15	TE Connectivity Ltd.	1,538

	Food & Staples Retailing — 0.2%
58	CVS Health Corp.	4,564
24	Kroger Co. (The)	729
90	Sysco Corp.	5,658

		10,951

See accompanying notes to financial statements.

27  |

Portfolio of Investments – as of January 31, 2018

Natixis Sustainable Future 2015 Fund – (continued)

Shares	Description	Value (†)
	Food Products — 0.4%
65	Campbell Soup Co.	$3,026
55	Conagra Brands, Inc.	2,090
22	General Mills, Inc.	1,287
21	Hershey Co. (The)	2,317
18	Hormel Foods Corp.	618
14	J.M. Smucker Co. (The)	1,776
36	Kellogg Co.	2,452
28	Kraft Heinz Co. (The)	2,195
86	Mondelez International, Inc., Class A	3,818

		19,579

	Health Care Equipment & Supplies — 2.7%
25	Abbott Laboratories	1,554
50	Baxter International, Inc.	3,602
1,300	Coloplast AS, Sponsored ADR	11,499
519	Danaher Corp.	52,564
14	DENTSPLY SIRONA, Inc.	851
650	Essilor International Cie Generale d’Optique S.A., Sponsored ADR	46,267
53	Medtronic PLC	4,552

		120,889

	Health Care Providers & Services — 0.9%
9	Aetna, Inc.	1,681
4	AmerisourceBergen Corp.	399
20	Anthem, Inc.	4,957
5	Cardinal Health, Inc.	359
7	Cigna Corp.	1,458
21	DaVita, Inc.(a)	1,639
8	Envision Healthcare Corp.(a)	288
39	Express Scripts Holding Co.(a)	3,088
761	Fresenius SE & Co. KGaA, Sponsored ADR	16,712
23	HCA Healthcare, Inc.(a)	2,327
4	Humana, Inc.	1,127
2	Laboratory Corp. of America Holdings(a)	349
13	McKesson Corp.	2,195
8	Quest Diagnostics, Inc.	847
13	UnitedHealth Group, Inc.	3,078
3	Universal Health Services, Inc., Class B	364

		40,868

	Home Construction — 0.3%
284	Geberit AG, ADR	13,251

	Hotels, Restaurants & Leisure — 0.3%
10	Carnival Corp.	716
78	Hilton Worldwide Holdings, Inc.	6,681
19	McDonald’s Corp.	3,252
21	Starbucks Corp.	1,193

		11,842

	Household Durables — 0.6%
8	Lennar Corp., Class A	501
1,452	Sekisui House Ltd., Sponsored ADR	26,775

		27,276

	Household Products — 0.3%
8	Church & Dwight Co., Inc.	391
12	Clorox Co. (The)	1,700
49	Colgate-Palmolive Co.	3,638
103	Procter & Gamble Co. (The)	8,893

		14,622

	Independent Power & Renewable Electricity Producers — 0.2%
81	Ormat Technologies, Inc.	5,677
131	Pattern Energy Group, Inc.	2,701

		8,378

	Industrial Conglomerates — 1.3%
26	3M Co.	6,513
309	General Electric Co.	4,996
169	Roper Technologies, Inc.	47,420

		58,929

	Industrial Other — 0.0%
29	Iron Mountain, Inc.	1,016

	Insurance — 3.3%
31	Aflac, Inc.	2,734
1,327	AIA Group Ltd., Sponsored ADR	45,569
720	Allianz SE, Sponsored ADR	18,230
8	Allstate Corp. (The)	790
56	Hartford Financial Services Group, Inc. (The)	3,291
1,279	Legal & General Group PLC, Sponsored ADR	24,966
8	Lincoln National Corp.	662
100	MetLife, Inc.	4,807
51	Prudential Financial, Inc.	6,060
644	Prudential PLC, Sponsored ADR	34,860
74	Torchmark Corp.	6,723
55	Unum Group	2,926

		151,618

	Internet & Direct Marketing Retail — 1.2%
34	Amazon.com, Inc.(a)	49,330
6	Netflix, Inc.(a)	1,622
1	Priceline Group, Inc. (The)(a)	1,912
8	TripAdvisor, Inc.(a)	278

		53,142

	Internet Software & Services — 4.2%
8	Akamai Technologies, Inc.(a)	536
73	Alphabet, Inc., Class A(a)	86,302
2	Alphabet, Inc., Class C(a)	2,340
283	Facebook, Inc., Class A(a)	52,890
847	Tencent Holdings Ltd., ADR	50,117

		192,185

	IT Services — 3.0%
7	Accenture PLC, Class A	1,125
23	Cognizant Technology Solutions Corp., Class A	1,794
19	CSRA, Inc.	632
40	International Business Machines Corp.	6,548
472	MasterCard, Inc., Class A	79,768
22	PayPal Holdings, Inc.(a)	1,877
352	Visa, Inc., Class A	43,729
55	Western Union Co. (The)	1,143

		136,616

	Life Sciences Tools & Services — 1.7%
18	Agilent Technologies, Inc.	1,322
36	Illumina, Inc.(a)	8,375
308	Thermo Fisher Scientific, Inc.	69,026

		78,723

	Machinery — 0.9%
50	Caterpillar, Inc.	8,139
4	Cummins, Inc.	752
49	Deere & Co.	8,155
42	Flowserve Corp.	1,903
15	Parker Hannifin Corp.	3,021
194	Watts Water Technologies, Inc., Series A	15,472
46	Xylem, Inc.	3,324

		40,766

	Media — 0.4%
33	CBS Corp., Class B	1,901
16	Interpublic Group of Cos., Inc. (The)	350

See accompanying notes to financial statements.

|  28

Portfolio of Investments – as of January 31, 2018

Natixis Sustainable Future 2015 Fund – (continued)

Shares	Description	Value (†)
	Media — continued
58	News Corp., Class A	$992
5	Omnicom Group, Inc.	383
27	Time Warner, Inc.	2,575
82	Twenty-First Century Fox, Inc., Class A	3,026
33	Twenty-First Century Fox, Inc., Class B	1,204
74	Walt Disney Co. (The)	8,042

		18,473

	Metals & Mining — 0.1%
123	Newmont Mining Corp.	4,983

	Multiline Retail — 0.1%
16	Kohl’s Corp.	1,036
21	Target Corp.	1,580

		2,616

	Personal Products — 0.6%
10	Estee Lauder Cos., Inc. (The), Class A	1,350
468	Unilever NV	26,905

		28,255

	Pharmaceuticals — 2.0%
20	Allergan PLC	3,605
60	Bristol-Myers Squibb Co.	3,756
39	Eli Lilly & Co.	3,177
90	Johnson & Johnson	12,437
96	Merck & Co., Inc.	5,688
52	Mylan NV(a)	2,228
933	Novo Nordisk AS, Sponsored ADR	51,781
242	Pfizer, Inc.	8,964

		91,636

	Professional Services — 0.1%
30	IHS Markit Ltd.(a)	1,432
31	Nielsen Holdings PLC	1,159
15	Verisk Analytics, Inc.(a)	1,501

		4,092

	Real Estate Management & Development — 0.0%
28	CBRE Group, Inc., Class A(a)	1,279

	REITs – Apartments — 0.1%
6	AvalonBay Communities, Inc.	1,022
41	Equity Residential	2,526
7	Essex Property Trust, Inc.	1,631
4	Mid-America Apartment Communities, Inc.	382

		5,561

	REITs – Diversified — 0.4%
81	Crown Castle International Corp.	9,134
14	Digital Realty Trust, Inc.	1,567
2	Equinix, Inc.	910
20	Vornado Realty Trust	1,434
88	Weyerhaeuser Co.	3,304

		16,349

	REITs – Health Care — 0.1%
41	HCP, Inc.	987
31	Ventas, Inc.	1,735

		2,722

	REITs – Hotels — 0.0%
71	Host Hotels & Resorts, Inc.	1,474

	REITs – Office Property — 0.0%
14	Boston Properties, Inc.	1,732

	REITs – Regional Malls — 0.1%
8	Macerich Co. (The)	517
12	Simon Property Group, Inc.	1,960

		2,477

	REITs – Single Tenant — 0.0%
9	Realty Income Corp.	479

	REITs – Storage — 0.1%
13	Public Storage	2,545

	Road & Rail — 0.4%
1	CSX Corp.	57
27	Kansas City Southern	3,055
39	Norfolk Southern Corp.	5,884
53	Union Pacific Corp.	7,075

		16,071

	Semiconductors & Semiconductor Equipment — 0.8%
56	Advanced Micro Devices, Inc.(a)	769
91	ASML Holding NV, (Registered)	18,469
34	First Solar, Inc.(a)	2,284
184	Intel Corp.	8,858
9	NVIDIA Corp.	2,212
19	QUALCOMM, Inc.	1,297
12	Texas Instruments, Inc.	1,316

		35,205

	Software — 2.0%
8	Autodesk, Inc.(a)	925
143	Ellie Mae, Inc.(a)	13,371
726	Microsoft Corp.	68,977
114	Oracle Corp.	5,881
10	Symantec Corp.	272

		89,426

	Specialty Retail — 0.2%
16	Best Buy Co., Inc.	1,169
23	Gap, Inc. (The)	765
20	Home Depot, Inc. (The)	4,018
14	Lowe’s Cos., Inc.	1,466
8	Tiffany & Co.	853

		8,271

	Technology Hardware, Storage & Peripherals — 0.2%
36	Apple, Inc.	6,027
23	NetApp, Inc.	1,415
7	Seagate Technology PLC	386
24	Western Digital Corp.	2,136
32	Xerox Corp.	1,092

		11,056

	Textiles, Apparel & Luxury Goods — 0.6%
2,240	Cie Financiere Richemont S.A., Sponsored ADR	21,370
16	Hanesbrands, Inc.	347
48	NIKE, Inc., Class B	3,275
8	VF Corp.	649

		25,641

	Trading Companies & Distributors — 0.1%
41	Fastenal Co.	2,253
15	W.W. Grainger, Inc.	4,045

		6,298

	Water Utilities — 0.5%
275	American Water Works Co., Inc.	22,872

	Total Common Stocks (Identified Cost $1,704,035)	2,133,481

Affiliated Mutual Funds — 51.1%
48,043	Loomis Sayles Inflation Protected Securities Fund, Class N	499,647
48,769	Loomis Sayles Limited Term Government and Agency Fund, Class N	547,188

See accompanying notes to financial statements.

29  |

Portfolio of Investments – as of January 31, 2018

Natixis Sustainable Future 2015 Fund – (continued)

Shares	Description	Value (†)
Affiliated Mutual Funds — continued
128,283	Mirova Global Green Bond Fund, Class N	$1,268,715

	Total Affiliated Mutual Funds (Identified Cost $2,341,884)	2,315,550

	Total Investments — 98.1% (Identified Cost $4,045,919)	4,449,031
	Other assets less liabilities — 1.9%	86,727

	Net Assets — 100.0%	$4,535,758

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
REITs	Real Estate Investment Trusts

Industry Summary at January 31, 2018

Affiliated Mutual Funds	51.1%
Internet Software & Services	4.2
Insurance	3.3
Chemicals	3.2
IT Services	3.0
Banks	2.9
Health Care Equipment & Supplies	2.7
Pharmaceuticals	2.0
Software	2.0
Other Investments, less than 2% each	23.7

Total Investments	98.1
Other assets less liabilities	1.9

Net Assets	100.0%

Asset Allocation Summary at January 31, 2018

Equity	47.0%
Fixed Income	51.1

Total Investments	98.1
Other assets less liabilities	1.9

Net Assets	100.0%

See accompanying notes to financial statements.

|  30

Portfolio of Investments – as of January 31, 2018

Natixis Sustainable Future 2020 Fund

Shares	Description	Value (†)
Common Stocks — 54.0% of Net Assets
	Aerospace & Defense — 0.1%
82	Arconic, Inc.	$2,465

	Air Freight & Logistics — 0.1%
24	United Parcel Service, Inc., Class B	3,056

	Auto Components — 1.7%
438	Aptiv PLC	41,557
157	Delphi Technologies PLC(a)	8,671
12	Goodyear Tire & Rubber Co. (The)	418
712	Valeo S.A., Sponsored ADR	28,096

		78,742

	Automobiles — 1.6%
1,237	Byd Co. Ltd., ADR	23,355
194	Ford Motor Co.	2,128
349	Toyota Motor Corp., Sponsored ADR	48,134

		73,617

	Banks — 3.3%
450	Bank of America Corp.	14,400
138	Citigroup, Inc.	10,830
81	Citizens Financial Group, Inc.	3,718
166	Huntington Bancshares, Inc.	2,686
1,348	KBC Group NV, Sponsored ADR	65,149
200	KeyCorp	4,280
531	People’s United Financial, Inc.	10,445
165	Signature Bank(a)	25,410
24	U.S. Bancorp	1,371
151	Wells Fargo & Co.	9,933
90	Zions Bancorporation	4,862

		153,084

	Beverages — 0.5%
56	Brown-Forman Corp., Class B	3,881
175	Coca-Cola Co. (The)	8,328
19	Molson Coors Brewing Co., Class B	1,596
21	Monster Beverage Corp.(a)	1,433
52	PepsiCo, Inc.	6,256

		21,494

	Biotechnology — 0.5%
15	AbbVie, Inc.	1,683
14	Amgen, Inc.	2,605
236	Gilead Sciences, Inc.	19,777

		24,065

	Building Products — 1.3%
740	A.O. Smith Corp.	49,417
39	Fortune Brands Home & Security, Inc.	2,766
251	Johnson Controls International PLC	9,822

		62,005

	Capital Markets — 1.2%
7	Affiliated Managers Group, Inc.	1,397
12	Ameriprise Financial, Inc.	2,024
125	Bank of New York Mellon Corp. (The)	7,088
11	BlackRock, Inc.	6,180
23	Charles Schwab Corp. (The)	1,227
27	CME Group, Inc.	4,144
101	Franklin Resources, Inc.	4,283
36	Goldman Sachs Group, Inc. (The)	9,644
16	Intercontinental Exchange, Inc.	1,182
40	Invesco Ltd.	1,445
15	Legg Mason, Inc.	639
8	Moody’s Corp.	1,294
21	Nasdaq, Inc.	1,699
57	Northern Trust Corp.	6,007
	Capital Markets — continued
7	S&P Global, Inc.	1,268
51	State Street Corp.	5,619

		55,140

	Chemicals — 3.8%
14	Air Products & Chemicals, Inc.	2,357
6	Albemarle Corp.	670
522	Chr. Hansen Holding AS, Sponsored ADR	22,999
446	Ecolab, Inc.	61,405
117	International Flavors & Fragrances, Inc.	17,585
277	Novozymes AS, Sponsored ADR	15,393
55	Praxair, Inc.	8,882
2,112	Symrise AG, Sponsored ADR	44,162

		173,453

	Commercial Services & Supplies — 0.0%
12	Stericycle, Inc.(a)	904

	Communications Equipment — 0.3%
345	Cisco Systems, Inc.	14,331
12	Motorola Solutions, Inc.	1,194

		15,525

	Construction & Engineering — 0.0%
31	Fluor Corp.	1,882

	Consumer Finance — 0.2%
43	American Express Co.	4,274
32	Discover Financial Services	2,554
40	Navient Corp.	570
53	Synchrony Financial	2,103

		9,501

	Containers & Packaging — 0.1%
83	Ball Corp.	3,177
51	International Paper Co.	3,206

		6,383

	Distributors — 0.1%
41	Genuine Parts Co.	4,267

	Diversified Consumer Services — 0.0%
18	H&R Block, Inc.	478

	Diversified Telecommunication Services — 1.1%
406	AT&T, Inc.	15,205
1,267	Deutsche Telekom AG, Sponsored ADR	22,223
216	Verizon Communications, Inc.	11,679

		49,107

	Electric Utilities — 1.0%
22	Eversource Energy	1,388
269	NextEra Energy, Inc.	42,615
18	Xcel Energy, Inc.	821

		44,824

	Electrical Equipment — 2.2%
189	Acuity Brands, Inc.	29,189
608	Eaton Corp. PLC	51,054
937	Vestas Wind Systems AS, Sponsored ADR	21,284

		101,527

	Electronic Equipment, Instruments & Components — 0.0%
16	TE Connectivity Ltd.	1,640

	Food & Staples Retailing — 0.3%
62	CVS Health Corp.	4,879
25	Kroger Co. (The)	759
98	Sysco Corp.	6,161

		11,799

See accompanying notes to financial statements.

31  |

Portfolio of Investments – as of January 31, 2018

Natixis Sustainable Future 2020 Fund – (continued)

Shares	Description	Value (†)
	Food Products — 0.5%
86	Campbell Soup Co.	$4,003
66	Conagra Brands, Inc.	2,508
25	General Mills, Inc.	1,462
25	Hershey Co. (The)	2,758
20	Hormel Foods Corp.	687
15	J.M. Smucker Co. (The)	1,903
37	Kellogg Co.	2,520
32	Kraft Heinz Co. (The)	2,509
96	Mondelez International, Inc., Class A	4,263

		22,613

	Health Care Equipment & Supplies — 3.1%
25	Abbott Laboratories	1,554
57	Baxter International, Inc.	4,106
1,552	Coloplast AS, Sponsored ADR	13,727
623	Danaher Corp.	63,097
20	DENTSPLY SIRONA, Inc.	1,216
783	Essilor International Cie Generale d’Optique S.A., Sponsored ADR	55,734
57	Medtronic PLC	4,896

		144,330

	Health Care Providers & Services — 1.0%
10	Aetna, Inc.	1,868
5	AmerisourceBergen Corp.	498
22	Anthem, Inc.	5,453
5	Cardinal Health, Inc.	359
6	Cigna Corp.	1,250
25	DaVita, Inc.(a)	1,951
7	Envision Healthcare Corp.(a)	252
41	Express Scripts Holding Co.(a)	3,246
917	Fresenius SE & Co. KGaA, Sponsored ADR	20,137
26	HCA Healthcare, Inc.(a)	2,630
4	Humana, Inc.	1,127
3	Laboratory Corp. of America Holdings(a)	524
12	McKesson Corp.	2,027
12	Quest Diagnostics, Inc.	1,270
14	UnitedHealth Group, Inc.	3,315
3	Universal Health Services, Inc., Class B	365

		46,272

	Home Construction — 0.3%
339	Geberit AG, ADR	15,818

	Hotels, Restaurants & Leisure — 0.3%
11	Carnival Corp.	788
89	Hilton Worldwide Holdings, Inc.	7,623
18	McDonald’s Corp.	3,080
21	Starbucks Corp.	1,193

		12,684

	Household Durables — 0.7%
9	Lennar Corp., Class A	564
1,734	Sekisui House Ltd., Sponsored ADR	31,975

		32,539

	Household Products — 0.4%
9	Church & Dwight Co., Inc.	440
14	Clorox Co. (The)	1,984
56	Colgate-Palmolive Co.	4,157
112	Procter & Gamble Co. (The)	9,670

		16,251

	Independent Power & Renewable Electricity Producers — 0.2%
82	Ormat Technologies, Inc.	5,747
133	Pattern Energy Group, Inc.	2,742

		8,489

	Industrial Conglomerates — 1.5%
27	3M Co.	6,763
409	General Electric Co.	6,614
203	Roper Technologies, Inc.	56,960

		70,337

	Industrial Other — 0.0%
32	Iron Mountain, Inc.	1,121

	Insurance — 3.9%
30	Aflac, Inc.	2,646
1,597	AIA Group Ltd., Sponsored ADR	54,841
867	Allianz SE, Sponsored ADR	21,952
4	Allstate Corp. (The)	395
61	Hartford Financial Services Group, Inc. (The)	3,584
1,553	Legal & General Group PLC, Sponsored ADR	30,314
12	Lincoln National Corp.	994
111	MetLife, Inc.	5,336
57	Prudential Financial, Inc.	6,773
775	Prudential PLC, Sponsored ADR	41,951
85	Torchmark Corp.	7,722
68	Unum Group	3,617

		180,125

	Internet & Direct Marketing Retail — 1.4%
41	Amazon.com, Inc.(a)	59,487
6	Netflix, Inc.(a)	1,622
1	Priceline Group, Inc. (The)(a)	1,912
8	TripAdvisor, Inc.(a)	277

		63,298

	Internet Software & Services — 4.9%
7	Akamai Technologies, Inc.(a)	469
87	Alphabet, Inc., Class A(a)	102,853
2	Alphabet, Inc., Class C(a)	2,340
334	Facebook, Inc., Class A(a)	62,421
1,020	Tencent Holdings Ltd., ADR	60,354

		228,437

	IT Services — 3.5%
7	Accenture PLC, Class A	1,125
22	Cognizant Technology Solutions Corp., Class A	1,715
20	CSRA, Inc.	666
43	International Business Machines Corp.	7,039
565	MasterCard, Inc., Class A	95,485
22	PayPal Holdings, Inc.(a)	1,877
417	Visa, Inc., Class A	51,804
61	Western Union Co. (The)	1,268

		160,979

	Life Sciences Tools & Services — 2.1%
18	Agilent Technologies, Inc.	1,322
47	Illumina, Inc.(a)	10,934
369	Thermo Fisher Scientific, Inc.	82,696

		94,952

	Machinery — 1.0%
57	Caterpillar, Inc.	9,279
4	Cummins, Inc.	752
52	Deere & Co.	8,654
45	Flowserve Corp.	2,039
17	Parker Hannifin Corp.	3,424
217	Watts Water Technologies, Inc., Series A	17,306
47	Xylem, Inc.	3,396

		44,850

	Media — 0.4%
45	CBS Corp., Class B	2,592
18	Interpublic Group of Cos., Inc. (The)	394

See accompanying notes to financial statements.

|  32

Portfolio of Investments – as of January 31, 2018

Natixis Sustainable Future 2020 Fund – (continued)

Shares	Description	Value (†)
	Media — continued
64	News Corp., Class A	$1,095
5	Omnicom Group, Inc.	383
31	Time Warner, Inc.	2,956
88	Twenty-First Century Fox, Inc., Class A	3,247
32	Twenty-First Century Fox, Inc., Class B	1,168
79	Walt Disney Co. (The)	8,585

		20,420

	Metals & Mining — 0.1%
141	Newmont Mining Corp.	5,712

	Multiline Retail — 0.1%
17	Kohl’s Corp.	1,101
28	Target Corp.	2,106

		3,207

	Personal Products — 0.7%
10	Estee Lauder Cos., Inc. (The), Class A	1,350
560	Unilever NV	32,194

		33,544

	Pharmaceuticals — 2.3%
21	Allergan PLC	3,786
65	Bristol-Myers Squibb Co.	4,069
43	Eli Lilly & Co.	3,502
100	Johnson & Johnson	13,819
103	Merck & Co., Inc.	6,103
59	Mylan NV(a)	2,528
1,123	Novo Nordisk AS, Sponsored ADR	62,327
258	Pfizer, Inc.	9,556

		105,690

	Professional Services — 0.1%
41	IHS Markit Ltd.(a)	1,957
41	Nielsen Holdings PLC	1,534
16	Verisk Analytics, Inc.(a)	1,601

		5,092

	Real Estate Management & Development — 0.0%
26	CBRE Group, Inc., Class A(a)	1,188

	REITs – Apartments — 0.1%
5	AvalonBay Communities, Inc.	852
50	Equity Residential	3,081
7	Essex Property Trust, Inc.	1,631
4	Mid-America Apartment Communities, Inc.	381

		5,945

	REITs – Diversified — 0.4%
91	Crown Castle International Corp.	10,262
15	Digital Realty Trust, Inc.	1,679
2	Equinix, Inc.	910
22	Vornado Realty Trust	1,577
103	Weyerhaeuser Co.	3,867

		18,295

	REITs – Health Care — 0.1%
45	HCP, Inc.	1,084
36	Ventas, Inc.	2,015

		3,099

	REITs – Hotels — 0.0%
74	Host Hotels & Resorts, Inc.	1,536

	REITs – Office Property — 0.0%
17	Boston Properties, Inc.	2,103

	REITs – Regional Malls — 0.0%
7	Macerich Co. (The)	452
11	Simon Property Group, Inc.	1,797

		2,249

	REITs – Single Tenant — 0.0%
8	Realty Income Corp.	426

	REITs – Storage — 0.1%
15	Public Storage	2,936

	Road & Rail — 0.4%
1	CSX Corp.	57
28	Kansas City Southern	3,168
44	Norfolk Southern Corp.	6,639
57	Union Pacific Corp.	7,609

		17,473

	Semiconductors & Semiconductor Equipment — 0.9%
58	Advanced Micro Devices, Inc.(a)	797
109	ASML Holding NV, (Registered)	22,122
35	First Solar, Inc.(a)	2,351
200	Intel Corp.	9,628
9	NVIDIA Corp.	2,212
19	QUALCOMM, Inc.	1,297
12	Texas Instruments, Inc.	1,316

		39,723

	Software — 2.3%
8	Autodesk, Inc.(a)	925
170	Ellie Mae, Inc.(a)	15,895
859	Microsoft Corp.	81,614
125	Oracle Corp.	6,449
11	Symantec Corp.	299

		105,182

	Specialty Retail — 0.2%
9	Best Buy Co., Inc.	658
23	Gap, Inc. (The)	764
20	Home Depot, Inc. (The)	4,018
13	Lowe’s Cos., Inc.	1,361
9	Tiffany & Co.	960

		7,761

	Technology Hardware, Storage & Peripherals — 0.2%
36	Apple, Inc.	6,027
23	NetApp, Inc.	1,415
8	Seagate Technology PLC	442
27	Western Digital Corp.	2,402
39	Xerox Corp.	1,331

		11,617

	Textiles, Apparel & Luxury Goods — 0.7%
2,722	Cie Financiere Richemont S.A., Sponsored ADR	25,968
18	Hanesbrands, Inc.	391
56	NIKE, Inc., Class B	3,820
9	VF Corp.	730

		30,909

	Trading Companies & Distributors — 0.1%
42	Fastenal Co.	2,308
16	W.W. Grainger, Inc.	4,315

		6,623

	Water Utilities — 0.6%
322	American Water Works Co., Inc.	26,781

	Total Common Stocks (Identified Cost $1,987,183)	2,495,564

See accompanying notes to financial statements.

33  |

Portfolio of Investments – as of January 31, 2018

Natixis Sustainable Future 2020 Fund – (continued)

Shares	Description	Value (†)
Affiliated Mutual Funds — 43.9%
26,597	Loomis Sayles Inflation Protected Securities Fund, Class N	$276,604
45,362	Loomis Sayles Limited Term Government and Agency Fund, Class N	508,960
125,520	Mirova Global Green Bond Fund, Class N	1,241,390

	Total Affiliated Mutual Funds (Identified Cost $2,050,526)	2,026,954

	Total Investments — 97.9% (Identified Cost $4,037,709)	4,522,518
	Other assets less liabilities — 2.1%	94,662

	Net Assets — 100.0%	$4,617,180

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
REITs	Real Estate Investment Trusts

Industry Summary at January 31, 2018

Affiliated Mutual Funds	43.9%
Internet Software & Services	4.9
Insurance	3.9
Chemicals	3.8
IT Services	3.5
Banks	3.3
Health Care Equipment & Supplies	3.1
Pharmaceuticals	2.3
Software	2.3
Electrical Equipment	2.2
Life Sciences Tools & Services	2.1
Other Investments, less than 2% each	22.6

Total Investments	97.9
Other assets less liabilities	2.1

Net Assets	100.0%

Asset Allocation Summary at January 31, 2018

Equity	54.0%
Fixed Income	43.9

Total Investments	97.9
Other assets less liabilities	2.1

Net Assets	100.0%

See accompanying notes to financial statements.

|  34

Portfolio of Investments – as of January 31, 2018

Natixis Sustainable Future 2025 Fund

Shares	Description	Value (†)
Common Stocks — 61.8% of Net Assets
	Aerospace & Defense — 0.1%
73	Arconic, Inc.	$2,194

	Air Freight & Logistics — 0.1%
19	United Parcel Service, Inc., Class B	2,419

	Auto Components — 2.0%
387	Aptiv PLC	36,719
136	Delphi Technologies PLC(a)	7,511
10	Goodyear Tire & Rubber Co. (The)	348
637	Valeo S.A., Sponsored ADR	25,136

		69,714

	Automobiles — 1.9%
1,102	Byd Co. Ltd., ADR	20,806
165	Ford Motor Co.	1,810
311	Toyota Motor Corp., Sponsored ADR	42,893

		65,509

	Banks — 3.7%
382	Bank of America Corp.	12,224
117	Citigroup, Inc.	9,182
62	Citizens Financial Group, Inc.	2,846
127	Huntington Bancshares, Inc.	2,055
1,203	KBC Group NV, Sponsored ADR	58,141
152	KeyCorp	3,253
408	People’s United Financial, Inc.	8,025
146	Signature Bank(a)	22,484
18	U.S. Bancorp	1,028
128	Wells Fargo & Co.	8,420
69	Zions Bancorporation	3,728

		131,386

	Beverages — 0.5%
43	Brown-Forman Corp., Class B	2,980
155	Coca-Cola Co. (The)	7,377
13	Molson Coors Brewing Co., Class B	1,092
16	Monster Beverage Corp.(a)	1,092
44	PepsiCo, Inc.	5,293

		17,834

	Biotechnology — 0.6%
11	AbbVie, Inc.	1,234
10	Amgen, Inc.	1,861
213	Gilead Sciences, Inc.	17,849

		20,944

	Building Products — 1.5%
654	A.O. Smith Corp.	43,674
30	Fortune Brands Home & Security, Inc.	2,128
213	Johnson Controls International PLC	8,335

		54,137

	Capital Markets — 1.3%
6	Affiliated Managers Group, Inc.	1,198
11	Ameriprise Financial, Inc.	1,856
105	Bank of New York Mellon Corp. (The)	5,953
10	BlackRock, Inc.	5,618
17	Charles Schwab Corp. (The)	907
22	CME Group, Inc.	3,376
85	Franklin Resources, Inc.	3,605
31	Goldman Sachs Group, Inc. (The)	8,305
15	Intercontinental Exchange, Inc.	1,108
28	Invesco Ltd.	1,012
12	Legg Mason, Inc.	511
6	Moody’s Corp.	971
15	Nasdaq, Inc.	1,214
49	Northern Trust Corp.	5,164
	Capital Markets — continued
5	S&P Global, Inc.	$905
44	State Street Corp.	4,847

		46,550

	Chemicals — 4.4%
12	Air Products & Chemicals, Inc.	2,020
4	Albemarle Corp.	446
476	Chr. Hansen Holding AS, Sponsored ADR	20,973
393	Ecolab, Inc.	54,108
104	International Flavors & Fragrances, Inc.	15,631
251	Novozymes AS, Sponsored ADR	13,948
46	Praxair, Inc.	7,429
1,901	Symrise AG, Sponsored ADR	39,750

		154,305

	Commercial Services & Supplies — 0.0%
10	Stericycle, Inc.(a)	754

	Communications Equipment — 0.4%
280	Cisco Systems, Inc.	11,631
11	Motorola Solutions, Inc.	1,094

		12,725

	Construction & Engineering — 0.1%
26	Fluor Corp.	1,578

	Consumer Finance — 0.2%
37	American Express Co.	3,678
28	Discover Financial Services	2,234
34	Navient Corp.	485
40	Synchrony Financial	1,587

		7,984

	Containers & Packaging — 0.2%
67	Ball Corp.	2,565
44	International Paper Co.	2,766

		5,331

	Distributors — 0.1%
36	Genuine Parts Co.	3,747

	Diversified Consumer Services — 0.0%
16	H&R Block, Inc.	425

	Diversified Telecommunication Services — 1.2%
337	AT&T, Inc.	12,621
1,165	Deutsche Telekom AG, Sponsored ADR	20,434
179	Verizon Communications, Inc.	9,678

		42,733

	Electric Utilities — 1.1%
17	Eversource Energy	1,072
240	NextEra Energy, Inc.	38,021
14	Xcel Energy, Inc.	639

		39,732

	Electrical Equipment — 2.6%
167	Acuity Brands, Inc.	25,791
538	Eaton Corp. PLC	45,176
815	Vestas Wind Systems AS, Sponsored ADR	18,513

		89,480

	Electronic Equipment, Instruments & Components — 0.0%
12	TE Connectivity Ltd.	1,230

	Food & Staples Retailing — 0.3%
49	CVS Health Corp.	3,856
19	Kroger Co. (The)	577
80	Sysco Corp.	5,029

		9,462

See accompanying notes to financial statements.

35  |

Portfolio of Investments – as of January 31, 2018

Natixis Sustainable Future 2025 Fund – (continued)

Shares	Description	Value (†)
	Food Products — 0.5%
66	Campbell Soup Co.	$3,072
56	Conagra Brands, Inc.	2,128
21	General Mills, Inc.	1,228
21	Hershey Co. (The)	2,317
11	Hormel Foods Corp.	378
13	J.M. Smucker Co. (The)	1,650
30	Kellogg Co.	2,043
28	Kraft Heinz Co. (The)	2,195
82	Mondelez International, Inc., Class A	3,641

		18,652

	Health Care Equipment & Supplies — 3.6%
19	Abbott Laboratories	1,181
50	Baxter International, Inc.	3,602
1,420	Coloplast AS, Sponsored ADR	12,560
555	Danaher Corp.	56,210
15	DENTSPLY SIRONA, Inc.	912
699	Essilor International Cie Generale d’Optique S.A., Sponsored ADR	49,755
44	Medtronic PLC	3,779

		127,999

	Health Care Providers & Services — 1.1%
8	Aetna, Inc.	1,495
4	AmerisourceBergen Corp.	399
18	Anthem, Inc.	4,461
5	Cardinal Health, Inc.	359
6	Cigna Corp.	1,250
21	DaVita, Inc.(a)	1,639
6	Envision Healthcare Corp.(a)	216
36	Express Scripts Holding Co.(a)	2,850
863	Fresenius SE & Co. KGaA, Sponsored ADR	18,951
20	HCA Healthcare, Inc.(a)	2,023
3	Humana, Inc.	845
2	Laboratory Corp. of America Holdings(a)	349
10	McKesson Corp.	1,689
8	Quest Diagnostics, Inc.	847
10	UnitedHealth Group, Inc.	2,368
2	Universal Health Services, Inc., Class B	243

		39,984

	Home Construction — 0.4%
305	Geberit AG, ADR	14,231

	Hotels, Restaurants & Leisure — 0.3%
9	Carnival Corp.	645
76	Hilton Worldwide Holdings, Inc.	6,509
14	McDonald’s Corp.	2,396
20	Starbucks Corp.	1,136

		10,686

	Household Durables — 0.8%
8	Lennar Corp., Class A	501
1,558	Sekisui House Ltd., Sponsored ADR	28,730

		29,231

	Household Products — 0.4%
8	Church & Dwight Co., Inc.	391
12	Clorox Co. (The)	1,700
47	Colgate-Palmolive Co.	3,489
94	Procter & Gamble Co. (The)	8,116

		13,696

	Independent Power & Renewable Electricity Producers — 0.2%
63	Ormat Technologies, Inc.	4,415
101	Pattern Energy Group, Inc.	2,083

		6,498

	Industrial Conglomerates — 1.7%
20	3M Co.	$5,010
311	General Electric Co.	5,029
181	Roper Technologies, Inc.	50,787

		60,826

	Industrial Other — 0.0%
27	Iron Mountain, Inc.	946

	Insurance — 4.6%
23	Aflac, Inc.	2,029
1,412	AIA Group Ltd., Sponsored ADR	48,488
780	Allianz SE, Sponsored ADR	19,750
9	Allstate Corp. (The)	889
54	Hartford Financial Services Group, Inc. (The)	3,173
1,405	Legal & General Group PLC, Sponsored ADR	27,426
9	Lincoln National Corp.	745
93	MetLife, Inc.	4,470
48	Prudential Financial, Inc.	5,703
698	Prudential PLC, Sponsored ADR	37,783
74	Torchmark Corp.	6,723
53	Unum Group	2,819

		159,998

	Internet & Direct Marketing Retail — 1.5%
35	Amazon.com, Inc.(a)	50,781
5	Netflix, Inc.(a)	1,351
1	Priceline Group, Inc. (The)(a)	1,912
7	TripAdvisor, Inc.(a)	243

		54,287

	Internet Software & Services — 5.7%
5	Akamai Technologies, Inc.(a)	335
76	Alphabet, Inc., Class A(a)	89,849
1	Alphabet, Inc., Class C(a)	1,170
294	Facebook, Inc., Class A(a)	54,945
910	Tencent Holdings Ltd., ADR	53,845

		200,144

	IT Services — 4.0%
5	Accenture PLC, Class A	804
17	Cognizant Technology Solutions Corp., Class A	1,326
17	CSRA, Inc.	566
36	International Business Machines Corp.	5,893
502	MasterCard, Inc., Class A	84,838
17	PayPal Holdings, Inc.(a)	1,450
363	Visa, Inc., Class A	45,095
52	Western Union Co. (The)	1,081

		141,053

	Life Sciences Tools & Services — 2.4%
17	Agilent Technologies, Inc.	1,248
39	Illumina, Inc.(a)	9,073
327	Thermo Fisher Scientific, Inc.	73,284

		83,605

	Machinery — 1.1%
48	Caterpillar, Inc.	7,813
3	Cummins, Inc.	564
43	Deere & Co.	7,156
30	Flowserve Corp.	1,360
14	Parker Hannifin Corp.	2,820
205	Watts Water Technologies, Inc., Series A	16,349
36	Xylem, Inc.	2,601

		38,663

	Media — 0.5%
33	CBS Corp., Class B	1,901
15	Interpublic Group of Cos., Inc. (The)	328

See accompanying notes to financial statements.

|  36

Portfolio of Investments – as of January 31, 2018

Natixis Sustainable Future 2025 Fund – (continued)

Shares	Description	Value (†)
	Media — continued
55	News Corp., Class A	$941
4	Omnicom Group, Inc.	307
27	Time Warner, Inc.	2,574
78	Twenty-First Century Fox, Inc., Class A	2,878
24	Twenty-First Century Fox, Inc., Class B	876
64	Walt Disney Co. (The)	6,955

		16,760

	Metals & Mining — 0.1%
120	Newmont Mining Corp.	4,861

	Multiline Retail — 0.1%
15	Kohl’s Corp.	971
21	Target Corp.	1,580

		2,551

	Personal Products — 0.9%
7	Estee Lauder Cos., Inc. (The), Class A	945
507	Unilever NV	29,147

		30,092

	Pharmaceuticals — 2.6%
20	Allergan PLC	3,605
52	Bristol-Myers Squibb Co.	3,255
32	Eli Lilly & Co.	2,606
84	Johnson & Johnson	11,608
83	Merck & Co., Inc.	4,918
52	Mylan NV(a)	2,228
1,003	Novo Nordisk AS, Sponsored ADR	55,667
210	Pfizer, Inc.	7,779

		91,666

	Professional Services — 0.1%
31	IHS Markit Ltd.(a)	1,480
31	Nielsen Holdings PLC	1,160
12	Verisk Analytics, Inc.(a)	1,200

		3,840

	Real Estate Management & Development — 0.0%
24	CBRE Group, Inc., Class A(a)	1,097

	REITs – Apartments — 0.1%
4	AvalonBay Communities, Inc.	682
40	Equity Residential	2,464
5	Essex Property Trust, Inc.	1,165
4	Mid-America Apartment Communities, Inc.	381

		4,692

	REITs – Diversified — 0.4%
76	Crown Castle International Corp.	8,571
12	Digital Realty Trust, Inc.	1,344
2	Equinix, Inc.	910
19	Vornado Realty Trust	1,362
84	Weyerhaeuser Co.	3,153

		15,340

	REITs – Health Care — 0.1%
39	HCP, Inc.	939
31	Ventas, Inc.	1,735

		2,674

	REITs – Hotels — 0.0%
56	Host Hotels & Resorts, Inc.	1,163

	REITs – Office Property — 0.0%
11	Boston Properties, Inc.	1,361

	REITs – Regional Malls — 0.1%
1	Macerich Co. (The)	64
10	Simon Property Group, Inc.	1,634

		1,698

	REITs – Single Tenant — 0.0%
6	Realty Income Corp.	$319

	REITs – Storage — 0.1%
11	Public Storage	2,153

	Road & Rail — 0.4%
1	CSX Corp.	57
25	Kansas City Southern	2,828
34	Norfolk Southern Corp.	5,130
45	Union Pacific Corp.	6,007

		14,022

	Semiconductors & Semiconductor Equipment — 1.0%
47	Advanced Micro Devices, Inc.(a)	646
97	ASML Holding NV, (Registered)	19,687
26	First Solar, Inc.(a)	1,746
162	Intel Corp.	7,799
7	NVIDIA Corp.	1,721
18	QUALCOMM, Inc.	1,229
11	Texas Instruments, Inc.	1,206

		34,034

	Software — 2.6%
8	Autodesk, Inc.(a)	925
151	Ellie Mae, Inc.(a)	14,119
757	Microsoft Corp.	71,923
104	Oracle Corp.	5,365
9	Symantec Corp.	245

		92,577

	Specialty Retail — 0.2%
8	Best Buy Co., Inc.	584
17	Gap, Inc. (The)	565
15	Home Depot, Inc. (The)	3,013
12	Lowe’s Cos., Inc.	1,257
7	Tiffany & Co.	747

		6,166

	Technology Hardware, Storage & Peripherals — 0.3%
28	Apple, Inc.	4,688
18	NetApp, Inc.	1,107
7	Seagate Technology PLC	386
21	Western Digital Corp.	1,869
29	Xerox Corp.	990

		9,040

	Textiles, Apparel & Luxury Goods — 0.8%
2,446	Cie Financiere Richemont S.A., Sponsored ADR	23,335
16	Hanesbrands, Inc.	347
41	NIKE, Inc., Class B	2,797
7	VF Corp.	568

		27,047

	Trading Companies & Distributors — 0.1%
32	Fastenal Co.	1,759
12	W.W. Grainger, Inc.	3,236

		4,995

	Water Utilities — 0.7%
277	American Water Works Co., Inc.	23,038

	Total Common Stocks (Identified Cost $1,729,348)	2,171,858

Affiliated Mutual Funds — 36.3%
17,078	Loomis Sayles Inflation Protected Securities Fund, Class N	177,609
28,603	Loomis Sayles Limited Term Government and Agency Fund, Class N	320,923

See accompanying notes to financial statements.

37  |

Portfolio of Investments – as of January 31, 2018

Natixis Sustainable Future 2025 Fund – (continued)

Shares	Description	Value (†)
Affiliated Mutual Funds — continued
78,824	Mirova Global Green Bond Fund, Class N	$779,566

	Total Affiliated Mutual Funds (Identified Cost $1,293,053)	1,278,098

	Total Investments — 98.1% (Identified Cost $3,022,401)	3,449,956
	Other assets less liabilities — 1.9%	68,461

	Net Assets — 100.0%	$3,518,417

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
REITs	Real Estate Investment Trusts

Industry Summary at January 31, 2018

Affiliated Mutual Funds	36.3%
Internet Software & Services	5.7
Insurance	4.6
Chemicals	4.4
IT Services	4.0
Banks	3.7
Health Care Equipment & Supplies	3.6
Software	2.6
Pharmaceuticals	2.6
Electrical Equipment	2.6
Life Sciences Tools & Services	2.4
Auto Components	2.0
Other Investments, less than 2% each	23.6

Total Investments	98.1
Other assets less liabilities	1.9

Net Assets	100.0%

Asset Allocation Summary at January 31, 2018

Equity	61.8%
Fixed Income	36.3

Total Investments	98.1
Other assets less liabilities	1.9

Net Assets	100.0%

See accompanying notes to financial statements.

|  38

Portfolio of Investments – as of January 31, 2018

Natixis Sustainable Future 2030 Fund

Shares	Description	Value (†)
Common Stocks — 71.5% of Net Assets
	Aerospace & Defense — 0.1%
73	Arconic, Inc.	$2,194

	Air Freight & Logistics — 0.1%
20	United Parcel Service, Inc., Class B	2,546

	Auto Components — 2.3%
391	Aptiv PLC	37,098
130	Delphi Technologies PLC(a)	7,180
10	Goodyear Tire & Rubber Co. (The)	348
607	Valeo S.A., Sponsored ADR	23,952

		68,578

	Automobiles — 2.1%
1,050	Byd Co. Ltd., ADR	19,824
188	Ford Motor Co.	2,063
310	Toyota Motor Corp., Sponsored ADR	42,755

		64,642

	Banks — 4.4%
394	Bank of America Corp.	12,608
121	Citigroup, Inc.	9,496
73	Citizens Financial Group, Inc.	3,351
150	Huntington Bancshares, Inc.	2,427
1,188	KBC Group NV, Sponsored ADR	57,416
177	KeyCorp	3,788
445	People’s United Financial, Inc.	8,753
147	Signature Bank(a)	22,638
18	U.S. Bancorp	1,029
135	Wells Fargo & Co.	8,880
79	Zions Bancorporation	4,268

		134,654

	Beverages — 0.6%
50	Brown-Forman Corp., Class B	3,465
154	Coca-Cola Co. (The)	7,329
15	Molson Coors Brewing Co., Class B	1,260
19	Monster Beverage Corp.(a)	1,296
46	PepsiCo, Inc.	5,534

		18,884

	Biotechnology — 0.7%
13	AbbVie, Inc.	1,459
11	Amgen, Inc.	2,047
203	Gilead Sciences, Inc.	17,011

		20,517

	Building Products — 1.8%
636	A.O. Smith Corp.	42,472
34	Fortune Brands Home & Security, Inc.	2,412
220	Johnson Controls International PLC	8,608

		53,492

	Capital Markets — 1.6%
7	Affiliated Managers Group, Inc.	1,397
10	Ameriprise Financial, Inc.	1,687
110	Bank of New York Mellon Corp. (The)	6,237
11	BlackRock, Inc.	6,180
21	Charles Schwab Corp. (The)	1,120
22	CME Group, Inc.	3,377
91	Franklin Resources, Inc.	3,859
32	Goldman Sachs Group, Inc. (The)	8,572
14	Intercontinental Exchange, Inc.	1,034
35	Invesco Ltd.	1,265
11	Legg Mason, Inc.	469
7	Moody’s Corp.	1,132
17	Nasdaq, Inc.	1,375
51	Northern Trust Corp.	5,375
	Capital Markets — continued
6	S&P Global, Inc.	1,087
42	State Street Corp.	4,627

		48,793

	Chemicals — 4.9%
14	Air Products & Chemicals, Inc.	2,357
4	Albemarle Corp.	446
454	Chr. Hansen Holding AS, Sponsored ADR	20,003
386	Ecolab, Inc.	53,145
101	International Flavors & Fragrances, Inc.	15,180
239	Novozymes AS, Sponsored ADR	13,281
48	Praxair, Inc.	7,752
1,810	Symrise AG, Sponsored ADR	37,847

		150,011

	Commercial Services & Supplies — 0.0%
10	Stericycle, Inc.(a)	754

	Communications Equipment — 0.5%
309	Cisco Systems, Inc.	12,836
11	Motorola Solutions, Inc.	1,094

		13,930

	Construction & Engineering — 0.1%
31	Fluor Corp.	1,882

	Consumer Finance — 0.3%
38	American Express Co.	3,778
29	Discover Financial Services	2,314
32	Navient Corp.	456
40	Synchrony Financial	1,587

		8,135

	Containers & Packaging — 0.2%
71	Ball Corp.	2,718
50	International Paper Co.	3,143

		5,861

	Distributors — 0.1%
37	Genuine Parts Co.	3,851

	Diversified Consumer Services — 0.0%
15	H&R Block, Inc.	398

	Diversified Telecommunication Services — 1.4%
357	AT&T, Inc.	13,370
1,109	Deutsche Telekom AG, Sponsored ADR	19,452
194	Verizon Communications, Inc.	10,489

		43,311

	Electric Utilities — 1.3%
20	Eversource Energy	1,262
240	NextEra Energy, Inc.	38,021
14	Xcel Energy, Inc.	639

		39,922

	Electrical Equipment — 2.9%
167	Acuity Brands, Inc.	25,791
528	Eaton Corp. PLC	44,336
776	Vestas Wind Systems AS, Sponsored ADR	17,627

		87,754

	Electronic Equipment, Instruments & Components — 0.1%
14	TE Connectivity Ltd.	1,435

	Food & Staples Retailing — 0.3%
50	CVS Health Corp.	3,935
19	Kroger Co. (The)	577
89	Sysco Corp.	5,595

		10,107

See accompanying notes to financial statements.

39  |

Portfolio of Investments – as of January 31, 2018

Natixis Sustainable Future 2030 Fund – (continued)

Shares	Description	Value (†)
	Food Products — 0.6%
67	Campbell Soup Co.	$3,119
53	Conagra Brands, Inc.	2,014
24	General Mills, Inc.	1,404
22	Hershey Co. (The)	2,427
16	Hormel Foods Corp.	549
12	J.M. Smucker Co. (The)	1,523
32	Kellogg Co.	2,180
31	Kraft Heinz Co. (The)	2,430
83	Mondelez International, Inc., Class A	3,685

		19,331

	Health Care Equipment & Supplies — 4.2%
23	Abbott Laboratories	1,430
50	Baxter International, Inc.	3,602
1,352	Coloplast AS, Sponsored ADR	11,958
549	Danaher Corp.	55,603
15	DENTSPLY SIRONA, Inc.	912
674	Essilor International Cie Generale d’Optique S.A., Sponsored ADR	47,975
51	Medtronic PLC	4,380

		125,860

	Health Care Providers & Services — 1.4%
9	Aetna, Inc.	1,682
4	AmerisourceBergen Corp.	399
22	Anthem, Inc.	5,453
4	Cardinal Health, Inc.	287
6	Cigna Corp.	1,250
24	DaVita, Inc.(a)	1,873
6	Envision Healthcare Corp.(a)	216
34	Express Scripts Holding Co.(a)	2,692
819	Fresenius SE & Co. KGaA, Sponsored ADR	17,985
20	HCA Healthcare, Inc.(a)	2,023
4	Humana, Inc.	1,127
2	Laboratory Corp. of America Holdings(a)	349
10	McKesson Corp.	1,689
10	Quest Diagnostics, Inc.	1,058
12	UnitedHealth Group, Inc.	2,841
2	Universal Health Services, Inc., Class B	243

		41,167

	Home Construction — 0.4%
290	Geberit AG, ADR	13,531

	Hotels, Restaurants & Leisure — 0.4%
9	Carnival Corp.	645
80	Hilton Worldwide Holdings, Inc.	6,852
17	McDonald’s Corp.	2,909
19	Starbucks Corp.	1,079

		11,485

	Household Durables — 0.9%
7	Lennar Corp., Class A	439
1,483	Sekisui House Ltd., Sponsored ADR	27,346

		27,785

	Household Products — 0.5%
7	Church & Dwight Co., Inc.	342
11	Clorox Co. (The)	1,559
50	Colgate-Palmolive Co.	3,712
100	Procter & Gamble Co. (The)	8,634

		14,247

	Independent Power & Renewable Electricity Producers — 0.2%
66	Ormat Technologies, Inc.	4,625
121	Pattern Energy Group, Inc.	2,495

		7,120

	Industrial Conglomerates — 2.0%
24	3M Co.	6,012
316	General Electric Co.	5,110
179	Roper Technologies, Inc.	50,225

		61,347

	Industrial Other — 0.0%
25	Iron Mountain, Inc.	876

	Insurance — 5.2%
28	Aflac, Inc.	2,470
1,408	AIA Group Ltd., Sponsored ADR	48,351
743	Allianz SE, Sponsored ADR	18,813
9	Allstate Corp. (The)	889
58	Hartford Financial Services Group, Inc. (The)	3,408
1,338	Legal & General Group PLC, Sponsored ADR	26,118
9	Lincoln National Corp.	745
98	MetLife, Inc.	4,711
50	Prudential Financial, Inc.	5,941
665	Prudential PLC, Sponsored ADR	35,996
78	Torchmark Corp.	7,086
54	Unum Group	2,872

		157,400

	Internet & Direct Marketing Retail — 1.8%
36	Amazon.com, Inc.(a)	52,232
6	Netflix, Inc.(a)	1,622
1	Priceline Group, Inc. (The)(a)	1,912
7	TripAdvisor, Inc.(a)	243

		56,009

	Internet Software & Services — 6.4%
6	Akamai Technologies, Inc.(a)	402
75	Alphabet, Inc., Class A(a)	88,667
1	Alphabet, Inc., Class C(a)	1,170
287	Facebook, Inc., Class A(a)	53,637
865	Tencent Holdings Ltd., ADR	51,182

		195,058

	IT Services — 4.6%
6	Accenture PLC, Class A	964
20	Cognizant Technology Solutions Corp., Class A	1,560
16	CSRA, Inc.	532
40	International Business Machines Corp.	6,548
490	MasterCard, Inc., Class A	82,810
20	PayPal Holdings, Inc.(a)	1,706
369	Visa, Inc., Class A	45,841
48	Western Union Co. (The)	998

		140,959

	Life Sciences Tools & Services — 2.7%
17	Agilent Technologies, Inc.	1,248
37	Illumina, Inc.(a)	8,608
318	Thermo Fisher Scientific, Inc.	71,267

		81,123

	Machinery — 1.3%
52	Caterpillar, Inc.	8,465
3	Cummins, Inc.	564
50	Deere & Co.	8,321
34	Flowserve Corp.	1,541
15	Parker Hannifin Corp.	3,021
195	Watts Water Technologies, Inc., Series A	15,551
42	Xylem, Inc.	3,035

		40,498

	Media — 0.6%
33	CBS Corp., Class B	1,901
14	Interpublic Group of Cos., Inc. (The)	306

See accompanying notes to financial statements.

|  40

Portfolio of Investments – as of January 31, 2018

Natixis Sustainable Future 2030 Fund – (continued)

Shares	Description	Value (†)
	Media — continued
51	News Corp., Class A	$873
4	Omnicom Group, Inc.	307
28	Time Warner, Inc.	2,670
77	Twenty-First Century Fox, Inc., Class A	2,841
29	Twenty-First Century Fox, Inc., Class B	1,058
70	Walt Disney Co. (The)	7,607

		17,563

	Metals & Mining — 0.2%
135	Newmont Mining Corp.	5,469

	Multiline Retail — 0.1%
14	Kohl’s Corp.	907
22	Target Corp.	1,655

		2,562

	Personal Products — 1.0%
9	Estee Lauder Cos., Inc. (The), Class A	1,214
483	Unilever NV	27,768

		28,982

	Pharmaceuticals — 3.1%
20	Allergan PLC	3,605
61	Bristol-Myers Squibb Co.	3,819
38	Eli Lilly & Co.	3,095
88	Johnson & Johnson	12,161
96	Merck & Co., Inc.	5,688
58	Mylan NV(a)	2,485
965	Novo Nordisk AS, Sponsored ADR	53,558
230	Pfizer, Inc.	8,519

		92,930

	Professional Services — 0.1%
31	IHS Markit Ltd.(a)	1,479
32	Nielsen Holdings PLC	1,197
14	Verisk Analytics, Inc.(a)	1,401

		4,077

	Real Estate Management & Development — 0.0%
23	CBRE Group, Inc., Class A(a)	1,051

	REITs – Apartments — 0.2%
5	AvalonBay Communities, Inc.	852
37	Equity Residential	2,280
7	Essex Property Trust, Inc.	1,631
3	Mid-America Apartment Communities, Inc.	286

		5,049

	REITs – Diversified — 0.5%
80	Crown Castle International Corp.	9,022
12	Digital Realty Trust, Inc.	1,343
2	Equinix, Inc.	910
17	Vornado Realty Trust	1,219
79	Weyerhaeuser Co.	2,966

		15,460

	REITs – Health Care — 0.1%
36	HCP, Inc.	867
29	Ventas, Inc.	1,623

		2,490

	REITs – Hotels — 0.0%
57	Host Hotels & Resorts, Inc.	1,183

	REITs – Office Property — 0.1%
12	Boston Properties, Inc.	1,484

	REITs – Regional Malls — 0.1%
6	Macerich Co. (The)	387
11	Simon Property Group, Inc.	1,797

		2,184

	REITs – Single Tenant — 0.0%
7	Realty Income Corp.	372

	REITs – Storage — 0.1%
13	Public Storage	2,545

	Road & Rail — 0.5%
1	CSX Corp.	57
24	Kansas City Southern	2,715
36	Norfolk Southern Corp.	5,432
48	Union Pacific Corp.	6,408

		14,612

	Semiconductors & Semiconductor Equipment — 1.1%
48	Advanced Micro Devices, Inc.(a)	660
93	ASML Holding NV, (Registered)	18,875
28	First Solar, Inc.(a)	1,881
178	Intel Corp.	8,569
8	NVIDIA Corp.	1,966
17	QUALCOMM, Inc.	1,160
11	Texas Instruments, Inc.	1,206
1	Xilinx, Inc.	73

		34,390

	Software — 3.0%
8	Autodesk, Inc.(a)	925
143	Ellie Mae, Inc.(a)	13,371
740	Microsoft Corp.	70,307
118	Oracle Corp.	6,088
9	Symantec Corp.	245

		90,936

	Specialty Retail — 0.2%
8	Best Buy Co., Inc.	585
18	Gap, Inc. (The)	598
18	Home Depot, Inc. (The)	3,616
11	Lowe’s Cos., Inc.	1,152
7	Tiffany & Co.	747

		6,698

	Technology Hardware, Storage & Peripherals — 0.3%
32	Apple, Inc.	5,358
21	NetApp, Inc.	1,291
7	Seagate Technology PLC	386
20	Western Digital Corp.	1,780
27	Xerox Corp.	922

		9,737

	Textiles, Apparel & Luxury Goods — 0.9%
2,330	Cie Financiere Richemont S.A., Sponsored ADR	22,228
16	Hanesbrands, Inc.	348
47	NIKE, Inc., Class B	3,206
7	VF Corp.	568

		26,350

	Trading Companies & Distributors — 0.2%
38	Fastenal Co.	2,089
14	W.W. Grainger, Inc.	3,775

		5,864

	Water Utilities — 0.7%
271	American Water Works Co., Inc.	22,539

	Total Common Stocks (Identified Cost $1,728,484)	2,169,974

See accompanying notes to financial statements.

41  |

Portfolio of Investments – as of January 31, 2018

Natixis Sustainable Future 2030 Fund – (continued)

Shares	Description	Value (†)
Affiliated Mutual Funds — 26.5%
14,885	Loomis Sayles Inflation Protected Securities Fund, Class N	$154,804
16,574	Loomis Sayles Limited Term Government and Agency Fund, Class N	185,965
46,764	Mirova Global Green Bond Fund, Class N	462,498

	Total Affiliated Mutual Funds (Identified Cost $812,790)	803,267

	Total Investments — 98.0% (Identified Cost $2,541,274)	2,973,241
	Other assets less liabilities — 2.0%	60,133

	Net Assets — 100.0%	$3,033,374

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
REITs	Real Estate Investment Trusts

Industry Summary at January 31, 2018

Affiliated Mutual Funds	26.5%
Internet Software & Services	6.4
Insurance	5.2
Chemicals	4.9
IT Services	4.6
Banks	4.4
Health Care Equipment & Supplies	4.2
Pharmaceuticals	3.1
Software	3.0
Electrical Equipment	2.9
Life Sciences Tools & Services	2.7
Auto Components	2.3
Automobiles	2.1
Industrial Conglomerates	2.0
Other Investments, less than 2% each	23.7

Total Investments	98.0
Other assets less liabilities	2.0

Net Assets	100.0%

Asset Allocation Summary at January 31, 2018

Equity	71.5%
Fixed Income	26.5

Total Investments	98.0
Other assets less liabilities	2.0

Net Assets	100.0%

See accompanying notes to financial statements.

|  42

Portfolio of Investments – as of January 31, 2018

Natixis Sustainable Future 2035 Fund

Shares	Description	Value (†)
Common Stocks — 78.9% of Net Assets
	Aerospace & Defense — 0.1%
86	Arconic, Inc.	$2,585

	Air Freight & Logistics — 0.1%
23	United Parcel Service, Inc., Class B	2,928

	Auto Components — 2.4%
418	Aptiv PLC	39,660
139	Delphi Technologies PLC(a)	7,677
10	Goodyear Tire & Rubber Co. (The)	348
683	Valeo S.A., Sponsored ADR	26,951

		74,636

	Automobiles — 2.3%
1,181	Byd Co. Ltd., ADR	22,297
201	Ford Motor Co.	2,205
333	Toyota Motor Corp., Sponsored ADR	45,928

		70,430

	Banks — 4.9%
475	Bank of America Corp.	15,200
143	Citigroup, Inc.	11,223
83	Citizens Financial Group, Inc.	3,810
170	Huntington Bancshares, Inc.	2,750
1,287	KBC Group NV, Sponsored ADR	62,201
202	KeyCorp	4,323
532	People’s United Financial, Inc.	10,464
162	Signature Bank(a)	24,948
21	U.S. Bancorp	1,200
158	Wells Fargo & Co.	10,393
94	Zions Bancorporation	5,079

		151,591

	Beverages — 0.7%
66	Brown-Forman Corp., Class B	4,574
190	Coca-Cola Co. (The)	9,042
17	Molson Coors Brewing Co., Class B	1,428
22	Monster Beverage Corp.(a)	1,501
55	PepsiCo, Inc.	6,617

		23,162

	Biotechnology — 0.8%
15	AbbVie, Inc.	1,683
14	Amgen, Inc.	2,605
232	Gilead Sciences, Inc.	19,442

		23,730

	Building Products — 1.9%
707	A.O. Smith Corp.	47,214
39	Fortune Brands Home & Security, Inc.	2,766
269	Johnson Controls International PLC	10,526

		60,506

	Capital Markets — 1.8%
8	Affiliated Managers Group, Inc.	1,597
14	Ameriprise Financial, Inc.	2,362
132	Bank of New York Mellon Corp. (The)	7,484
13	BlackRock, Inc.	7,303
23	Charles Schwab Corp. (The)	1,227
28	CME Group, Inc.	4,298
98	Franklin Resources, Inc.	4,156
37	Goldman Sachs Group, Inc. (The)	9,912
16	Intercontinental Exchange, Inc.	1,182
40	Invesco Ltd.	1,445
13	Legg Mason, Inc.	554
8	Moody’s Corp.	1,294
18	Nasdaq, Inc.	1,456
61	Northern Trust Corp.	6,429
	Capital Markets — continued
7	S&P Global, Inc.	$1,268
51	State Street Corp.	5,619

		57,586

	Chemicals — 5.5%
15	Air Products & Chemicals, Inc.	2,525
5	Albemarle Corp.	558
510	Chr. Hansen Holding AS, Sponsored ADR	22,471
439	Ecolab, Inc.	60,441
113	International Flavors & Fragrances, Inc.	16,984
269	Novozymes AS, Sponsored ADR	14,948
57	Praxair, Inc.	9,205
2,037	Symrise AG, Sponsored ADR	42,594

		169,726

	Commercial Services & Supplies — 0.0%
10	Stericycle, Inc.(a)	754

	Communications Equipment — 0.5%
358	Cisco Systems, Inc.	14,871
12	Motorola Solutions, Inc.	1,194

		16,065

	Construction & Engineering — 0.1%
33	Fluor Corp.	2,003

	Consumer Finance — 0.3%
47	American Express Co.	4,672
34	Discover Financial Services	2,713
34	Navient Corp.	484
64	Synchrony Financial	2,540

		10,409

	Containers & Packaging — 0.2%
86	Ball Corp.	3,292
53	International Paper Co.	3,332

		6,624

	Distributors — 0.1%
44	Genuine Parts Co.	4,579

	Diversified Consumer Services — 0.0%
16	H&R Block, Inc.	425

	Diversified Telecommunication Services — 1.6%
419	AT&T, Inc.	15,691
1,248	Deutsche Telekom AG, Sponsored ADR	21,890
227	Verizon Communications, Inc.	12,274

		49,855

	Electric Utilities — 1.4%
23	Eversource Energy	1,451
265	NextEra Energy, Inc.	41,981
17	Xcel Energy, Inc.	776

		44,208

	Electrical Equipment — 3.2%
184	Acuity Brands, Inc.	28,417
605	Eaton Corp. PLC	50,802
873	Vestas Wind Systems AS, Sponsored ADR	19,830

		99,049

	Electronic Equipment, Instruments & Components — 0.1%
16	TE Connectivity Ltd.	1,640

	Food & Staples Retailing — 0.4%
63	CVS Health Corp.	4,957
22	Kroger Co. (The)	668
103	Sysco Corp.	6,476

		12,101

See accompanying notes to financial statements.

43  |

Portfolio of Investments – as of January 31, 2018

Natixis Sustainable Future 2035 Fund – (continued)

Shares	Description	Value (†)
	Food Products — 0.7%
79	Campbell Soup Co.	$3,677
56	Conagra Brands, Inc.	2,128
26	General Mills, Inc.	1,521
25	Hershey Co. (The)	2,758
17	Hormel Foods Corp.	584
13	J.M. Smucker Co. (The)	1,650
36	Kellogg Co.	2,452
34	Kraft Heinz Co. (The)	2,665
107	Mondelez International, Inc., Class A	4,751

		22,186

	Health Care Equipment & Supplies — 4.5%
26	Abbott Laboratories	1,616
67	Baxter International, Inc.	4,826
1,521	Coloplast AS, Sponsored ADR	13,453
603	Danaher Corp.	61,072
18	DENTSPLY SIRONA, Inc.	1,095
759	Essilor International Cie Generale d’Optique S.A., Sponsored ADR	54,026
60	Medtronic PLC	5,153

		141,241

	Health Care Providers & Services — 1.5%
10	Aetna, Inc.	1,868
4	AmerisourceBergen Corp.	399
23	Anthem, Inc.	5,701
5	Cardinal Health, Inc.	359
6	Cigna Corp.	1,250
26	DaVita, Inc.(a)	2,029
7	Envision Healthcare Corp.(a)	252
47	Express Scripts Holding Co.(a)	3,721
907	Fresenius SE & Co. KGaA, Sponsored ADR	19,918
21	HCA Healthcare, Inc.(a)	2,124
4	Humana, Inc.	1,127
2	Laboratory Corp. of America Holdings(a)	349
15	McKesson Corp.	2,533
11	Quest Diagnostics, Inc.	1,164
14	UnitedHealth Group, Inc.	3,315
8	Universal Health Services, Inc., Class B	972

		47,081

	Home Construction — 0.5%
326	Geberit AG, ADR	15,211

	Hotels, Restaurants & Leisure — 0.4%
9	Carnival Corp.	644
94	Hilton Worldwide Holdings, Inc.	8,051
19	McDonald’s Corp.	3,252
22	Starbucks Corp.	1,250

		13,197

	Household Durables — 1.0%
8	Lennar Corp., Class A	501
1,669	Sekisui House Ltd., Sponsored ADR	30,777

		31,278

	Household Products — 0.5%
8	Church & Dwight Co., Inc.	391
12	Clorox Co. (The)	1,700
55	Colgate-Palmolive Co.	4,083
117	Procter & Gamble Co. (The)	10,102

		16,276

	Independent Power & Renewable Electricity Producers — 0.3%
75	Ormat Technologies, Inc.	5,256
138	Pattern Energy Group, Inc.	2,846

		8,102

	Industrial Conglomerates — 2.2%
28	3M Co.	7,014
372	General Electric Co.	6,015
198	Roper Technologies, Inc.	55,557

		68,586

	Industrial Other — 0.0%
27	Iron Mountain, Inc.	946

	Insurance — 5.7%
31	Aflac, Inc.	2,734
1,525	AIA Group Ltd., Sponsored ADR	52,368
835	Allianz SE, Sponsored ADR	21,142
10	Allstate Corp. (The)	988
63	Hartford Financial Services Group, Inc. (The)	3,702
1,505	Legal & General Group PLC, Sponsored ADR	29,378
11	Lincoln National Corp.	911
115	MetLife, Inc.	5,528
59	Prudential Financial, Inc.	7,010
748	Prudential PLC, Sponsored ADR	40,489
90	Torchmark Corp.	8,177
68	Unum Group	3,617

		176,044

	Internet & Direct Marketing Retail — 2.0%
40	Amazon.com, Inc.(a)	58,035
6	Netflix, Inc.(a)	1,622
1	Priceline Group, Inc. (The)(a)	1,912
7	TripAdvisor, Inc.(a)	243

		61,812

	Internet Software & Services — 7.1%
7	Akamai Technologies, Inc.(a)	469
84	Alphabet, Inc., Class A(a)	99,306
2	Alphabet, Inc., Class C(a)	2,340
329	Facebook, Inc., Class A(a)	61,487
974	Tencent Holdings Ltd., ADR	57,632

		221,234

	IT Services — 5.1%
7	Accenture PLC, Class A	1,125
23	Cognizant Technology Solutions Corp., Class A	1,793
17	CSRA, Inc.	566
44	International Business Machines Corp.	7,203
555	MasterCard, Inc., Class A	93,795
23	PayPal Holdings, Inc.(a)	1,962
409	Visa, Inc., Class A	50,810
52	Western Union Co. (The)	1,081

		158,335

	Life Sciences Tools & Services — 2.9%
19	Agilent Technologies, Inc.	1,395
42	Illumina, Inc.(a)	9,771
353	Thermo Fisher Scientific, Inc.	79,111

		90,277

	Machinery — 1.5%
61	Caterpillar, Inc.	9,930
4	Cummins, Inc.	752
55	Deere & Co.	9,153
43	Flowserve Corp.	1,949
19	Parker Hannifin Corp.	3,827
215	Watts Water Technologies, Inc., Series A	17,146
48	Xylem, Inc.	3,468

		46,225

	Media — 0.7%
37	CBS Corp., Class B	2,132
15	Interpublic Group of Cos., Inc. (The)	328

See accompanying notes to financial statements.

|  44

Portfolio of Investments – as of January 31, 2018

Natixis Sustainable Future 2035 Fund – (continued)

Shares	Description	Value (†)
	Media — continued
55	News Corp., Class A	$941
4	Omnicom Group, Inc.	307
33	Time Warner, Inc.	3,146
109	Twenty-First Century Fox, Inc., Class A	4,022
39	Twenty-First Century Fox, Inc., Class B	1,423
85	Walt Disney Co. (The)	9,237

		21,536

	Metals & Mining — 0.2%
158	Newmont Mining Corp.	6,401

	Multiline Retail — 0.1%
15	Kohl’s Corp.	971
26	Target Corp.	1,956

		2,927

	Personal Products — 1.0%
10	Estee Lauder Cos., Inc. (The), Class A	1,350
543	Unilever NV	31,217

		32,567

	Pharmaceuticals — 3.4%
25	Allergan PLC	4,506
67	Bristol-Myers Squibb Co.	4,194
42	Eli Lilly & Co.	3,421
106	Johnson & Johnson	14,648
107	Merck & Co., Inc.	6,340
62	Mylan NV(a)	2,657
1,078	Novo Nordisk AS, Sponsored ADR	59,829
281	Pfizer, Inc.	10,408

		106,003

	Professional Services — 0.2%
36	IHS Markit Ltd.(a)	1,718
38	Nielsen Holdings PLC	1,422
16	Verisk Analytics, Inc.(a)	1,601

		4,741

	Real Estate Management & Development — 0.0%
32	CBRE Group, Inc., Class A(a)	1,462

	REITs – Apartments — 0.2%
5	AvalonBay Communities, Inc.	852
44	Equity Residential	2,711
8	Essex Property Trust, Inc.	1,864
4	Mid-America Apartment Communities, Inc.	381

		5,808

	REITs – Diversified — 0.6%
94	Crown Castle International Corp.	10,601
13	Digital Realty Trust, Inc.	1,455
2	Equinix, Inc.	910
19	Vornado Realty Trust	1,362
93	Weyerhaeuser Co.	3,491

		17,819

	REITs – Health Care — 0.1%
39	HCP, Inc.	939
31	Ventas, Inc.	1,735

		2,674

	REITs – Hotels — 0.0%
67	Host Hotels & Resorts, Inc.	1,391

	REITs – Office Property — 0.1%
14	Boston Properties, Inc.	1,732

	REITs – Regional Malls — 0.1%
7	Macerich Co. (The)	452
12	Simon Property Group, Inc.	1,960

		2,412

	REITs – Single Tenant — 0.0%
8	Realty Income Corp.	426

	REITs – Storage — 0.1%
14	Public Storage	2,741

	Road & Rail — 0.6%
1	CSX Corp.	57
31	Kansas City Southern	3,507
44	Norfolk Southern Corp.	6,639
59	Union Pacific Corp.	7,876

		18,079

	Semiconductors & Semiconductor Equipment — 1.3%
54	Advanced Micro Devices, Inc.(a)	742
104	ASML Holding NV, (Registered)	21,108
31	First Solar, Inc.(a)	2,083
209	Intel Corp.	10,061
9	NVIDIA Corp.	2,212
20	QUALCOMM, Inc.	1,365
12	Texas Instruments, Inc.	1,316
6	Xilinx, Inc.	438

		39,325

	Software — 3.3%
9	Autodesk, Inc.(a)	1,041
158	Ellie Mae, Inc.(a)	14,773
837	Microsoft Corp.	79,523
129	Oracle Corp.	6,655
9	Symantec Corp.	245

		102,237

	Specialty Retail — 0.2%
8	Best Buy Co., Inc.	584
21	Gap, Inc. (The)	698
21	Home Depot, Inc. (The)	4,219
13	Lowe’s Cos., Inc.	1,361
7	Tiffany & Co.	747

		7,609

	Technology Hardware, Storage & Peripherals — 0.4%
38	Apple, Inc.	6,362
23	NetApp, Inc.	1,414
8	Seagate Technology PLC	442
22	Western Digital Corp.	1,958
38	Xerox Corp.	1,297

		11,473

	Textiles, Apparel & Luxury Goods — 1.0%
2,621	Cie Financiere Richemont S.A., Sponsored ADR	25,004
38	Hanesbrands, Inc.	825
53	NIKE, Inc., Class B	3,616
7	VF Corp.	568

		30,013

	Trading Companies & Distributors — 0.2%
43	Fastenal Co.	2,363
16	W.W. Grainger, Inc.	4,315

		6,678

	Water Utilities — 0.8%
306	American Water Works Co., Inc.	25,450

	Total Common Stocks (Identified Cost $1,957,285)	2,454,127

Affiliated Mutual Funds — 18.4%
12,256	Loomis Sayles Inflation Protected Securities Fund, Class N	127,462
11,371	Loomis Sayles Limited Term Government and Agency Fund, Class N	127,580

See accompanying notes to financial statements.

45  |

Portfolio of Investments – as of January 31, 2018

Natixis Sustainable Future 2035 Fund – (continued)

Shares	Description	Value (†)
Affiliated Mutual Funds — continued
32,093	Mirova Global Green Bond Fund, Class N	$317,400

	Total Affiliated Mutual Funds (Identified Cost $579,460)	572,442

	Total Investments — 97.3% (Identified Cost $2,536,745)	3,026,569
	Other assets less liabilities — 2.7%	85,152

	Net Assets — 100.0%	$3,111,721

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
REITs	Real Estate Investment Trusts

Industry Summary at January 31, 2018

Affiliated Mutual Funds	18.4%
Internet Software & Services	7.1
Insurance	5.7
Chemicals	5.5
IT Services	5.1
Banks	4.9
Health Care Equipment & Supplies	4.5
Pharmaceuticals	3.4
Software	3.3
Electrical Equipment	3.2
Life Sciences Tools & Services	2.9
Auto Components	2.4
Automobiles	2.3
Industrial Conglomerates	2.2
Internet & Direct Marketing Retail	2.0
Other Investments, less than 2% each	24.4

Total Investments	97.3
Other assets less liabilities	2.7

Net Assets	100.0%

Asset Allocation Summary at January 31, 2018

Equity	78.9%
Fixed Income	18.4

Total Investments	97.3
Other assets less liabilities	2.7

Net Assets	100.0%

See accompanying notes to financial statements.

|  46

Portfolio of Investments – as of January 31, 2018

Natixis Sustainable Future 2040 Fund

Shares	Description	Value (†)
Common Stocks — 85.2% of Net Assets
	Aerospace & Defense — 0.1%
93	Arconic, Inc.	$2,796

	Air Freight & Logistics — 0.1%
26	United Parcel Service, Inc., Class B	3,310

	Auto Components — 2.6%
449	Aptiv PLC	42,601
149	Delphi Technologies PLC(a)	8,229
12	Goodyear Tire & Rubber Co. (The)	418
734	Valeo S.A., Sponsored ADR	28,964

		80,212

	Automobiles — 2.5%
1,268	Byd Co. Ltd., ADR	23,940
228	Ford Motor Co.	2,501
358	Toyota Motor Corp., Sponsored ADR	49,375

		75,816

	Banks — 5.3%
510	Bank of America Corp.	16,320
162	Citigroup, Inc.	12,714
93	Citizens Financial Group, Inc.	4,269
190	Huntington Bancshares, Inc.	3,074
1,382	KBC Group NV, Sponsored ADR	66,792
224	KeyCorp	4,794
587	People’s United Financial, Inc.	11,546
174	Signature Bank(a)	26,796
23	U.S. Bancorp	1,314
171	Wells Fargo & Co.	11,248
101	Zions Bancorporation	5,457

		164,324

	Beverages — 0.8%
67	Brown-Forman Corp., Class B	4,643
196	Coca-Cola Co. (The)	9,328
19	Molson Coors Brewing Co., Class B	1,596
24	Monster Beverage Corp.(a)	1,637
62	PepsiCo, Inc.	7,459

		24,663

	Biotechnology — 0.8%
18	AbbVie, Inc.	2,020
14	Amgen, Inc.	2,605
247	Gilead Sciences, Inc.	20,698

		25,323

	Building Products — 2.1%
760	A.O. Smith Corp.	50,753
43	Fortune Brands Home & Security, Inc.	3,050
280	Johnson Controls International PLC	10,956

		64,759

	Capital Markets — 2.0%
9	Affiliated Managers Group, Inc.	1,797
15	Ameriprise Financial, Inc.	2,530
140	Bank of New York Mellon Corp. (The)	7,938
14	BlackRock, Inc.	7,865
26	Charles Schwab Corp. (The)	1,387
27	CME Group, Inc.	4,144
111	Franklin Resources, Inc.	4,708
42	Goldman Sachs Group, Inc. (The)	11,251
18	Intercontinental Exchange, Inc.	1,329
44	Invesco Ltd.	1,590
11	Legg Mason, Inc.	469
9	Moody’s Corp.	1,456
21	Nasdaq, Inc.	1,699
62	Northern Trust Corp.	6,534
	Capital Markets — continued
8	S&P Global, Inc.	1,449
51	State Street Corp.	5,619

		61,765

	Chemicals — 5.9%
16	Air Products & Chemicals, Inc.	2,694
5	Albemarle Corp.	558
548	Chr. Hansen Holding AS, Sponsored ADR	24,145
473	Ecolab, Inc.	65,123
122	International Flavors & Fragrances, Inc.	18,336
288	Novozymes AS, Sponsored ADR	16,004
65	Praxair, Inc.	10,497
2,188	Symrise AG, Sponsored ADR	45,751

		183,108

	Commercial Services & Supplies — 0.0%
12	Stericycle, Inc.(a)	904

	Communications Equipment — 0.6%
387	Cisco Systems, Inc.	16,076
15	Motorola Solutions, Inc.	1,492

		17,568

	Construction & Engineering — 0.1%
37	Fluor Corp.	2,246

	Consumer Finance — 0.3%
46	American Express Co.	4,572
37	Discover Financial Services	2,953
38	Navient Corp.	541
51	Synchrony Financial	2,024

		10,090

	Containers & Packaging — 0.2%
92	Ball Corp.	3,522
60	International Paper Co.	3,771

		7,293

	Distributors — 0.2%
47	Genuine Parts Co.	4,891

	Diversified Consumer Services — 0.0%
18	H&R Block, Inc.	478

	Diversified Telecommunication Services — 1.7%
455	AT&T, Inc.	17,040
1,340	Deutsche Telekom AG, Sponsored ADR	23,504
246	Verizon Communications, Inc.	13,301

		53,845

	Electric Utilities — 1.5%
25	Eversource Energy	1,577
285	NextEra Energy, Inc.	45,150
18	Xcel Energy, Inc.	821

		47,548

	Electrical Equipment — 3.4%
198	Acuity Brands, Inc.	30,579
650	Eaton Corp. PLC	54,580
938	Vestas Wind Systems AS, Sponsored ADR	21,307

		106,466

	Electronic Equipment, Instruments & Components — 0.1%
19	TE Connectivity Ltd.	1,948

	Food & Staples Retailing — 0.4%
71	CVS Health Corp.	5,587
24	Kroger Co. (The)	729
114	Sysco Corp.	7,167

		13,483

See accompanying notes to financial statements.

47  |

Portfolio of Investments – as of January 31, 2018

Natixis Sustainable Future 2040 Fund – (continued)

Shares	Description	Value (†)
	Food Products — 0.8%
85	Campbell Soup Co.	$3,957
64	Conagra Brands, Inc.	2,432
30	General Mills, Inc.	1,755
28	Hershey Co. (The)	3,089
20	Hormel Foods Corp.	687
15	J.M. Smucker Co. (The)	1,903
41	Kellogg Co.	2,792
38	Kraft Heinz Co. (The)	2,979
107	Mondelez International, Inc., Class A	4,751

		24,345

	Health Care Equipment & Supplies — 4.9%
28	Abbott Laboratories	1,740
64	Baxter International, Inc.	4,610
1,634	Coloplast AS, Sponsored ADR	14,453
642	Danaher Corp.	65,022
19	DENTSPLY SIRONA, Inc.	1,155
815	Essilor International Cie Generale d’Optique S.A., Sponsored ADR	58,012
61	Medtronic PLC	5,239

		150,231

	Health Care Providers & Services — 1.6%
12	Aetna, Inc.	2,242
5	AmerisourceBergen Corp.	498
26	Anthem, Inc.	6,444
5	Cardinal Health, Inc.	359
7	Cigna Corp.	1,458
29	DaVita, Inc.(a)	2,263
7	Envision Healthcare Corp.(a)	252
43	Express Scripts Holding Co.(a)	3,405
972	Fresenius SE & Co. KGaA, Sponsored ADR	21,345
26	HCA Healthcare, Inc.(a)	2,630
5	Humana, Inc.	1,409
2	Laboratory Corp. of America Holdings(a)	349
16	McKesson Corp.	2,702
12	Quest Diagnostics, Inc.	1,270
16	UnitedHealth Group, Inc.	3,789
3	Universal Health Services, Inc., Class B	365

		50,780

	Home Construction — 0.5%
350	Geberit AG, ADR	16,331

	Hotels, Restaurants & Leisure — 0.5%
11	Carnival Corp.	788
101	Hilton Worldwide Holdings, Inc.	8,650
21	McDonald’s Corp.	3,594
26	Starbucks Corp.	1,477

		14,509

	Household Durables — 1.1%
9	Lennar Corp., Class A	564
1,793	Sekisui House Ltd., Sponsored ADR	33,063

		33,627

	Household Products — 0.6%
9	Church & Dwight Co., Inc.	440
13	Clorox Co. (The)	1,842
63	Colgate-Palmolive Co.	4,677
131	Procter & Gamble Co. (The)	11,310

		18,269

	Independent Power & Renewable Electricity Producers — 0.3%
92	Ormat Technologies, Inc.	6,447
148	Pattern Energy Group, Inc.	3,052

		9,499

	Industrial Conglomerates — 2.4%
30	3M Co.	7,515
401	General Electric Co.	6,484
212	Roper Technologies, Inc.	59,485

		73,484

	Industrial Other — 0.0%
31	Iron Mountain, Inc.	1,086

	Insurance — 6.1%
35	Aflac, Inc.	3,087
1,638	AIA Group Ltd., Sponsored ADR	56,249
897	Allianz SE, Sponsored ADR	22,712
11	Allstate Corp. (The)	1,087
74	Hartford Financial Services Group, Inc. (The)	4,348
1,616	Legal & General Group PLC, Sponsored ADR	31,544
11	Lincoln National Corp.	911
130	MetLife, Inc.	6,249
66	Prudential Financial, Inc.	7,842
803	Prudential PLC, Sponsored ADR	43,467
95	Torchmark Corp.	8,631
65	Unum Group	3,457

		189,584

	Internet & Direct Marketing Retail — 2.1%
41	Amazon.com, Inc.(a)	59,487
7	Netflix, Inc.(a)	1,892
1	Priceline Group, Inc. (The)(a)	1,912
8	TripAdvisor, Inc.(a)	277

		63,568

	Internet Software & Services — 7.7%
8	Akamai Technologies, Inc.(a)	536
90	Alphabet, Inc., Class A(a)	106,400
2	Alphabet, Inc., Class C(a)	2,340
354	Facebook, Inc., Class A(a)	66,159
1,046	Tencent Holdings Ltd., ADR	61,892

		237,327

	IT Services — 5.4%
8	Accenture PLC, Class A	1,286
25	Cognizant Technology Solutions Corp., Class A	1,949
20	CSRA, Inc.	666
50	International Business Machines Corp.	8,185
581	MasterCard, Inc., Class A	98,189
25	PayPal Holdings, Inc.(a)	2,133
436	Visa, Inc., Class A	54,164
59	Western Union Co. (The)	1,227

		167,799

	Life Sciences Tools & Services — 3.1%
21	Agilent Technologies, Inc.	1,542
45	Illumina, Inc.(a)	10,469
381	Thermo Fisher Scientific, Inc.	85,386

		97,397

	Machinery — 1.6%
63	Caterpillar, Inc.	10,255
4	Cummins, Inc.	752
61	Deere & Co.	10,152
44	Flowserve Corp.	1,994
18	Parker Hannifin Corp.	3,626
231	Watts Water Technologies, Inc., Series A	18,422
54	Xylem, Inc.	3,902

		49,103

	Media — 0.7%
43	CBS Corp., Class B	2,477
17	Interpublic Group of Cos., Inc. (The)	372

See accompanying notes to financial statements.

|  48

Portfolio of Investments – as of January 31, 2018

Natixis Sustainable Future 2040 Fund – (continued)

Shares	Description	Value (†)
	Media — continued
62	News Corp., Class A	$1,061
5	Omnicom Group, Inc.	383
36	Time Warner, Inc.	3,433
115	Twenty-First Century Fox, Inc., Class A	4,244
35	Twenty-First Century Fox, Inc., Class B	1,277
87	Walt Disney Co. (The)	9,454

		22,701

	Metals & Mining — 0.2%
171	Newmont Mining Corp.	6,927

	Multiline Retail — 0.1%
17	Kohl’s Corp.	1,101
28	Target Corp.	2,106

		3,207

	Personal Products — 1.1%
12	Estee Lauder Cos., Inc. (The), Class A	1,620
584	Unilever NV	33,574

		35,194

	Pharmaceuticals — 3.7%
24	Allergan PLC	4,326
75	Bristol-Myers Squibb Co.	4,695
47	Eli Lilly & Co.	3,828
113	Johnson & Johnson	15,615
120	Merck & Co., Inc.	7,110
70	Mylan NV(a)	3,000
1,158	Novo Nordisk AS, Sponsored ADR	64,269
289	Pfizer, Inc.	10,705

		113,548

	Professional Services — 0.2%
39	IHS Markit Ltd.(a)	1,861
41	Nielsen Holdings PLC	1,534
19	Verisk Analytics, Inc.(a)	1,901

		5,296

	Real Estate Management & Development — 0.0%
32	CBRE Group, Inc., Class A(a)	1,462

	REITs – Apartments — 0.2%
6	AvalonBay Communities, Inc.	1,022
48	Equity Residential	2,957
8	Essex Property Trust, Inc.	1,864
4	Mid-America Apartment Communities, Inc.	382

		6,225

	REITs – Diversified — 0.7%
107	Crown Castle International Corp.	12,067
16	Digital Realty Trust, Inc.	1,791
3	Equinix, Inc.	1,366
21	Vornado Realty Trust	1,505
97	Weyerhaeuser Co.	3,641

		20,370

	REITs – Health Care — 0.1%
44	HCP, Inc.	1,059
35	Ventas, Inc.	1,959

		3,018

	REITs – Hotels — 0.0%
72	Host Hotels & Resorts, Inc.	1,495

	REITs – Office Property — 0.1%
16	Boston Properties, Inc.	1,979

	REITs – Regional Malls — 0.1%
7	Macerich Co. (The)	452
14	Simon Property Group, Inc.	2,287

		2,739

	REITs – Single Tenant — 0.0%
8	Realty Income Corp.	426

	REITs – Storage — 0.1%
17	Public Storage	3,328

	Road & Rail — 0.6%
1	CSX Corp.	57
34	Kansas City Southern	3,846
45	Norfolk Southern Corp.	6,790
61	Union Pacific Corp.	8,143

		18,836

	Semiconductors & Semiconductor Equipment — 1.4%
58	Advanced Micro Devices, Inc.(a)	797
112	ASML Holding NV, (Registered)	22,731
39	First Solar, Inc.(a)	2,620
220	Intel Corp.	10,591
10	NVIDIA Corp.	2,458
22	QUALCOMM, Inc.	1,501
13	Texas Instruments, Inc.	1,426
7	Xilinx, Inc.	511

		42,635

	Software — 3.6%
9	Autodesk, Inc.(a)	1,041
170	Ellie Mae, Inc.(a)	15,895
899	Microsoft Corp.	85,414
145	Oracle Corp.	7,481
11	Symantec Corp.	299

		110,130

	Specialty Retail — 0.3%
16	Best Buy Co., Inc.	1,169
23	Gap, Inc. (The)	764
23	Home Depot, Inc. (The)	4,621
16	Lowe’s Cos., Inc.	1,676
8	Tiffany & Co.	853

		9,083

	Technology Hardware, Storage & Peripherals — 0.4%
41	Apple, Inc.	6,865
26	NetApp, Inc.	1,599
8	Seagate Technology PLC	442
26	Western Digital Corp.	2,313
38	Xerox Corp.	1,297

		12,516

	Textiles, Apparel & Luxury Goods — 1.0%
2,815	Cie Financiere Richemont S.A., Sponsored ADR	26,855
43	Hanesbrands, Inc.	934
59	NIKE, Inc., Class B	4,025
8	VF Corp.	649

		32,463

	Trading Companies & Distributors — 0.3%
48	Fastenal Co.	2,638
19	W.W. Grainger, Inc.	5,124

		7,762

	Water Utilities — 0.9%
330	American Water Works Co., Inc.	27,446

	Total Common Stocks (Identified Cost $2,103,517)	2,638,561

Affiliated Mutual Funds — 12.5%
12,401	Loomis Sayles Inflation Protected Securities Fund, Class N	128,974

See accompanying notes to financial statements.

49  |

Portfolio of Investments – as of January 31, 2018

Natixis Sustainable Future 2040 Fund – (continued)

Shares	Description	Value (†)
Affiliated Mutual Funds — continued
5,772	Loomis Sayles Limited Term Government and Agency Fund, Class N	$64,759
19,517	Mirova Global Green Bond Fund, Class N	193,027

	Total Affiliated Mutual Funds (Identified Cost $390,980)	386,760

	Total Investments — 97.7% (Identified Cost $2,494,497)	3,025,321
	Other assets less liabilities — 2.3%	70,196

	Net Assets — 100.0%	$3,095,517

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
REITs	Real Estate Investment Trusts

Industry Summary at January 31, 2018

Affiliated Mutual Funds	12.5%
Internet Software & Services	7.7
Insurance	6.1
Chemicals	5.9
IT Services	5.4
Banks	5.3
Health Care Equipment & Supplies	4.9
Pharmaceuticals	3.7
Software	3.6
Electrical Equipment	3.4
Life Sciences Tools & Services	3.1
Auto Components	2.6
Automobiles	2.5
Industrial Conglomerates	2.4
Building Products	2.1
Internet & Direct Marketing Retail	2.1
Capital Markets	2.0
Other Investments, less than 2% each	22.4

Total Investments	97.7
Other assets less liabilities	2.3

Net Assets	100.0%

Asset Allocation Summary at January 31, 2018

Equity	85.2%
Fixed Income	12.5

Total Investments	97.7
Other assets less liabilities	2.3

Net Assets	100.0%

See accompanying notes to financial statements.

|  50

Portfolio of Investments – as of January 31, 2018

Natixis Sustainable Future 2045 Fund

Shares	Description	Value (†)
Common Stocks — 88.6% of Net Assets
	Aerospace & Defense — 0.1%
70	Arconic, Inc.	$2,104

	Air Freight & Logistics — 0.1%
20	United Parcel Service, Inc., Class B	2,546

	Auto Components — 2.8%
396	Aptiv PLC	37,573
132	Delphi Technologies PLC(a)	7,290
10	Goodyear Tire & Rubber Co. (The)	348
651	Valeo S.A., Sponsored ADR	25,688

		70,899

	Automobiles — 2.6%
1,151	Byd Co. Ltd., ADR	21,731
193	Ford Motor Co.	2,117
315	Toyota Motor Corp., Sponsored ADR	43,445

		67,293

	Banks — 5.4%
395	Bank of America Corp.	12,640
122	Citigroup, Inc.	9,575
74	Citizens Financial Group, Inc.	3,397
153	Huntington Bancshares, Inc.	2,476
1,253	KBC Group NV, Sponsored ADR	60,557
180	KeyCorp	3,852
461	People’s United Financial, Inc.	9,068
151	Signature Bank(a)	23,254
18	U.S. Bancorp	1,028
135	Wells Fargo & Co.	8,880
84	Zions Bancorporation	4,538

		139,265

	Beverages — 0.8%
51	Brown-Forman Corp., Class B	3,534
157	Coca-Cola Co. (The)	7,472
16	Molson Coors Brewing Co., Class B	1,345
23	Monster Beverage Corp.(a)	1,569
47	PepsiCo, Inc.	5,654

		19,574

	Biotechnology — 0.9%
13	AbbVie, Inc.	1,459
11	Amgen, Inc.	2,047
223	Gilead Sciences, Inc.	18,687

		22,193

	Building Products — 2.2%
668	A.O. Smith Corp.	44,609
37	Fortune Brands Home & Security, Inc.	2,624
221	Johnson Controls International PLC	8,648

		55,881

	Capital Markets — 1.9%
7	Affiliated Managers Group, Inc.	1,397
12	Ameriprise Financial, Inc.	2,024
113	Bank of New York Mellon Corp. (The)	6,407
11	BlackRock, Inc.	6,180
25	Charles Schwab Corp. (The)	1,334
22	CME Group, Inc.	3,377
85	Franklin Resources, Inc.	3,605
32	Goldman Sachs Group, Inc. (The)	8,572
17	Intercontinental Exchange, Inc.	1,255
33	Invesco Ltd.	1,192
11	Legg Mason, Inc.	469
7	Moody’s Corp.	1,133
18	Nasdaq, Inc.	1,456
54	Northern Trust Corp.	5,691
	Capital Markets — continued
6	S&P Global, Inc.	1,087
45	State Street Corp.	4,958

		50,137

	Chemicals — 6.1%
13	Air Products & Chemicals, Inc.	2,189
4	Albemarle Corp.	446
486	Chr. Hansen Holding AS, Sponsored ADR	21,413
408	Ecolab, Inc.	56,174
101	International Flavors & Fragrances, Inc.	15,180
239	Novozymes AS, Sponsored ADR	13,281
49	Praxair, Inc.	7,913
1,907	Symrise AG, Sponsored ADR	39,876

		156,472

	Commercial Services & Supplies — 0.0%
10	Stericycle, Inc.(a)	754

	Communications Equipment — 0.6%
312	Cisco Systems, Inc.	12,960
13	Motorola Solutions, Inc.	1,293

		14,253

	Construction & Engineering — 0.1%
31	Fluor Corp.	1,882

	Consumer Finance — 0.3%
39	American Express Co.	3,877
29	Discover Financial Services	2,314
33	Navient Corp.	470
38	Synchrony Financial	1,508

		8,169

	Containers & Packaging — 0.2%
78	Ball Corp.	2,986
43	International Paper Co.	2,703

		5,689

	Distributors — 0.1%
36	Genuine Parts Co.	3,747

	Diversified Consumer Services — 0.0%
15	H&R Block, Inc.	398

	Diversified Telecommunication Services — 1.7%
360	AT&T, Inc.	13,482
1,188	Deutsche Telekom AG, Sponsored ADR	20,838
192	Verizon Communications, Inc.	10,381

		44,701

	Electric Utilities — 1.6%
20	Eversource Energy	1,262
247	NextEra Energy, Inc.	39,129
14	Xcel Energy, Inc.	639

		41,030

	Electrical Equipment — 3.6%
172	Acuity Brands, Inc.	26,564
563	Eaton Corp. PLC	47,275
826	Vestas Wind Systems AS, Sponsored ADR	18,762

		92,601

	Electronic Equipment, Instruments & Components — 0.1%
14	TE Connectivity Ltd.	1,435

	Food & Staples Retailing — 0.4%
57	CVS Health Corp.	4,485
18	Kroger Co. (The)	546
88	Sysco Corp.	5,533

		10,564

See accompanying notes to financial statements.

51  |

Portfolio of Investments – as of January 31, 2018

Natixis Sustainable Future 2045 Fund – (continued)

Shares	Description	Value (†)
	Food Products — 0.8%
66	Campbell Soup Co.	$3,072
54	Conagra Brands, Inc.	2,052
25	General Mills, Inc.	1,462
21	Hershey Co. (The)	2,317
16	Hormel Foods Corp.	549
15	J.M. Smucker Co. (The)	1,903
33	Kellogg Co.	2,248
27	Kraft Heinz Co. (The)	2,117
81	Mondelez International, Inc., Class A	3,597

		19,317

	Health Care Equipment & Supplies — 5.2%
27	Abbott Laboratories	1,678
48	Baxter International, Inc.	3,458
1,352	Coloplast AS, Sponsored ADR	11,959
579	Danaher Corp.	58,641
14	DENTSPLY SIRONA, Inc.	851
728	Essilor International Cie Generale d’Optique S.A., Sponsored ADR	51,819
52	Medtronic PLC	4,466

		132,872

	Health Care Providers & Services — 1.7%
9	Aetna, Inc.	1,681
4	AmerisourceBergen Corp.	399
22	Anthem, Inc.	5,453
4	Cardinal Health, Inc.	287
7	Cigna Corp.	1,458
25	DaVita, Inc.(a)	1,951
2	Envision Healthcare Corp.(a)	72
37	Express Scripts Holding Co.(a)	2,930
860	Fresenius SE & Co. KGaA, Sponsored ADR	18,886
22	HCA Healthcare, Inc.(a)	2,226
4	Humana, Inc.	1,127
2	Laboratory Corp. of America Holdings(a)	349
14	McKesson Corp.	2,364
10	Quest Diagnostics, Inc.	1,058
13	UnitedHealth Group, Inc.	3,078
2	Universal Health Services, Inc., Class B	243

		43,562

	Home Construction — 0.5%
290	Geberit AG, ADR	13,531

	Hotels, Restaurants & Leisure — 0.4%
9	Carnival Corp.	645
77	Hilton Worldwide Holdings, Inc.	6,595
17	McDonald’s Corp.	2,909
23	Starbucks Corp.	1,307

		11,456

	Household Durables — 1.2%
8	Lennar Corp., Class A	501
1,587	Sekisui House Ltd., Sponsored ADR	29,265

		29,766

	Household Products — 0.6%
7	Church & Dwight Co., Inc.	342
11	Clorox Co. (The)	1,559
47	Colgate-Palmolive Co.	3,489
102	Procter & Gamble Co. (The)	8,807

		14,197

	Independent Power & Renewable Electricity Producers — 0.3%
78	Ormat Technologies, Inc.	5,466
124	Pattern Energy Group, Inc.	2,557

		8,023

	Industrial Conglomerates — 2.5%
25	3M Co.	6,262
310	General Electric Co.	5,013
186	Roper Technologies, Inc.	52,190

		63,465

	Industrial Other — 0.0%
26	Iron Mountain, Inc.	911

	Insurance — 6.5%
28	Aflac, Inc.	2,470
1,485	AIA Group Ltd., Sponsored ADR	50,995
807	Allianz SE, Sponsored ADR	20,433
9	Allstate Corp. (The)	889
63	Hartford Financial Services Group, Inc. (The)	3,702
1,427	Legal & General Group PLC, Sponsored ADR	27,855
9	Lincoln National Corp.	745
95	MetLife, Inc.	4,567
51	Prudential Financial, Inc.	6,060
709	Prudential PLC, Sponsored ADR	38,378
75	Torchmark Corp.	6,814
55	Unum Group	2,925

		165,833

	Internet & Direct Marketing Retail — 2.2%
37	Amazon.com, Inc.(a)	53,683
7	Netflix, Inc.(a)	1,892
1	Priceline Group, Inc. (The)(a)	1,912
7	TripAdvisor, Inc.(a)	243

		57,730

	Internet Software & Services — 8.2%
6	Akamai Technologies, Inc.(a)	402
81	Alphabet, Inc., Class A(a)	95,760
2	Alphabet, Inc., Class C(a)	2,340
306	Facebook, Inc., Class A(a)	57,188
949	Tencent Holdings Ltd., ADR	56,152

		211,842

	IT Services — 5.8%
6	Accenture PLC, Class A	964
21	Cognizant Technology Solutions Corp., Class A	1,638
17	CSRA, Inc.	566
39	International Business Machines Corp.	6,384
525	MasterCard, Inc., Class A	88,725
20	PayPal Holdings, Inc.(a)	1,706
380	Visa, Inc., Class A	47,207
50	Western Union Co. (The)	1,040

		148,230

	Life Sciences Tools & Services — 3.4%
20	Agilent Technologies, Inc.	1,468
37	Illumina, Inc.(a)	8,608
343	Thermo Fisher Scientific, Inc.	76,870

		86,946

	Machinery — 1.6%
51	Caterpillar, Inc.	8,302
3	Cummins, Inc.	564
48	Deere & Co.	7,988
37	Flowserve Corp.	1,677
15	Parker Hannifin Corp.	3,021
201	Watts Water Technologies, Inc., Series A	16,030
43	Xylem, Inc.	3,107

		40,689

	Media — 0.7%
30	CBS Corp., Class B	1,728
14	Interpublic Group of Cos., Inc. (The)	306

See accompanying notes to financial statements.

|  52

Portfolio of Investments – as of January 31, 2018

Natixis Sustainable Future 2045 Fund – (continued)

Shares	Description	Value (†)
	Media — continued
52	News Corp., Class A	$890
4	Omnicom Group, Inc.	307
28	Time Warner, Inc.	2,670
79	Twenty-First Century Fox, Inc., Class A	2,915
33	Twenty-First Century Fox, Inc., Class B	1,204
72	Walt Disney Co. (The)	7,824

		17,844

	Metals & Mining — 0.2%
135	Newmont Mining Corp.	5,469

	Multiline Retail — 0.1%
14	Kohl’s Corp.	907
22	Target Corp.	1,655

		2,562

	Personal Products — 1.2%
10	Estee Lauder Cos., Inc. (The), Class A	1,350
517	Unilever NV	29,722

		31,072

	Pharmaceuticals — 3.8%
19	Allergan PLC	3,425
62	Bristol-Myers Squibb Co.	3,881
36	Eli Lilly & Co.	2,932
91	Johnson & Johnson	12,575
90	Merck & Co., Inc.	5,333
59	Mylan NV(a)	2,528
1,045	Novo Nordisk AS, Sponsored ADR	57,998
228	Pfizer, Inc.	8,445

		97,117

	Professional Services — 0.2%
30	IHS Markit Ltd.(a)	1,432
32	Nielsen Holdings PLC	1,197
14	Verisk Analytics, Inc.(a)	1,401

		4,030

	Real Estate Management & Development — 0.0%
28	CBRE Group, Inc., Class A(a)	1,279

	REITs – Apartments — 0.2%
6	AvalonBay Communities, Inc.	1,022
38	Equity Residential	2,341
7	Essex Property Trust, Inc.	1,631
4	Mid-America Apartment Communities, Inc.	382

		5,376

	REITs – Diversified — 0.6%
81	Crown Castle International Corp.	9,134
12	Digital Realty Trust, Inc.	1,343
3	Equinix, Inc.	1,366
18	Vornado Realty Trust	1,290
86	Weyerhaeuser Co.	3,229

		16,362

	REITs – Health Care — 0.1%
37	HCP, Inc.	891
30	Ventas, Inc.	1,679

		2,570

	REITs – Hotels — 0.0%
56	Host Hotels & Resorts, Inc.	1,163

	REITs – Office Property — 0.1%
15	Boston Properties, Inc.	1,856

	REITs – Regional Malls — 0.1%
2	Macerich Co. (The)	129
11	Simon Property Group, Inc.	1,797

		1,926

	REITs – Single Tenant — 0.0%
7	Realty Income Corp.	372

	REITs – Storage — 0.1%
12	Public Storage	2,349

	Road & Rail — 0.6%
1	CSX Corp.	57
27	Kansas City Southern	3,054
37	Norfolk Southern Corp.	5,583
51	Union Pacific Corp.	6,808

		15,502

	Semiconductors & Semiconductor Equipment — 1.4%
46	Advanced Micro Devices, Inc.(a)	632
102	ASML Holding NV, (Registered)	20,702
27	First Solar, Inc.(a)	1,814
183	Intel Corp.	8,810
8	NVIDIA Corp.	1,966
21	QUALCOMM, Inc.	1,433
13	Texas Instruments, Inc.	1,426
1	Xilinx, Inc.	73

		36,856

	Software — 3.8%
8	Autodesk, Inc.(a)	925
147	Ellie Mae, Inc.(a)	13,744
801	Microsoft Corp.	76,103
108	Oracle Corp.	5,572
9	Symantec Corp.	245

		96,589

	Specialty Retail — 0.3%
13	Best Buy Co., Inc.	950
18	Gap, Inc. (The)	598
19	Home Depot, Inc. (The)	3,817
14	Lowe’s Cos., Inc.	1,466
7	Tiffany & Co.	747

		7,578

	Technology Hardware, Storage & Peripherals — 0.4%
34	Apple, Inc.	5,693
25	NetApp, Inc.	1,537
7	Seagate Technology PLC	386
23	Western Digital Corp.	2,047
32	Xerox Corp.	1,092

		10,755

	Textiles, Apparel & Luxury Goods — 1.1%
2,500	Cie Financiere Richemont S.A., Sponsored ADR	23,850
15	Hanesbrands, Inc.	326
49	NIKE, Inc., Class B	3,343
7	VF Corp.	568

		28,087

	Trading Companies & Distributors — 0.2%
39	Fastenal Co.	2,143
15	W.W. Grainger, Inc.	4,045

		6,188

	Water Utilities — 0.9%
288	American Water Works Co., Inc.	23,953

	Total Common Stocks (Identified Cost $1,819,975)	2,276,812

Affiliated Mutual Funds — 8.5%
5,232	Loomis Sayles Inflation Protected Securities Fund, Class N	54,414

See accompanying notes to financial statements.

53  |

Portfolio of Investments – as of January 31, 2018

Natixis Sustainable Future 2045 Fund – (continued)

Shares	Description	Value (†)
Affiliated Mutual Funds — continued
4,854	Loomis Sayles Limited Term Government and Agency Fund, Class N	$54,464
10,958	Mirova Global Green Bond Fund, Class N	108,379

	Total Affiliated Mutual Funds (Identified Cost $219,988)	217,257

	Total Investments — 97.1% (Identified Cost $2,039,963)	2,494,069
	Other assets less liabilities — 2.9%	74,225

	Net Assets — 100.0%	$2,568,294

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
REITs	Real Estate Investment Trusts

Industry Summary at January 31, 2018

Affiliated Mutual Funds	8.5%
Internet Software & Services	8.2
Insurance	6.5
Chemicals	6.1
IT Services	5.8
Banks	5.4
Health Care Equipment & Supplies	5.2
Pharmaceuticals	3.8
Software	3.8
Electrical Equipment	3.6
Life Sciences Tools & Services	3.4
Auto Components	2.8
Automobiles	2.6
Industrial Conglomerates	2.5
Internet & Direct Marketing Retail	2.2
Building Products	2.2
Other Investments, less than 2% each	24.5

Total Investments	97.1
Other assets less liabilities	2.9

Net Assets	100.0%

Asset Allocation Summary at January 31, 2018

Equity	88.6%
Fixed Income	8.5

Total Investments	97.1
Other assets less liabilities	2.9

Net Assets	100.0%

See accompanying notes to financial statements.

|  54

Portfolio of Investments – as of January 31, 2018

Natixis Sustainable Future 2050 Fund

Shares	Description	Value (†)
Common Stocks — 91.1% of Net Assets
	Aerospace & Defense — 0.1%
71	Arconic, Inc.	$2,134

	Air Freight & Logistics — 0.1%
20	United Parcel Service, Inc., Class B	2,546

	Auto Components — 2.9%
409	Aptiv PLC	38,806
136	Delphi Technologies PLC(a)	7,512
10	Goodyear Tire & Rubber Co. (The)	348
672	Valeo S.A., Sponsored ADR	26,517

		73,183

	Automobiles — 2.7%
1,084	Byd Co. Ltd., ADR	20,466
193	Ford Motor Co.	2,117
325	Toyota Motor Corp., Sponsored ADR	44,824

		67,407

	Banks — 5.6%
392	Bank of America Corp.	12,544
121	Citigroup, Inc.	9,496
74	Citizens Financial Group, Inc.	3,397
153	Huntington Bancshares, Inc.	2,476
1,256	KBC Group NV, Sponsored ADR	60,702
180	KeyCorp	3,852
459	People’s United Financial, Inc.	9,029
156	Signature Bank(a)	24,024
18	U.S. Bancorp	1,028
130	Wells Fargo & Co.	8,551
85	Zions Bancorporation	4,593

		139,692

	Beverages — 0.7%
51	Brown-Forman Corp., Class B	3,534
150	Coca-Cola Co. (The)	7,139
16	Molson Coors Brewing Co., Class B	1,344
19	Monster Beverage Corp.(a)	1,297
44	PepsiCo, Inc.	5,293

		18,607

	Biotechnology — 0.8%
13	AbbVie, Inc.	1,459
11	Amgen, Inc.	2,046
212	Gilead Sciences, Inc.	17,766

		21,271

	Building Products — 2.3%
689	A.O. Smith Corp.	46,011
36	Fortune Brands Home & Security, Inc.	2,554
211	Johnson Controls International PLC	8,256

		56,821

	Capital Markets — 1.9%
7	Affiliated Managers Group, Inc.	1,397
10	Ameriprise Financial, Inc.	1,687
107	Bank of New York Mellon Corp. (The)	6,067
11	BlackRock, Inc.	6,180
21	Charles Schwab Corp. (The)	1,120
22	CME Group, Inc.	3,377
85	Franklin Resources, Inc.	3,605
32	Goldman Sachs Group, Inc. (The)	8,572
14	Intercontinental Exchange, Inc.	1,034
34	Invesco Ltd.	1,228
11	Legg Mason, Inc.	469
7	Moody’s Corp.	1,133
18	Nasdaq, Inc.	1,456
52	Northern Trust Corp.	5,480
	Capital Markets — continued
6	S&P Global, Inc.	1,087
45	State Street Corp.	4,958

		48,850

	Chemicals — 6.3%
14	Air Products & Chemicals, Inc.	2,357
4	Albemarle Corp.	446
469	Chr. Hansen Holding AS, Sponsored ADR	20,664
420	Ecolab, Inc.	57,826
104	International Flavors & Fragrances, Inc.	15,631
247	Novozymes AS, Sponsored ADR	13,726
46	Praxair, Inc.	7,429
1,968	Symrise AG, Sponsored ADR	41,151

		159,230

	Commercial Services & Supplies — 0.0%
10	Stericycle, Inc.(a)	754

	Communications Equipment — 0.6%
305	Cisco Systems, Inc.	12,670
13	Motorola Solutions, Inc.	1,293

		13,963

	Construction & Engineering — 0.1%
31	Fluor Corp.	1,882

	Consumer Finance — 0.3%
39	American Express Co.	3,877
29	Discover Financial Services	2,314
33	Navient Corp.	470
38	Synchrony Financial	1,508

		8,169

	Containers & Packaging — 0.2%
78	Ball Corp.	2,986
43	International Paper Co.	2,703

		5,689

	Distributors — 0.1%
36	Genuine Parts Co.	3,747

	Diversified Consumer Services — 0.0%
15	H&R Block, Inc.	398

	Diversified Telecommunication Services — 1.8%
358	AT&T, Inc.	13,407
1,212	Deutsche Telekom AG, Sponsored ADR	21,259
191	Verizon Communications, Inc.	10,327

		44,993

	Electric Utilities — 1.7%
20	Eversource Energy	1,262
255	NextEra Energy, Inc.	40,397
14	Xcel Energy, Inc.	639

		42,298

	Electrical Equipment — 3.8%
177	Acuity Brands, Inc.	27,336
579	Eaton Corp. PLC	48,618
853	Vestas Wind Systems AS, Sponsored ADR	19,376

		95,330

	Electronic Equipment, Instruments & Components — 0.1%
14	TE Connectivity Ltd.	1,435

	Food & Staples Retailing — 0.4%
56	CVS Health Corp.	4,407
18	Kroger Co. (The)	546
88	Sysco Corp.	5,533

		10,486

See accompanying notes to financial statements.

55  |

Portfolio of Investments – as of January 31, 2018

Natixis Sustainable Future 2050 Fund – (continued)

Shares	Description	Value (†)
	Food Products — 0.8%
65	Campbell Soup Co.	$3,026
54	Conagra Brands, Inc.	2,052
25	General Mills, Inc.	1,462
21	Hershey Co. (The)	2,317
16	Hormel Foods Corp.	549
12	J.M. Smucker Co. (The)	1,523
33	Kellogg Co.	2,248
27	Kraft Heinz Co. (The)	2,116
82	Mondelez International, Inc., Class A	3,641

		18,934

	Health Care Equipment & Supplies — 5.3%
23	Abbott Laboratories	1,430
48	Baxter International, Inc.	3,457
1,397	Coloplast AS, Sponsored ADR	12,357
577	Danaher Corp.	58,439
14	DENTSPLY SIRONA, Inc.	851
730	Essilor International Cie Generale d’Optique S.A., Sponsored ADR	51,961
48	Medtronic PLC	4,123

		132,618

	Health Care Providers & Services — 1.7%
9	Aetna, Inc.	1,681
4	AmerisourceBergen Corp.	399
19	Anthem, Inc.	4,709
4	Cardinal Health, Inc.	287
6	Cigna Corp.	1,250
25	DaVita, Inc.(a)	1,951
2	Envision Healthcare Corp.(a)	72
37	Express Scripts Holding Co.(a)	2,930
870	Fresenius SE & Co. KGaA, Sponsored ADR	19,105
22	HCA Healthcare, Inc.(a)	2,226
4	Humana, Inc.	1,127
2	Laboratory Corp. of America Holdings(a)	349
12	McKesson Corp.	2,027
10	Quest Diagnostics, Inc.	1,058
13	UnitedHealth Group, Inc.	3,078
2	Universal Health Services, Inc., Class B	243

		42,492

	Home Construction — 0.6%
300	Geberit AG, ADR	13,998

	Hotels, Restaurants & Leisure — 0.4%
9	Carnival Corp.	645
77	Hilton Worldwide Holdings, Inc.	6,595
17	McDonald’s Corp.	2,909
19	Starbucks Corp.	1,079

		11,228

	Household Durables — 1.2%
8	Lennar Corp., Class A	501
1,629	Sekisui House Ltd., Sponsored ADR	30,039

		30,540

	Household Products — 0.6%
7	Church & Dwight Co., Inc.	342
11	Clorox Co. (The)	1,559
48	Colgate-Palmolive Co.	3,563
98	Procter & Gamble Co. (The)	8,461

		13,925

	Independent Power & Renewable Electricity Producers — 0.3%
68	Ormat Technologies, Inc.	4,765
124	Pattern Energy Group, Inc.	2,557

		7,322

	Industrial Conglomerates — 2.6%
25	3M Co.	6,263
308	General Electric Co.	4,980
190	Roper Technologies, Inc.	53,312

		64,555

	Industrial Other — 0.0%
26	Iron Mountain, Inc.	911

	Insurance — 6.7%
28	Aflac, Inc.	2,470
1,488	AIA Group Ltd., Sponsored ADR	51,098
823	Allianz SE, Sponsored ADR	20,838
9	Allstate Corp. (The)	889
63	Hartford Financial Services Group, Inc. (The)	3,702
1,468	Legal & General Group PLC, Sponsored ADR	28,655
9	Lincoln National Corp.	745
95	MetLife, Inc.	4,567
49	Prudential Financial, Inc.	5,822
722	Prudential PLC, Sponsored ADR	39,082
75	Torchmark Corp.	6,814
55	Unum Group	2,925

		167,607

	Internet & Direct Marketing Retail — 2.3%
38	Amazon.com, Inc.(a)	55,134
6	Netflix, Inc.(a)	1,622
1	Priceline Group, Inc. (The)(a)	1,912
7	TripAdvisor, Inc.(a)	242

		58,910

	Internet Software & Services — 8.5%
6	Akamai Technologies, Inc.(a)	402
81	Alphabet, Inc., Class A(a)	95,760
2	Alphabet, Inc., Class C(a)	2,340
315	Facebook, Inc., Class A(a)	58,870
950	Tencent Holdings Ltd., ADR	56,211

		213,583

	IT Services — 5.9%
6	Accenture PLC, Class A	964
20	Cognizant Technology Solutions Corp., Class A	1,560
17	CSRA, Inc.	566
37	International Business Machines Corp.	6,057
521	MasterCard, Inc., Class A	88,049
20	PayPal Holdings, Inc.(a)	1,706
392	Visa, Inc., Class A	48,698
50	Western Union Co. (The)	1,039

		148,639

	Life Sciences Tools & Services — 3.5%
17	Agilent Technologies, Inc.	1,248
38	Illumina, Inc.(a)	8,840
343	Thermo Fisher Scientific, Inc.	76,870

		86,958

	Machinery — 1.6%
48	Caterpillar, Inc.	7,814
3	Cummins, Inc.	564
46	Deere & Co.	7,655
37	Flowserve Corp.	1,677
15	Parker Hannifin Corp.	3,021
207	Watts Water Technologies, Inc., Series A	16,508
43	Xylem, Inc.	3,107

		40,346

	Media — 0.7%
31	CBS Corp., Class B	1,786
14	Interpublic Group of Cos., Inc. (The)	306

See accompanying notes to financial statements.

|  56

Portfolio of Investments – as of January 31, 2018

Natixis Sustainable Future 2050 Fund – (continued)

Shares	Description	Value (†)
	Media — continued
52	News Corp., Class A	$890
4	Omnicom Group, Inc.	307
28	Time Warner, Inc.	2,670
33	Twenty-First Century Fox, Inc., Class B	1,204
80	Twenty-First Century Fox, Inc., Class A	2,952
70	Walt Disney Co. (The)	7,607

		17,722

	Metals & Mining — 0.2%
133	Newmont Mining Corp.	5,388

	Multiline Retail — 0.1%
14	Kohl’s Corp.	907
21	Target Corp.	1,579

		2,486

	Personal Products — 1.2%
9	Estee Lauder Cos., Inc. (The), Class A	1,214
526	Unilever NV	30,240

		31,454

	Pharmaceuticals — 3.9%
19	Allergan PLC	3,425
62	Bristol-Myers Squibb Co.	3,881
36	Eli Lilly & Co.	2,932
90	Johnson & Johnson	12,437
91	Merck & Co., Inc.	5,392
59	Mylan NV(a)	2,528
1,047	Novo Nordisk AS, Sponsored ADR	58,109
228	Pfizer, Inc.	8,445

		97,149

	Professional Services — 0.2%
30	IHS Markit Ltd.(a)	1,432
31	Nielsen Holdings PLC	1,160
14	Verisk Analytics, Inc.(a)	1,400

		3,992

	Real Estate Management & Development — 0.1%
28	CBRE Group, Inc., Class A(a)	1,279

	REITs – Apartments — 0.2%
6	AvalonBay Communities, Inc.	1,022
38	Equity Residential	2,341
7	Essex Property Trust, Inc.	1,631
4	Mid-America Apartment Communities, Inc.	382

		5,376

	REITs – Diversified — 0.6%
81	Crown Castle International Corp.	9,134
12	Digital Realty Trust, Inc.	1,344
2	Equinix, Inc.	910
18	Vornado Realty Trust	1,290
86	Weyerhaeuser Co.	3,229

		15,907

	REITs – Health Care — 0.1%
37	HCP, Inc.	891
30	Ventas, Inc.	1,679

		2,570

	REITs – Hotels — 0.0%
56	Host Hotels & Resorts, Inc.	1,163

	REITs – Office Property — 0.1%
15	Boston Properties, Inc.	1,856

	REITs – Regional Malls — 0.1%
3	Macerich Co. (The)	194
11	Simon Property Group, Inc.	1,797

		1,991

	REITs – Single Tenant — 0.0%
7	Realty Income Corp.	372

	REITs – Storage — 0.1%
12	Public Storage	2,349

	Road & Rail — 0.6%
1	CSX Corp.	57
24	Kansas City Southern	2,715
37	Norfolk Southern Corp.	5,583
49	Union Pacific Corp.	6,541

		14,896

	Semiconductors & Semiconductor Equipment — 1.5%
46	Advanced Micro Devices, Inc.(a)	632
104	ASML Holding NV, (Registered)	21,108
32	First Solar, Inc.(a)	2,150
183	Intel Corp.	8,810
9	NVIDIA Corp.	2,212
21	QUALCOMM, Inc.	1,433
11	Texas Instruments, Inc.	1,206
1	Xilinx, Inc.	73

		37,624

	Software — 3.9%
8	Autodesk, Inc.(a)	925
152	Ellie Mae, Inc.(a)	14,212
799	Microsoft Corp.	75,913
108	Oracle Corp.	5,572
9	Symantec Corp.	245

		96,867

	Specialty Retail — 0.3%
8	Best Buy Co., Inc.	584
17	Gap, Inc. (The)	565
19	Home Depot, Inc. (The)	3,817
14	Lowe’s Cos., Inc.	1,466
7	Tiffany & Co.	747

		7,179

	Technology Hardware, Storage & Peripherals — 0.4%
33	Apple, Inc.	5,525
21	NetApp, Inc.	1,292
7	Seagate Technology PLC	386
23	Western Digital Corp.	2,047
32	Xerox Corp.	1,092

		10,342

	Textiles, Apparel & Luxury Goods — 1.1%
2,582	Cie Financiere Richemont S.A., Sponsored ADR	24,632
15	Hanesbrands, Inc.	326
49	NIKE, Inc., Class B	3,343
7	VF Corp.	568

		28,869

	Trading Companies & Distributors — 0.2%
39	Fastenal Co.	2,144
14	W.W. Grainger, Inc.	3,775

		5,919

	Water Utilities — 1.0%
294	American Water Works Co., Inc.	24,452

	Total Common Stocks (Identified Cost $1,823,568)	2,288,653

Affiliated Mutual Funds — 6.6%
5,329	Loomis Sayles Inflation Protected Securities Fund, Class N	55,424
2,480	Loomis Sayles Limited Term Government and Agency Fund, Class N	27,829

See accompanying notes to financial statements.

57  |

Portfolio of Investments – as of January 31, 2018

Natixis Sustainable Future 2050 Fund – (continued)

Shares	Description	Value (†)
Affiliated Mutual Funds — continued
8,387	Mirova Global Green Bond Fund, Class N	$82,949

	Total Affiliated Mutual Funds (Identified Cost $168,031)	166,202

	Total Investments — 97.7% (Identified Cost $1,991,599)	2,454,855
	Other assets less liabilities — 2.3%	58,830

	Net Assets — 100.0%	$2,513,685

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
REITs	Real Estate Investment Trusts

Industry Summary at January 31, 2018

Internet Software & Services	8.5%
Insurance	6.7
Affiliated Mutual Funds	6.6
Chemicals	6.3
IT Services	5.9
Banks	5.6
Health Care Equipment & Supplies	5.3
Pharmaceuticals	3.9
Software	3.9
Electrical Equipment	3.8
Life Sciences Tools & Services	3.5
Auto Components	2.9
Automobiles	2.7
Industrial Conglomerates	2.6
Internet & Direct Marketing Retail	2.3
Building Products	2.3
Other Investments, less than 2% each	24.9

Total Investments	97.7
Other assets less liabilities	2.3

Net Assets	100.0%

Asset Allocation Summary at January 31, 2018

Equity	91.1%
Fixed Income	6.6

Total Investments	97.7
Other assets less liabilities	2.3

Net Assets	100.0%

See accompanying notes to financial statements.

|  58

Portfolio of Investments – as of January 31, 2018

Natixis Sustainable Future 2055 Fund

Shares	Description	Value (†)
Common Stocks — 90.5% of Net Assets
	Aerospace & Defense — 0.1%
71	Arconic, Inc.	$2,134

	Air Freight & Logistics — 0.1%
20	United Parcel Service, Inc., Class B	2,546

	Auto Components — 2.8%
410	Aptiv PLC	38,901
136	Delphi Technologies PLC(a)	7,511
10	Goodyear Tire & Rubber Co. (The)	348
627	Valeo S.A., Sponsored ADR	24,742

		71,502

	Automobiles — 2.7%
1,174	Byd Co. Ltd., ADR	22,165
193	Ford Motor Co.	2,117
326	Toyota Motor Corp., Sponsored ADR	44,962

		69,244

	Banks — 5.5%
393	Bank of America Corp.	12,576
121	Citigroup, Inc.	9,496
74	Citizens Financial Group, Inc.	3,397
152	Huntington Bancshares, Inc.	2,459
1,261	KBC Group NV, Sponsored ADR	60,944
179	KeyCorp	3,831
459	People’s United Financial, Inc.	9,029
156	Signature Bank(a)	24,024
18	U.S. Bancorp	1,028
130	Wells Fargo & Co.	8,551
85	Zions Bancorporation	4,593

		139,928

	Beverages — 0.7%
50	Brown-Forman Corp., Class B	3,465
156	Coca-Cola Co. (The)	7,424
16	Molson Coors Brewing Co., Class B	1,344
19	Monster Beverage Corp.(a)	1,297
44	PepsiCo, Inc.	5,293

		18,823

	Biotechnology — 0.8%
13	AbbVie, Inc.	1,459
11	Amgen, Inc.	2,046
212	Gilead Sciences, Inc.	17,766

		21,271

	Building Products — 2.3%
692	A.O. Smith Corp.	46,212
36	Fortune Brands Home & Security, Inc.	2,553
220	Johnson Controls International PLC	8,609

		57,374

	Capital Markets — 2.0%
7	Affiliated Managers Group, Inc.	1,397
10	Ameriprise Financial, Inc.	1,687
106	Bank of New York Mellon Corp. (The)	6,010
11	BlackRock, Inc.	6,180
25	Charles Schwab Corp. (The)	1,333
22	CME Group, Inc.	3,377
84	Franklin Resources, Inc.	3,562
32	Goldman Sachs Group, Inc. (The)	8,572
17	Intercontinental Exchange, Inc.	1,255
39	Invesco Ltd.	1,409
11	Legg Mason, Inc.	469
7	Moody’s Corp.	1,133
18	Nasdaq, Inc.	1,456
53	Northern Trust Corp.	5,586
	Capital Markets — continued
6	S&P Global, Inc.	$1,087
45	State Street Corp.	4,958

		49,471

	Chemicals — 6.3%
14	Air Products & Chemicals, Inc.	2,357
4	Albemarle Corp.	446
469	Chr. Hansen Holding AS, Sponsored ADR	20,664
420	Ecolab, Inc.	57,826
104	International Flavors & Fragrances, Inc.	15,631
247	Novozymes AS, Sponsored ADR	13,726
49	Praxair, Inc.	7,913
1,977	Symrise AG, Sponsored ADR	41,339

		159,902

	Commercial Services & Supplies — 0.0%
10	Stericycle, Inc.(a)	754

	Communications Equipment — 0.6%
305	Cisco Systems, Inc.	12,670
13	Motorola Solutions, Inc.	1,293

		13,963

	Construction & Engineering — 0.1%
31	Fluor Corp.	1,882

	Consumer Finance — 0.3%
39	American Express Co.	3,877
29	Discover Financial Services	2,314
33	Navient Corp.	470
38	Synchrony Financial	1,508

		8,169

	Containers & Packaging — 0.2%
78	Ball Corp.	2,986
42	International Paper Co.	2,640

		5,626

	Distributors — 0.2%
36	Genuine Parts Co.	3,747

	Diversified Consumer Services — 0.0%
15	H&R Block, Inc.	398

	Diversified Telecommunication Services — 1.7%
358	AT&T, Inc.	13,407
1,146	Deutsche Telekom AG, Sponsored ADR	20,101
191	Verizon Communications, Inc.	10,327

		43,835

	Electric Utilities — 1.7%
20	Eversource Energy	1,262
255	NextEra Energy, Inc.	40,397
14	Xcel Energy, Inc.	639

		42,298

	Electrical Equipment — 3.7%
177	Acuity Brands, Inc.	27,336
579	Eaton Corp. PLC	48,619
802	Vestas Wind Systems AS, Sponsored ADR	18,217

		94,172

	Electronic Equipment, Instruments & Components — 0.1%
14	TE Connectivity Ltd.	1,435

	Food & Staples Retailing — 0.4%
56	CVS Health Corp.	4,407
18	Kroger Co. (The)	546
88	Sysco Corp.	5,533

		10,486

See accompanying notes to financial statements.

59  |

Portfolio of Investments – as of January 31, 2018

Natixis Sustainable Future 2055 Fund – (continued)

Shares	Description	Value (†)
	Food Products — 0.8%
66	Campbell Soup Co.	$3,072
54	Conagra Brands, Inc.	2,052
25	General Mills, Inc.	1,462
21	Hershey Co. (The)	2,317
15	Hormel Foods Corp.	515
12	J.M. Smucker Co. (The)	1,523
33	Kellogg Co.	2,248
27	Kraft Heinz Co. (The)	2,117
81	Mondelez International, Inc., Class A	3,596

		18,902

	Health Care Equipment & Supplies — 5.3%
27	Abbott Laboratories	1,678
48	Baxter International, Inc.	3,457
1,397	Coloplast AS, Sponsored ADR	12,357
579	Danaher Corp.	58,641
14	DENTSPLY SIRONA, Inc.	851
733	Essilor International Cie Generale d’Optique S.A., Sponsored ADR	52,175
50	Medtronic PLC	4,295

		133,454

	Health Care Providers & Services — 1.7%
9	Aetna, Inc.	1,681
4	AmerisourceBergen Corp.	399
22	Anthem, Inc.	5,453
4	Cardinal Health, Inc.	287
7	Cigna Corp.	1,459
25	DaVita, Inc.(a)	1,951
5	Envision Healthcare Corp.(a)	180
37	Express Scripts Holding Co.(a)	2,930
871	Fresenius SE & Co. KGaA, Sponsored ADR	19,127
22	HCA Healthcare, Inc.(a)	2,226
4	Humana, Inc.	1,127
2	Laboratory Corp. of America Holdings(a)	349
14	McKesson Corp.	2,364
10	Quest Diagnostics, Inc.	1,058
13	UnitedHealth Group, Inc.	3,078
2	Universal Health Services, Inc., Class B	243

		43,912

	Home Construction — 0.6%
300	Geberit AG, ADR	13,998

	Hotels, Restaurants & Leisure — 0.4%
9	Carnival Corp.	645
77	Hilton Worldwide Holdings, Inc.	6,595
17	McDonald’s Corp.	2,909
19	Starbucks Corp.	1,079

		11,228

	Household Durables — 1.2%
8	Lennar Corp., Class A	501
1,636	Sekisui House Ltd., Sponsored ADR	30,168

		30,669

	Household Products — 0.6%
7	Church & Dwight Co., Inc.	342
11	Clorox Co. (The)	1,559
47	Colgate-Palmolive Co.	3,489
101	Procter & Gamble Co. (The)	8,720

		14,110

	Independent Power & Renewable Electricity Producers — 0.3%
76	Ormat Technologies, Inc.	5,326
124	Pattern Energy Group, Inc.	2,557

		7,883

	Industrial Conglomerates — 2.6%
25	3M Co.	6,263
308	General Electric Co.	4,980
190	Roper Technologies, Inc.	53,312

		64,555

	Industrial Other — 0.0%
26	Iron Mountain, Inc.	911

	Insurance — 6.5%
28	Aflac, Inc.	2,470
1,495	AIA Group Ltd., Sponsored ADR	51,338
767	Allianz SE, Sponsored ADR	19,420
9	Allstate Corp. (The)	889
63	Hartford Financial Services Group, Inc. (The)	3,702
1,382	Legal & General Group PLC, Sponsored ADR	26,977
9	Lincoln National Corp.	745
95	MetLife, Inc.	4,567
48	Prudential Financial, Inc.	5,703
732	Prudential PLC, Sponsored ADR	39,623
75	Torchmark Corp.	6,814
55	Unum Group	2,925

		165,173

	Internet & Direct Marketing Retail — 2.3%
38	Amazon.com, Inc.(a)	55,134
7	Netflix, Inc.(a)	1,892
1	Priceline Group, Inc. (The)(a)	1,912
7	TripAdvisor, Inc.(a)	243

		59,181

	Internet Software & Services — 8.5%
6	Akamai Technologies, Inc.(a)	402
83	Alphabet, Inc., Class A(a)	98,124
2	Alphabet, Inc., Class C(a)	2,340
315	Facebook, Inc., Class A(a)	58,871
954	Tencent Holdings Ltd., ADR	56,448

		216,185

	IT Services — 5.9%
6	Accenture PLC, Class A	964
21	Cognizant Technology Solutions Corp., Class A	1,638
17	CSRA, Inc.	566
37	International Business Machines Corp.	6,057
532	MasterCard, Inc., Class A	89,908
20	PayPal Holdings, Inc.(a)	1,706
392	Visa, Inc., Class A	48,698
50	Western Union Co. (The)	1,039

		150,576

	Life Sciences Tools & Services — 3.5%
20	Agilent Technologies, Inc.	1,469
38	Illumina, Inc.(a)	8,840
345	Thermo Fisher Scientific, Inc.	77,318

		87,627

	Machinery — 1.6%
51	Caterpillar, Inc.	8,302
3	Cummins, Inc.	564
48	Deere & Co.	7,988
37	Flowserve Corp.	1,677
15	Parker Hannifin Corp.	3,021
207	Watts Water Technologies, Inc., Series A	16,508
43	Xylem, Inc.	3,107

		41,167

	Media — 0.7%
31	CBS Corp., Class B	1,786
14	Interpublic Group of Cos., Inc. (The)	306

See accompanying notes to financial statements.

|  60

Portfolio of Investments – as of January 31, 2018

Natixis Sustainable Future 2055 Fund – (continued)

Shares	Description	Value (†)
	Media — continued
52	News Corp., Class A	$890
4	Omnicom Group, Inc.	307
28	Time Warner, Inc.	2,670
79	Twenty-First Century Fox, Inc., Class A	2,915
33	Twenty-First Century Fox, Inc., Class B	1,204
69	Walt Disney Co. (The)	7,498

		17,576

	Metals & Mining — 0.2%
134	Newmont Mining Corp.	5,428

	Multiline Retail — 0.1%
14	Kohl’s Corp.	907
22	Target Corp.	1,655

		2,562

	Personal Products — 1.3%
10	Estee Lauder Cos., Inc. (The), Class A	1,350
533	Unilever NV	30,642

		31,992

	Pharmaceuticals — 3.8%
19	Allergan PLC	3,425
62	Bristol-Myers Squibb Co.	3,881
36	Eli Lilly & Co.	2,932
91	Johnson & Johnson	12,575
90	Merck & Co., Inc.	5,333
49	Mylan NV(a)	2,100
1,051	Novo Nordisk AS, Sponsored ADR	58,330
227	Pfizer, Inc.	8,408

		96,984

	Professional Services — 0.2%
30	IHS Markit Ltd.(a)	1,432
31	Nielsen Holdings PLC	1,160
14	Verisk Analytics, Inc.(a)	1,400

		3,992

	Real Estate Management & Development — 0.1%
28	CBRE Group, Inc., Class A(a)	1,279

	REITs – Apartments — 0.2%
6	AvalonBay Communities, Inc.	1,022
38	Equity Residential	2,341
7	Essex Property Trust, Inc.	1,631
4	Mid-America Apartment Communities, Inc.	382

		5,376

	REITs – Diversified — 0.6%
81	Crown Castle International Corp.	9,134
12	Digital Realty Trust, Inc.	1,344
2	Equinix, Inc.	910
18	Vornado Realty Trust	1,290
86	Weyerhaeuser Co.	3,229

		15,907

	REITs – Health Care — 0.1%
37	HCP, Inc.	891
30	Ventas, Inc.	1,679

		2,570

	REITs – Hotels — 0.1%
56	Host Hotels & Resorts, Inc.	1,163

	REITs – Office Property — 0.1%
15	Boston Properties, Inc.	1,856

	REITs – Regional Malls — 0.1%
5	Macerich Co. (The)	323
11	Simon Property Group, Inc.	1,797

		2,120

	REITs – Single Tenant — 0.0%
7	Realty Income Corp.	372

	REITs – Storage — 0.1%
12	Public Storage	2,349

	Road & Rail — 0.6%
1	CSX Corp.	57
24	Kansas City Southern	2,715
37	Norfolk Southern Corp.	5,583
51	Union Pacific Corp.	6,808

		15,163

	Semiconductors & Semiconductor Equipment — 1.4%
46	Advanced Micro Devices, Inc.(a)	632
96	ASML Holding NV, (Registered)	19,484
27	First Solar, Inc.(a)	1,814
182	Intel Corp.	8,762
8	NVIDIA Corp.	1,966
21	QUALCOMM, Inc.	1,433
13	Texas Instruments, Inc.	1,426
1	Xilinx, Inc.	73

		35,590

	Software — 3.8%
8	Autodesk, Inc.(a)	925
152	Ellie Mae, Inc.(a)	14,212
805	Microsoft Corp.	76,483
107	Oracle Corp.	5,520
9	Symantec Corp.	245

		97,385

	Specialty Retail — 0.3%
13	Best Buy Co., Inc.	950
17	Gap, Inc. (The)	565
19	Home Depot, Inc. (The)	3,817
14	Lowe’s Cos., Inc.	1,466
7	Tiffany & Co.	747

		7,545

	Technology Hardware, Storage & Peripherals — 0.4%
35	Apple, Inc.	5,860
25	NetApp, Inc.	1,538
7	Seagate Technology PLC	386
23	Western Digital Corp.	2,047
32	Xerox Corp.	1,092

		10,923

	Textiles, Apparel & Luxury Goods — 1.1%
2,408	Cie Financiere Richemont S.A., Sponsored ADR	22,972
15	Hanesbrands, Inc.	326
49	NIKE, Inc., Class B	3,343
7	VF Corp.	568

		27,209

	Trading Companies & Distributors — 0.2%
39	Fastenal Co.	2,143
15	W.W. Grainger, Inc.	4,045

		6,188

	Water Utilities — 0.9%
278	American Water Works Co., Inc.	23,121

	Total Common Stocks (Identified Cost $1,826,267)	2,293,141

Affiliated Mutual Funds — 6.4%
5,222	Loomis Sayles Inflation Protected Securities Fund, Class N	54,314
2,423	Loomis Sayles Limited Term Government and Agency Fund, Class N	27,190

See accompanying notes to financial statements.

61  |

Portfolio of Investments – as of January 31, 2018

Natixis Sustainable Future 2055 Fund – (continued)

Shares	Description	Value (†)
Affiliated Mutual Funds — continued
8,205	Mirova Global Green Bond Fund, Class N	$81,143

	Total Affiliated Mutual Funds (Identified Cost $164,546)	162,647

	Total Investments — 96.9% (Identified Cost $1,990,813)	2,455,788
	Other assets less liabilities — 3.1%	78,028

	Net Assets — 100.0%	$2,533,816

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
REITs	Real Estate Investment Trusts

Industry Summary at January 31, 2018

Internet Software & Services	8.5%
Insurance	6.5
Affiliated Mutual Funds	6.4
Chemicals	6.3
IT Services	5.9
Banks	5.5
Health Care Equipment & Supplies	5.3
Software	3.8
Pharmaceuticals	3.8
Electrical Equipment	3.7
Life Sciences Tools & Services	3.5
Auto Components	2.8
Automobiles	2.7
Industrial Conglomerates	2.6
Internet & Direct Marketing Retail	2.3
Building Products	2.3
Capital Markets	2.0
Other Investments, less than 2% each	23.0

Total Investments	96.9
Other assets less liabilities	3.1

Net Assets	100.0%

Asset Allocation Summary at January 31, 2018

Equity	90.5%
Fixed Income	6.4

Total Investments	96.9
Other assets less liabilities	3.1

Net Assets	100.0%

See accompanying notes to financial statements.

|  62

Portfolio of Investments – as of January 31, 2018

Natixis Sustainable Future 2060 Fund

Shares	Description	Value (†)
Common Stocks — 90.7% of Net Assets
	Aerospace & Defense — 0.1%
71	Arconic, Inc.	$2,133

	Air Freight & Logistics — 0.1%
20	United Parcel Service, Inc., Class B	2,546

	Auto Components — 2.8%
409	Aptiv PLC	38,806
136	Delphi Technologies PLC(a)	7,512
10	Goodyear Tire & Rubber Co. (The)	348
672	Valeo S.A., Sponsored ADR	26,517

		73,183

	Automobiles — 2.7%
1,174	Byd Co. Ltd., ADR	22,165
193	Ford Motor Co.	2,117
336	Toyota Motor Corp., Sponsored ADR	46,341

		70,623

	Banks — 5.5%
398	Bank of America Corp.	12,736
123	Citigroup, Inc.	9,653
74	Citizens Financial Group, Inc.	3,397
153	Huntington Bancshares, Inc.	2,476
1,297	KBC Group NV, Sponsored ADR	62,684
180	KeyCorp	3,852
463	People’s United Financial, Inc.	9,107
156	Signature Bank(a)	24,024
18	U.S. Bancorp	1,028
136	Wells Fargo & Co.	8,946
85	Zions Bancorporation	4,593

		142,496

	Beverages — 0.8%
51	Brown-Forman Corp., Class B	3,534
157	Coca-Cola Co. (The)	7,472
16	Molson Coors Brewing Co., Class B	1,345
23	Monster Beverage Corp.(a)	1,569
47	PepsiCo, Inc.	5,654

		19,574

	Biotechnology — 0.9%
13	AbbVie, Inc.	1,459
11	Amgen, Inc.	2,046
231	Gilead Sciences, Inc.	19,358

		22,863

	Building Products — 2.3%
712	A.O. Smith Corp.	47,547
37	Fortune Brands Home & Security, Inc.	2,625
223	Johnson Controls International PLC	8,726

		58,898

	Capital Markets — 2.0%
7	Affiliated Managers Group, Inc.	1,397
12	Ameriprise Financial, Inc.	2,024
113	Bank of New York Mellon Corp. (The)	6,407
11	BlackRock, Inc.	6,180
25	Charles Schwab Corp. (The)	1,334
24	CME Group, Inc.	3,684
85	Franklin Resources, Inc.	3,605
32	Goldman Sachs Group, Inc. (The)	8,572
17	Intercontinental Exchange, Inc.	1,255
34	Invesco Ltd.	1,228
11	Legg Mason, Inc.	469
7	Moody’s Corp.	1,133
18	Nasdaq, Inc.	1,456
54	Northern Trust Corp.	5,691
	Capital Markets — continued
6	S&P Global, Inc.	1,087
45	State Street Corp.	4,958

		50,480

	Chemicals — 6.3%
12	Air Products & Chemicals, Inc.	2,021
4	Albemarle Corp.	446
503	Chr. Hansen Holding AS, Sponsored ADR	22,162
420	Ecolab, Inc.	57,826
104	International Flavors & Fragrances, Inc.	15,631
247	Novozymes AS, Sponsored ADR	13,726
49	Praxair, Inc.	7,913
2,032	Symrise AG, Sponsored ADR	42,489

		162,214

	Commercial Services & Supplies — 0.0%
10	Stericycle, Inc.(a)	754

	Communications Equipment — 0.6%
312	Cisco Systems, Inc.	12,960
13	Motorola Solutions, Inc.	1,293

		14,253

	Construction & Engineering — 0.1%
31	Fluor Corp.	1,882

	Consumer Finance — 0.3%
39	American Express Co.	3,877
29	Discover Financial Services	2,314
33	Navient Corp.	470
38	Synchrony Financial	1,508

		8,169

	Containers & Packaging — 0.2%
78	Ball Corp.	2,986
43	International Paper Co.	2,703

		5,689

	Distributors — 0.1%
36	Genuine Parts Co.	3,747

	Diversified Consumer Services — 0.0%
15	H&R Block, Inc.	398

	Diversified Telecommunication Services — 1.8%
362	AT&T, Inc.	13,557
1,229	Deutsche Telekom AG, Sponsored ADR	21,557
193	Verizon Communications, Inc.	10,435

		45,549

	Electric Utilities — 1.6%
20	Eversource Energy	1,262
255	NextEra Energy, Inc.	40,397
14	Xcel Energy, Inc.	639

		42,298

	Electrical Equipment — 3.7%
177	Acuity Brands, Inc.	27,336
580	Eaton Corp. PLC	48,702
850	Vestas Wind Systems AS, Sponsored ADR	19,308

		95,346

	Electronic Equipment, Instruments & Components — 0.1%
14	TE Connectivity Ltd.	1,435

	Food & Staples Retailing — 0.4%
57	CVS Health Corp.	4,485
18	Kroger Co. (The)	547
89	Sysco Corp.	5,595

		10,627

See accompanying notes to financial statements.

63  |

Portfolio of Investments – as of January 31, 2018

Natixis Sustainable Future 2060 Fund – (continued)

Shares	Description	Value (†)
	Food Products — 0.7%
66	Campbell Soup Co.	$3,072
54	Conagra Brands, Inc.	2,052
25	General Mills, Inc.	1,462
20	Hershey Co. (The)	2,207
16	Hormel Foods Corp.	549
15	J.M. Smucker Co. (The)	1,903
33	Kellogg Co.	2,248
27	Kraft Heinz Co. (The)	2,117
82	Mondelez International, Inc., Class A	3,641

		19,251

	Health Care Equipment & Supplies — 5.3%
27	Abbott Laboratories	1,678
52	Baxter International, Inc.	3,746
1,397	Coloplast AS, Sponsored ADR	12,357
598	Danaher Corp.	60,565
14	DENTSPLY SIRONA, Inc.	851
753	Essilor International Cie Generale d’Optique S.A., Sponsored ADR	53,599
52	Medtronic PLC	4,466

		137,262

	Health Care Providers & Services — 1.7%
9	Aetna, Inc.	1,681
4	AmerisourceBergen Corp.	399
22	Anthem, Inc.	5,453
8	Cardinal Health, Inc.	574
7	Cigna Corp.	1,459
25	DaVita, Inc.(a)	1,951
2	Envision Healthcare Corp.(a)	72
37	Express Scripts Holding Co.(a)	2,930
891	Fresenius SE & Co. KGaA, Sponsored ADR	19,566
22	HCA Healthcare, Inc.(a)	2,226
4	Humana, Inc.	1,127
2	Laboratory Corp. of America Holdings(a)	349
14	McKesson Corp.	2,364
10	Quest Diagnostics, Inc.	1,058
13	UnitedHealth Group, Inc.	3,078
2	Universal Health Services, Inc., Class B	243

		44,530

	Home Construction — 0.5%
300	Geberit AG, ADR	13,998

	Hotels, Restaurants & Leisure — 0.5%
9	Carnival Corp.	644
81	Hilton Worldwide Holdings, Inc.	6,938
17	McDonald’s Corp.	2,909
23	Starbucks Corp.	1,307

		11,798

	Household Durables — 1.2%
8	Lennar Corp., Class A	501
1,629	Sekisui House Ltd., Sponsored ADR	30,039

		30,540

	Household Products — 0.6%
7	Church & Dwight Co., Inc.	342
11	Clorox Co. (The)	1,559
48	Colgate-Palmolive Co.	3,563
102	Procter & Gamble Co. (The)	8,807

		14,271

	Independent Power & Renewable Electricity Producers — 0.3%
78	Ormat Technologies, Inc.	5,466
124	Pattern Energy Group, Inc.	2,557

		8,023

	Industrial Conglomerates — 2.5%
25	3M Co.	6,263
312	General Electric Co.	5,045
190	Roper Technologies, Inc.	53,312

		64,620

	Industrial Other — 0.0%
26	Iron Mountain, Inc.	911

	Insurance — 6.6%
27	Aflac, Inc.	2,381
1,536	AIA Group Ltd., Sponsored ADR	52,746
834	Allianz SE, Sponsored ADR	21,117
9	Allstate Corp. (The)	889
63	Hartford Financial Services Group, Inc. (The)	3,702
1,468	Legal & General Group PLC, Sponsored ADR	28,655
9	Lincoln National Corp.	745
101	MetLife, Inc.	4,855
52	Prudential Financial, Inc.	6,179
722	Prudential PLC, Sponsored ADR	39,082
75	Torchmark Corp.	6,814
55	Unum Group	2,926

		170,091

	Internet & Direct Marketing Retail — 2.3%
38	Amazon.com, Inc.(a)	55,134
7	Netflix, Inc.(a)	1,892
1	Priceline Group, Inc. (The)(a)	1,912
7	TripAdvisor, Inc.(a)	243

		59,181

	Internet Software & Services — 8.5%
6	Akamai Technologies, Inc.(a)	402
83	Alphabet, Inc., Class A(a)	98,124
2	Alphabet, Inc., Class C(a)	2,340
315	Facebook, Inc., Class A(a)	58,870
981	Tencent Holdings Ltd., ADR	58,046

		217,782

	IT Services — 6.0%
6	Accenture PLC, Class A	964
21	Cognizant Technology Solutions Corp., Class A	1,638
17	CSRA, Inc.	566
39	International Business Machines Corp.	6,384
541	MasterCard, Inc., Class A	91,429
20	PayPal Holdings, Inc.(a)	1,706
399	Visa, Inc., Class A	49,568
50	Western Union Co. (The)	1,039

		153,294

	Life Sciences Tools & Services — 3.5%
20	Agilent Technologies, Inc.	1,469
38	Illumina, Inc.(a)	8,840
354	Thermo Fisher Scientific, Inc.	79,335

		89,644

	Machinery — 1.6%
51	Caterpillar, Inc.	8,302
3	Cummins, Inc.	564
48	Deere & Co.	7,988
37	Flowserve Corp.	1,677
15	Parker Hannifin Corp.	3,021
207	Watts Water Technologies, Inc., Series A	16,508
43	Xylem, Inc.	3,107

		41,167

	Media — 0.7%
31	CBS Corp., Class B	1,786
14	Interpublic Group of Cos., Inc. (The)	306

See accompanying notes to financial statements.

|  64

Portfolio of Investments – as of January 31, 2018

Natixis Sustainable Future 2060 Fund – (continued)

Shares	Description	Value (†)
	Media — continued
52	News Corp., Class A	$890
4	Omnicom Group, Inc.	307
27	Time Warner, Inc.	2,574
80	Twenty-First Century Fox, Inc., Class A	2,952
33	Twenty-First Century Fox, Inc., Class B	1,204
70	Walt Disney Co. (The)	7,607

		17,626

	Metals & Mining — 0.2%
136	Newmont Mining Corp.	5,509

	Multiline Retail — 0.1%
14	Kohl’s Corp.	907
22	Target Corp.	1,655

		2,562

	Personal Products — 1.2%
10	Estee Lauder Cos., Inc. (The), Class A	1,349
526	Unilever NV	30,240

		31,589

	Pharmaceuticals — 3.9%
21	Allergan PLC	3,785
62	Bristol-Myers Squibb Co.	3,881
36	Eli Lilly & Co.	2,932
92	Johnson & Johnson	12,714
91	Merck & Co., Inc.	5,392
59	Mylan NV(a)	2,528
1,081	Novo Nordisk AS, Sponsored ADR	59,996
228	Pfizer, Inc.	8,445

		99,673

	Professional Services — 0.2%
30	IHS Markit Ltd.(a)	1,432
32	Nielsen Holdings PLC	1,197
14	Verisk Analytics, Inc.(a)	1,401

		4,030

	Real Estate Management & Development — 0.0%
28	CBRE Group, Inc., Class A(a)	1,279

	REITs – Apartments — 0.2%
6	AvalonBay Communities, Inc.	1,022
38	Equity Residential	2,341
7	Essex Property Trust, Inc.	1,631
4	Mid-America Apartment Communities, Inc.	382

		5,376

	REITs – Diversified — 0.6%
81	Crown Castle International Corp.	9,134
11	Digital Realty Trust, Inc.	1,232
3	Equinix, Inc.	1,366
18	Vornado Realty Trust	1,290
86	Weyerhaeuser Co.	3,228

		16,250

	REITs – Health Care — 0.1%
37	HCP, Inc.	891
30	Ventas, Inc.	1,679

		2,570

	REITs – Hotels — 0.0%
56	Host Hotels & Resorts, Inc.	1,163

	REITs – Office Property — 0.1%
15	Boston Properties, Inc.	1,856

	REITs – Regional Malls — 0.1%
2	Macerich Co. (The)	129
11	Simon Property Group, Inc.	1,797

		1,926

	REITs – Single Tenant — 0.0%
7	Realty Income Corp.	372

	REITs – Storage — 0.1%
12	Public Storage	2,349

	Road & Rail — 0.6%
1	CSX Corp.	57
27	Kansas City Southern	3,054
37	Norfolk Southern Corp.	5,583
53	Union Pacific Corp.	7,075

		15,769

	Semiconductors & Semiconductor Equipment — 1.5%
46	Advanced Micro Devices, Inc.(a)	632
105	ASML Holding NV, (Registered)	21,311
27	First Solar, Inc.(a)	1,813
183	Intel Corp.	8,810
8	NVIDIA Corp.	1,966
21	QUALCOMM, Inc.	1,433
13	Texas Instruments, Inc.	1,426
1	Xilinx, Inc.	73

		37,464

	Software — 3.9%
8	Autodesk, Inc.(a)	925
152	Ellie Mae, Inc.(a)	14,212
826	Microsoft Corp.	78,478
108	Oracle Corp.	5,572
9	Symantec Corp.	245

		99,432

	Specialty Retail — 0.3%
13	Best Buy Co., Inc.	950
18	Gap, Inc. (The)	598
19	Home Depot, Inc. (The)	3,817
14	Lowe’s Cos., Inc.	1,466
7	Tiffany & Co.	747

		7,578

	Technology Hardware, Storage & Peripherals — 0.4%
35	Apple, Inc.	5,860
25	NetApp, Inc.	1,538
7	Seagate Technology PLC	386
23	Western Digital Corp.	2,047
32	Xerox Corp.	1,092

		10,923

	Textiles, Apparel & Luxury Goods — 1.1%
2,619	Cie Financiere Richemont S.A., Sponsored ADR	24,985
15	Hanesbrands, Inc.	326
49	NIKE, Inc., Class B	3,343
7	VF Corp.	568

		29,222

	Trading Companies & Distributors — 0.2%
39	Fastenal Co.	2,144
14	W.W. Grainger, Inc.	3,775

		5,919

	Water Utilities — 1.0%
297	American Water Works Co., Inc.	24,701

	Total Common Stocks (Identified Cost $1,866,922)	2,336,658

See accompanying notes to financial statements.

65  |

Portfolio of Investments – as of January 31, 2018

Natixis Sustainable Future 2060 Fund – (continued)

Shares	Description	Value (†)
Affiliated Mutual Funds — 6.4%
5,265	Loomis Sayles Inflation Protected Securities Fund, Class N	$54,760
2,443	Loomis Sayles Limited Term Government and Agency Fund, Class N	27,413
8,272	Mirova Global Green Bond Fund, Class N	81,809

	Total Affiliated Mutual Funds (Identified Cost $165,953)	163,982

	Total Investments — 97.1% (Identified Cost $2,032,875)	2,500,640
	Other assets less liabilities — 2.9%	74,769

	Net Assets — 100.0%	$2,575,409

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
REITs	Real Estate Investment Trusts

Industry Summary at January 31, 2018

Internet Software & Services	8.5%
Insurance	6.6
Affiliated Mutual Funds	6.4
Chemicals	6.3
IT Services	6.0
Banks	5.5
Health Care Equipment & Supplies	5.3
Pharmaceuticals	3.9
Software	3.9
Electrical Equipment	3.7
Life Sciences Tools & Services	3.5
Auto Components	2.8
Automobiles	2.7
Industrial Conglomerates	2.5
Internet & Direct Marketing Retail	2.3
Building Products	2.3
Capital Markets	2.0
Other Investments, less than 2% each	22.9

Total Investments	97.1
Other assets less liabilities	2.9

Net Assets	100.0%

Asset Allocation Summary at January 31, 2018

Equity	90.7%
Fixed Income	6.4

Total Investments	97.1
Other assets less liabilities	2.9

Net Assets	100.0%

See accompanying notes to financial statements.

|  66

Statements of Assets and Liabilities

January 31, 2018

	Natixis Sustainable Future 2015 Fund	Natixis Sustainable Future 2020 Fund	Natixis Sustainable Future 2025 Fund	Natixis Sustainable Future 2030 Fund
ASSETS
Unaffiliated investments at cost	$1,704,035	$1,987,183	$1,729,348	$1,728,484
Affiliated investments at cost	2,341,884	2,050,526	1,293,053	812,790
Net unrealized appreciation on unaffiliated investments	429,446	508,381	442,510	441,490
Net unrealized depreciation on affiliated investments	(26,334)	(23,572)	(14,955)	(9,523)

Investments at value	4,449,031	4,522,518	3,449,956	2,973,241
Cash	117,026	124,475	99,239	90,513
Receivable from investment adviser (Note 5)	9,944	9,812	9,392	9,644
Dividends receivable	1,122	1,267	1,055	1,091
Dividends receivable from affiliates	651	605	381	221
Tax reclaims receivable	424	687	426	477
Prepaid expenses (Note 6)	4	4	3	3

TOTAL ASSETS	4,578,202	4,659,368	3,560,452	3,075,190

LIABILITIES
Payable for securities purchased	906	841	529	308
Deferred Trustees’ fees (Note 5)	3,231	3,231	3,225	3,223
Administrative fees payable (Note 5)	164	172	131	110
Other accounts payable and accrued expenses	38,143	37,944	38,150	38,175

TOTAL LIABILITIES	42,444	42,188	42,035	41,816

NET ASSETS	$4,535,758	$4,617,180	$3,518,417	$3,033,374

NET ASSETS CONSIST OF:
Paid-in capital	$4,081,027	$4,075,308	$3,053,718	$2,580,094
Distributions in excess of net investment income	(3,231)	(3,231)	(3,226)	(3,223)
Accumulated net realized gain on investments	54,850	60,294	40,370	24,536
Net unrealized appreciation on investments	403,112	484,809	427,555	431,967

NET ASSETS	$4,535,758	$4,617,180	$3,518,417	$3,033,374

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class N shares:
Net assets	$4,535,758	$4,617,180	$3,518,417	$3,033,374

Shares of beneficial interest	407,617	406,987	304,970	257,192

Net asset value, offering and redemption price per share	$11.13	$11.34	$11.54	$11.79

See accompanying notes to financial statements.

67  |

Statements of Assets and Liabilities (continued)

January 31, 2018

Natixis Sustainable Future 2035 Fund	Natixis Sustainable Future 2040 Fund	Natixis Sustainable Future 2045 Fund	Natixis Sustainable Future 2050 Fund	Natixis Sustainable Future 2055 Fund	Natixis Sustainable Future 2060 Fund

$1,957,285	$2,103,517	$1,819,975	$1,823,568	$1,826,267	$1,866,922
579,460	390,980	219,988	168,031	164,546	165,953
496,842	535,044	456,837	465,085	466,874	469,736
(7,018)	(4,220)	(2,731)	(1,829)	(1,899)	(1,971)

3,026,569	3,025,321	2,494,069	2,454,855	2,455,788	2,500,640
115,200	100,209	104,877	89,692	108,731	105,571
9,698	9,669	9,371	9,354	9,349	9,358
1,260	1,361	1,112	1,108	1,116	1,129
152	74	62	32	31	31
529	551	471	427	422	422
4	4	2	3	2	3

3,153,412	3,137,189	2,609,964	2,555,471	2,575,439	2,617,154

213	106	91	46	45	46
3,223	3,223	3,220	3,220	3,220	3,220
115	115	95	93	94	95
38,140	38,228	38,264	38,427	38,264	38,384

41,691	41,672	41,670	41,786	41,623	41,745

$3,111,721	$3,095,517	$2,568,294	$2,513,685	$2,533,816	$2,575,409

$2,602,577	$2,541,284	$2,099,298	$2,033,228	$2,053,561	$2,092,596
(3,223)	(3,223)	(3,221)	(3,221)	(3,221)	(3,221)
22,543	26,632	18,111	20,422	18,501	18,269
489,824	530,824	454,106	463,256	464,975	467,765

$3,111,721	$3,095,517	$2,568,294	$2,513,685	$2,533,816	$2,575,409

$3,111,721	$3,095,517	$2,568,294	$2,513,685	$2,533,816	$2,575,409

259,047	253,698	208,615	202,975	204,706	208,011

$12.01	$12.20	$12.31	$12.38	$12.38	$12.38

See accompanying notes to financial statements.

|  68

Statements of Operations

For the Period Ended January 31, 2018

	Natixis Sustainable Future 2015 Fund(a)	Natixis Sustainable Future 2020 Fund(a)	Natixis Sustainable Future 2025 Fund(a)	Natixis Sustainable Future 2030 Fund(a)
INVESTMENT INCOME
Dividends from unaffiliated investments	$33,021	$37,615	$31,115	$29,976
Dividends from affiliated investments	41,967	35,811	22,689	14,683
Interest	57	57	54	50
Less net foreign taxes withheld	(1,882)	(2,009)	(1,840)	(1,683)

	73,163	71,474	52,018	43,026

Expenses
Management fees (Note 5)	41,852	43,406	33,724	29,285
Administrative fees (Note 5)	1,733	1,752	1,322	1,111
Trustees’ fees and expenses (Note 5)	15,272	15,272	15,244	15,231
Transfer agent fees and expenses	711	715	713	712
Audit and tax services fees	36,251	36,251	36,251	36,251
Custodian fees and expenses	25,001	24,977	25,553	25,377
Legal fees	83	83	62	52
Registration fees	7,705	7,705	7,705	7,705
Shareholder reporting expenses	5,816	5,710	5,493	5,394
Miscellaneous expenses (Note 6)	5,074	5,077	5,054	5,039

Total expenses	139,498	140,948	131,121	126,157
Less waiver and/or expense reimbursement (Note 5)	(124,640)	(124,792)	(117,737)	(113,629)

Net expenses	14,858	16,156	13,384	12,528

Net investment income	58,305	55,318	38,634	30,498

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on:
Unaffiliated investments	74,339	77,050	52,228	35,174
Affiliated investments	2	3	—	—
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	429,446	508,381	442,510	441,490
Affiliated investments	(26,334)	(23,572)	(14,955)	(9,523)

Net realized and unrealized gain on investments	477,453	561,862	479,783	467,141

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$535,758	$617,180	$518,417	$497,639

(a)	From commencement of operations on February 28, 2017 through January 31, 2018.

See accompanying notes to financial statements.

69  |

Statements of Operations (continued)

For the Period Ended January 31, 2018

Natixis Sustainable Future 2035 Fund(a)	Natixis Sustainable Future 2040 Fund(a)	Natixis Sustainable Future 2045 Fund(a)	Natixis Sustainable Future 2050 Fund(a)	Natixis Sustainable Future 2055 Fund(a)	Natixis Sustainable Future 2060 Fund(a)

$33,626	$36,295	$30,046	$30,650	$30,573	$30,651
10,599	7,044	3,946	2,909	3,006	3,050
56	56	47	48	51	51
(1,883)	(1,969)	(1,655)	(1,767)	(1,765)	(1,780)

42,398	41,426	32,384	31,840	31,865	31,972

30,342	31,028	25,422	25,588	25,613	25,683
1,124	1,127	909	907	909	911
15,232	15,232	15,219	15,219	15,219	15,219
714	712	712	712	704	708
36,251	36,251	36,251	36,251	36,251	36,251
25,208	25,145	25,453	25,455	25,434	25,439
52	52	42	42	42	42
7,705	7,705	7,705	7,705	7,705	7,705
5,429	5,443	5,322	5,487	5,332	5,443
5,044	5,044	5,034	5,034	5,027	5,033

127,101	127,739	122,069	122,400	122,236	122,434
(113,190)	(112,776)	(109,594)	(109,742)	(109,561)	(109,724)

13,911	14,963	12,475	12,658	12,675	12,710

28,487	26,463	19,909	19,182	19,190	19,262

34,253	38,230	28,776	31,247	29,495	29,105
—	—	3	—	—	5

496,842	535,044	456,837	465,085	466,874	469,736
(7,018)	(4,220)	(2,731)	(1,829)	(1,899)	(1,971)

524,077	569,054	482,885	494,503	494,470	496,875

$552,564	$595,517	$502,794	$513,685	$513,660	$516,137

See accompanying notes to financial statements.

|  70

Statements of Changes in Net Assets

	Natixis Sustainable Future 2015 Fund	Natixis Sustainable Future 2020 Fund	Natixis Sustainable Future 2025 Fund	Natixis Sustainable Future 2030 Fund
	Period Ended January 31, 2018(a)	Period Ended January 31, 2018(a)	Period Ended January 31, 2018(a)	Period Ended January 31, 2018(a)
FROM OPERATIONS:
Net investment income	$58,305	$55,318	$38,634	$30,498
Net realized gain on investments	74,341	77,053	52,228	35,174
Net change in unrealized appreciation (depreciation) on investments	403,112	484,809	427,555	431,967

Net increase in net assets resulting from operations	535,758	617,180	518,417	497,639

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class N	(62,520)	(59,200)	(42,630)	(34,259)
Net realized capital gains
Class N	(20,200)	(17,800)	(12,780)	(11,791)

Total distributions	(82,720)	(77,000)	(55,410)	(46,050)

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 7)	4,082,720	4,077,000	3,055,410	2,581,785

Net increase in net assets	4,535,758	4,617,180	3,518,417	3,033,374
NET ASSETS
Beginning of the year	—	—	—	—

End of the year	$4,535,758	$4,617,180	$3,518,417	$3,033,374

DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME	$(3,231)	$(3,231)	$(3,226)	$(3,223)

(a)	From commencement of operations on February 28, 2017 through January 31, 2018.

See accompanying notes to financial statements.

71  |

Statements of Changes in Net Assets (continued)

Natixis Sustainable Future 2035 Fund	Natixis Sustainable Future 2040 Fund	Natixis Sustainable Future 2045 Fund	Natixis Sustainable Future 2050 Fund	Natixis Sustainable Future 2055 Fund	Natixis Sustainable Future 2060 Fund
Period Ended January 31, 2018(a)	Period Ended January 31, 2018(a)	Period Ended January 31, 2018(a)	Period Ended January 31, 2018(a)	Period Ended January 31, 2018(a)	Period Ended January 31, 2018(a)

$28,487	$26,463	$19,909	$19,182	$19,190	$19,262
34,253	38,230	28,779	31,247	29,495	29,110
489,824	530,824	454,106	463,256	464,975	467,765

552,564	595,517	502,794	513,685	513,660	516,137

(32,132)	(29,900)	(23,674)	(22,880)	(22,901)	(23,001)
(12,980)	(13,075)	(11,816)	(12,040)	(12,196)	(12,015)

(45,112)	(42,975)	(35,490)	(34,920)	(35,097)	(35,016)

2,604,269	2,542,975	2,100,990	2,034,920	2,055,253	2,094,288

3,111,721	3,095,517	2,568,294	2,513,685	2,533,816	2,575,409

—	—	—	—	—	—

$3,111,721	$3,095,517	$2,568,294	$2,513,685	$2,533,816	$2,575,409

$(3,223)	$(3,223)	$(3,221)	$(3,221)	$(3,221)	$(3,221)

See accompanying notes to financial statements.

|  72

Financial Highlights

For a share outstanding throughout each period.

Sustainable Future 2015 Fund—Class N
Period Ended January 31, 2018*
Net asset value, beginning of the period	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.15
Net realized and unrealized gain (loss)	1.19

Total from Investment Operations	1.34

LESS DISTRIBUTIONS FROM:
Net investment income	(0.16)
Net realized capital gains	(0.05)

Total Distributions	(0.21)

Net asset value, end of the period	$11.13

Total return(b)(c)	13.42%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$4,536
Net expenses(d)(e)(f)	0.38%
Gross expenses(d)(f)	3.57%
Net investment income(d)	1.49%
Portfolio turnover rate	15%

*	From commencement of operations on February 28, 2017 through January 31, 2018.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 3.84%, respectively.

See accompanying notes to financial statements.

73  |

Financial Highlights (continued)

For a share outstanding throughout each period.

Sustainable Future 2020 Fund—Class N
Period Ended January 31, 2018*
Net asset value, beginning of the period	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.14
Net realized and unrealized gain (loss)	1.39

Total from Investment Operations	1.53

LESS DISTRIBUTIONS FROM:
Net investment income	(0.15)
Net realized capital gains	(0.04)

Total Distributions	(0.19)

Net asset value, end of the period	$11.34

Total return(b)(c)	15.38%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$4,617
Net expenses(d)(e)(f)	0.41%
Gross expenses(d)(f)	3.58%
Net investment income(d)	1.40%
Portfolio turnover rate	15%

*	From commencement of operations on February 28, 2017 through January 31, 2018.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 3.82%, respectively.

See accompanying notes to financial statements.

|  74

Financial Highlights (continued)

For a share outstanding throughout each period.

Sustainable Future 2025 Fund—Class N
Period Ended January 31, 2018*
Net asset value, beginning of the period	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.13
Net realized and unrealized gain (loss)	1.59

Total from Investment Operations	1.72

LESS DISTRIBUTIONS FROM:
Net investment income	(0.14)
Net realized capital gains	(0.04)

Total Distributions	(0.18)

Net asset value, end of the period	$11.54

Total return(b)(c)	17.31%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$3,518
Net expenses(d)(e)(f)	0.45%
Gross expenses(d)(f)	4.41%
Net investment income(d)	1.30%
Portfolio turnover rate	16%

*	From commencement of operations on February 28, 2017 through January 31, 2018.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 4.61%, respectively.

See accompanying notes to financial statements.

75  |

Financial Highlights (continued)

For a share outstanding throughout each period.

Sustainable Future 2030 Fund—Class N
Period Ended January 31, 2018*
Net asset value, beginning of the period	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.12
Net realized and unrealized gain (loss)	1.86

Total from Investment Operations	1.98

LESS DISTRIBUTIONS FROM:
Net investment income	(0.14)
Net realized capital gains	(0.05)

Total Distributions	(0.19)

Net asset value, end of the period	$11.79

Total return(b)(c)	19.79%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$3,033
Net expenses(d)(e)(f)	0.50%
Gross expenses(d)(f)	5.04%
Net investment income(d)	1.22%
Portfolio turnover rate	15%

*	From commencement of operations on February 28, 2017 through January 31, 2018.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 5.19%, respectively.

See accompanying notes to financial statements.

|  76

Financial Highlights (continued)

For a share outstanding throughout each period.

Sustainable Future 2035 Fund—Class N
Period Ended January 31, 2018*
Net asset value, beginning of the period	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.11
Net realized and unrealized gain (loss)	2.08

Total from Investment Operations	2.19

LESS DISTRIBUTIONS FROM:
Net investment income	(0.13)
Net realized capital gains	(0.05)

Total Distributions	(0.18)

Net asset value, end of the period	$12.01

Total return(b)(c)	21.95%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$3,112
Net expenses(d)(e)(f)	0.55%
Gross expenses(d)(f)	5.03%
Net investment income(d)	1.13%
Portfolio turnover rate	14%

*	From commencement of operations on February 28, 2017 through January 31, 2018.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 5.13%, respectively.

See accompanying notes to financial statements.

77  |

Financial Highlights (continued)

For a share outstanding throughout each period.

Sustainable Future 2040 Fund—Class N
Period Ended January 31, 2018*
Net asset value, beginning of the period	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.11
Net realized and unrealized gain (loss)	2.26

Total from Investment Operations	2.37

LESS DISTRIBUTIONS FROM:
Net investment income	(0.12)
Net realized capital gains	(0.05)

Total Distributions	(0.17)

Net asset value, end of the period	$12.20

Total return(b)(c)	23.80%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$3,096
Net expenses(d)(e)(f)	0.59%
Gross expenses(d)(f)	5.04%
Net investment income(d)	1.04%
Portfolio turnover rate	15%

*	From commencement of operations on February 28, 2017 through January 31, 2018.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 5.10%, respectively.

See accompanying notes to financial statements.

|  78

Financial Highlights (continued)

For a share outstanding throughout each period.

Sustainable Future 2045 Fund—Class N
Period Ended January 31, 2018*
Net asset value, beginning of the period	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.10
Net realized and unrealized gain (loss)	2.39

Total from Investment Operations	2.49

LESS DISTRIBUTIONS FROM:
Net investment income	(0.12)
Net realized capital gains	(0.06)

Total Distributions	(0.18)

Net asset value, end of the period	$12.31

Total return(b)(c)	24.92%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$2,568
Net expenses(d)(e)(f)	0.61%
Gross expenses(d)(f)	5.97%
Net investment income(d)	0.97%
Portfolio turnover rate	17%

*	From commencement of operations on February 28, 2017 through January 31, 2018.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 6.01%, respectively.

See accompanying notes to financial statements.

79  |

Financial Highlights (continued)

For a share outstanding throughout each period.

Sustainable Future 2050 Fund—Class N
Period Ended January 31, 2018*
Net asset value, beginning of the period	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.10
Net realized and unrealized gain (loss)	2.45

Total from Investment Operations	2.55

LESS DISTRIBUTIONS FROM:
Net investment income	(0.11)
Net realized capital gains	(0.06)

Total Distributions	(0.17)

Net asset value, end of the period	$12.38

Total return(b)(c)	25.64%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$2,514
Net expenses(d)(e)(f)	0.62%
Gross expenses(d)(f)	6.00%
Net investment income(d)	0.94%
Portfolio turnover rate	18%

*	From commencement of operations on February 28, 2017 through January 31, 2018.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 6.03%, respectively.

See accompanying notes to financial statements.

|  80

Financial Highlights (continued)

For a share outstanding throughout each period.

Sustainable Future 2055 Fund—Class N
Period Ended January 31, 2018*
Net asset value, beginning of the period	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.10
Net realized and unrealized gain (loss)	2.45

Total from Investment Operations	2.55

LESS DISTRIBUTIONS FROM:
Net investment income	(0.11)
Net realized capital gains	(0.06)

Total Distributions	(0.17)

Net asset value, end of the period	$12.38

Total return(b)(c)	25.64%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$2,534
Net expenses(d)(e)(f)	0.62%
Gross expenses(d)(f)	5.98%
Net investment income(d)	0.94%
Portfolio turnover rate	18%

*	From commencement of operations on February 28, 2017 through January 31, 2018.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 6.01%, respectively.

See accompanying notes to financial statements.

81  |

Financial Highlights (continued)

For a share outstanding throughout each period.

Sustainable Future 2060 Fund—Class N
Period Ended January 31, 2018*
Net asset value, beginning of the period	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.10
Net realized and unrealized gain (loss)	2.45

Total from Investment Operations	2.55

LESS DISTRIBUTIONS FROM:
Net investment income	(0.11)
Net realized capital gains	(0.06)

Total Distributions	(0.17)

Net asset value, end of the period	$12.38

Total return(b)(c)	25.59%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$2,575
Net expenses(d)(e)(f)	0.62%
Gross expenses(d)(f)	5.97%
Net investment income(d)	0.94%
Portfolio turnover rate	17%

*	From commencement of operations on February 28, 2017 through January 31, 2018.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 6.00%, respectively.

See accompanying notes to financial statements.

|  82

Notes to Financial Statements

January 31, 2018

1.  Organization.  Natixis Funds Trust IV (the “Trust”) is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trust are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Natixis Funds Trust IV:

Natixis Sustainable Future 2015 Fund (the “Sustainable Future 2015 Fund”)

Natixis Sustainable Future 2020 Fund (the “Sustainable Future 2020 Fund”)

Natixis Sustainable Future 2025 Fund (the “Sustainable Future 2025 Fund”)

Natixis Sustainable Future 2030 Fund (the “Sustainable Future 2030 Fund”)

Natixis Sustainable Future 2035 Fund (the “Sustainable Future 2035 Fund”)

Natixis Sustainable Future 2040 Fund (the “Sustainable Future 2040 Fund”)

Natixis Sustainable Future 2045 Fund (the “Sustainable Future 2045 Fund”)

Natixis Sustainable Future 2050 Fund (the “Sustainable Future 2050 Fund”)

Natixis Sustainable Future 2055 Fund (the “Sustainable Future 2055 Fund”)

Natixis Sustainable Future 2060 Fund (the “Sustainable Future 2060 Fund”)

Each Fund is a diversified investment company.

Each Fund commenced operations on February 28, 2017 via contribution to the Fund by Natixis Investment Managers, L.P. (“Natixis”) and affiliates in various amounts. These amounts are as follows:

Funds	Amount
Sustainable Future 2015 Fund	$4,000,000
Sustainable Future 2020 Fund	4,000,000
Sustainable Future 2025 Fund	3,000,000
Sustainable Future 2030 Fund	2,500,000
Sustainable Future 2035 Fund	2,500,000
Sustainable Future 2040 Fund	2,500,000
Sustainable Future 2045 Fund	2,000,000
Sustainable Future 2050 Fund	2,000,000
Sustainable Future 2055 Fund	2,000,000
Sustainable Future 2060 Fund	2,000,000

Each fund offers Class N shares. Class Y shares are not currently available for purchase.

Class N shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are offered with an initial minimum investment of $1,000,000. Certain categories of investors are exempted from the minimum investment amounts for Class N as outlined in the Funds’ prospectus.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”) and Natixis ETF Trust.

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to year-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Valuation.  Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid

83  |

Notes to Financial Statements (continued)

January 31, 2018

quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Broker-dealer bid prices may be used to value unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Mutual funds are valued at net asset value.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Funds may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by a Fund.

b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis.

c.  Foreign Currency Translation.  The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income, and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities.

The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Federal and Foreign Income Taxes.  The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax period as of January 31, 2018 and has concluded

|  84

Notes to Financial Statements (continued)

January 31, 2018

that no provisions for income tax are required. Management is not aware of any events that are reasonably possible to occur in the next twelve months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or will be filed are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

e.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as distribution re-designations, non-deductible expenses and return of capital and capital gain distributions received. Permanent book and tax basis differences relating to shareholder distributions, net investment income and net realized gains will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, wash sales and return of capital distributions received. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the period ended January 31, 2018 were as follows:

	2018 Distributions Paid From:
Fund	Ordinary Income	Long-Term Capital Gains	Total
Sustainable Future 2015 Fund	$82,520	$200	$82,720
Sustainable Future 2020 Fund	76,766	234	77,000
Sustainable Future 2025 Fund	55,230	180	55,410
Sustainable Future 2030 Fund	45,873	177	46,050
Sustainable Future 2035 Fund	44,916	196	45,112
Sustainable Future 2040 Fund	42,750	225	42,975
Sustainable Future 2045 Fund	35,305	185	35,490
Sustainable Future 2050 Fund	34,740	180	34,920
Sustainable Future 2055 Fund	34,916	181	35,097
Sustainable Future 2060 Fund	34,831	185	35,016

Differences between these amounts and those reported in the Statements of Changes in Net Assets are primarily attributable to different book and tax treatment for short-term capital gains.

As of January 31, 2018, the components of distributable earnings on a tax basis were as follows:

	Sustainable Future 2015 Fund	Sustainable Future 2020 Fund	Sustainable Future 2025 Fund	Sustainable Future 2030 Fund	Sustainable Future 2035 Fund
Undistributed ordinary income	$53,815	$59,004	$39,215	$23,419	$21,348
Undistributed long-term capital gains	18	—	20	6	—

Total undistributed earnings	53,833	59,004	39,235	23,425	21,348

Unrealized appreciation	404,129	486,099	428,690	433,078	491,019

Total accumulated earnings	$457,962	$545,103	$467,925	$456,503	$512,367

85  |

Notes to Financial Statements (continued)

January 31, 2018

	Sustainable Future 2040 Fund	Sustainable Future 2045 Fund	Sustainable Future 2050 Fund	Sustainable Future 2055 Fund	Sustainable Future 2060 Fund
Undistributed ordinary income	$25,339	$16,986	$19,265	$17,337	$17,128
Undistributed long-term capital gains	1	8	14	13	8

Total undistributed earnings	25,340	16,994	19,279	17,350	17,136

Unrealized appreciation	532,116	455,223	464,399	466,126	468,898

Total accumulated earnings	$557,456	$472,217	$483,678	$483,476	$486,034

As of January 31, 2018, the cost of investments and unrealized appreciation (depreciation) on a federal tax basis were as follows:

	Sustainable Future 2015 Fund	Sustainable Future 2020 Fund	Sustainable Future 2025 Fund	Sustainable Future 2030 Fund	Sustainable Future 2035 Fund
Federal tax cost	$4,044,902	$4,036,419	$3,021,266	$2,540,163	$2,535,550

Gross tax appreciation	$454,271	$536,300	$465,693	$464,962	$523,688
Gross tax depreciation	(50,142)	(50,201)	(37,003)	(31,884)	(32,669)

Net tax appreciation	$404,129	486,099	428,690	433,078	491,019

	Sustainable Future 2040 Fund	Sustainable Future 2045 Fund	Sustainable Future 2050 Fund	Sustainable Future 2055 Fund	Sustainable Future 2060 Fund
Federal tax cost	$2,493,205	$2,038,846	$1,990,456	$1,989,662	$2,031,742

Gross tax appreciation	$563,756	$480,508	$489,077	$490,377	$493,654
Gross tax depreciation	(31,640)	(25,285)	(24,678)	(24,251)	(24,756)

Net tax appreciation	$532,116	$455,223	$464,399	$466,126	$468,898

f.  Indemnifications.  Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

|  86

Notes to Financial Statements (continued)

January 31, 2018

The following is a summary of the inputs used to value the Funds’ investments as of January 31, 2018, at value:

Natixis Sustainable Future 2015 Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$2,133,481	$—	$—	$2,133,481
Affiliated Mutual Funds	2,315,550	—	—	2,315,550

Total	$4,449,031	$—	$—	$4,449,031

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended January 31, 2018, there were no transfers among Levels 1, 2 and 3.

Natixis Sustainable Future 2020 Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$2,495,564	$—	$—	$2,495,564
Affiliated Mutual Funds	2,026,954	—	—	2,026,954

Total	$4,522,518	$—	$—	$4,522,518

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended January 31, 2018, there were no transfers among Levels 1, 2 and 3.

Natixis Sustainable Future 2025 Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$2,171,858	$—	$—	$2,171,858
Affiliated Mutual Funds	1,278,098	—	—	1,278,098

Total	$3,449,956	$—	$—	$3,449,956

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended January 31, 2018, there were no transfers among Levels 1, 2 and 3.

Natixis Sustainable Future 2030 Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$2,169,974	$—	$—	$2,169,974
Affiliated Mutual Funds	803,267	—	—	803,267

Total	$2,973,241	$—	$—	$2,973,241

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended January 31, 2018, there were no transfers among Levels 1, 2 and 3.

Natixis Sustainable Future 2035 Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$2,454,127	$—	$—	$2,454,127
Affiliated Mutual Funds	572,442	—	—	572,442

Total	$3,026,569	$—	$—	$3,026,569

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended January 31, 2018, there were no transfers among Levels 1, 2 and 3.

87  |

Notes to Financial Statements (continued)

January 31, 2018

Natixis Sustainable Future 2040 Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$2,638,561	$—	$—	$2,638,561
Affiliated Mutual Funds	386,760	—	—	386,760

Total	$3,025,321	$—	$—	$3,025,321

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended January 31, 2018, there were no transfers among Levels 1, 2 and 3.

Natixis Sustainable Future 2045 Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$2,276,812	$—	$—	$2,276,812
Affiliated Mutual Funds	217,257	—	—	217,257

Total	$2,494,069	$—	$—	$2,494,069

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended January 31, 2018, there were no transfers among Levels 1, 2 and 3.

Natixis Sustainable Future 2050 Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$2,288,653	$—	$—	$2,288,653
Affiliated Mutual Funds	166,202	—	—	166,202

Total	$2,454,855	$—	$—	$2,454,855

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended January 31, 2018, there were no transfers among Levels 1, 2 and 3.

Natixis Sustainable Future 2055 Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$2,293,141	$—	$—	$2,293,141
Affiliated Mutual Funds	162,647	—	—	162,647

Total	$2,455,788	$—	$—	$2,455,788

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended January 31, 2018, there were no transfers among Levels 1, 2 and 3.

Natixis Sustainable Future 2060 Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$2,336,658	$—	$—	$2,336,658
Affiliated Mutual Funds	163,982	—	—	163,982

Total	$2,500,640	$—	$—	$2,500,640

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended January 31, 2018, there were no transfers among Levels 1, 2 and 3.

|  88

Notes to Financial Statements (continued)

January 31, 2018

4.  Purchases and Sales of Securities.  For the period ended January 31, 2018, purchases and sales of securities (excluding short-term investments and U.S. Government/Agency securities and including paydowns) were as follows:

Fund	Purchases	Sales
Sustainable Future 2015 Fund	$4,583,372	$623,068
Sustainable Future 2020 Fund	4,587,823	636,379
Sustainable Future 2025 Fund	3,468,051	505,063
Sustainable Future 2030 Fund	2,880,978	380,159
Sustainable Future 2035 Fund	2,868,357	368,654
Sustainable Future 2040 Fund	2,845,768	391,195
Sustainable Future 2045 Fund	2,373,511	362,808
Sustainable Future 2050 Fund	2,336,423	376,078
Sustainable Future 2055 Fund	2,334,553	373,247
Sustainable Future 2060 Fund	2,373,242	369,482

5.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  Natixis Advisors, L.P. (“Natixis Advisors”), serves as investment adviser to each Fund through its Active Index Advisers (“AIA”) Division. Natixis Advisors is a wholly-owned subsidiary of Natixis, which is part of Natixis Investment Managers, an international asset management group based in Paris, France. Under the terms of the management agreements, each Fund pays a management fee calculated daily and payable monthly, based on each Fund’s average daily net assets.

Natixis Advisors has entered into a subadvisory agreement with Natixis Asset Management U.S., LLC (“Natixis AM US”) with respect to the Mirova Global Sustainable Equity Segment and Mirova Carbon Neutral U.S. Equity Segment of each Fund. Natixis AM US is a subsidiary of Natixis Asset Management, which is in turn a subsidiary of Natixis Investment Managers.

Natixis Advisors has also entered into a subadvisory agreement with Wilshire Associates Incorporated (“Wilshire”), pursuant to which Wilshire performs certain asset allocation, glide path monitoring and compliance responsibilities for each Fund.

The aggregate advisory fee to be paid by each Fund is equal to the sum of: (i) 0.165% of the average daily net assets of the AIA U.S. Large Cap Value ESG Segment, payable to Natixis Advisors as adviser; (ii) 0.50% of the average daily net assets of the Mirova Global Sustainable Equity Segment; (iii) 0.25% of the average daily net assets of the Mirova Carbon Neutral U.S. Equity Segment, each payable to Natixis AM US as sub-adviser; and (iv) the greater of an asset based fee calculated by multiplying the Fund’s average daily net assets by a rate based on the combined average daily net assets of all the Funds, equal to 0.08% of the first $250 million, 0.07% of the next $250 million, 0.06% of the next $750 million and 0.03% of amounts exceeding $1.25 billion of the combined average daily net assets of the Funds, or the Fund’s allocable portion of a minimum annual fee of $250,000 which applies to the Funds in the aggregate, payable to Wilshire as sub-adviser.

Payments to Natixis Advisors are reduced by the amount of payments to the subadvisers.

Natixis Advisors has given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of brokerage expenses, interest expense, taxes, organizational and extraordinary expenses, such as litigation and indemnification expenses. These undertakings are in effect until May 31, 2018, may be terminated before then only with the consent of the Funds’ Board of Trustees, and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.

For the period ended January 31, 2018, the Funds’ expense limit as a percentage of average daily net assets under the expense limitation agreements was 0.65%, including expenses of the underlying funds in which each Fund invests.

Natixis Advisors shall be permitted to recover expenses it has borne under the expense limitation agreements (whether through waiver of its management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

89  |

Notes to Financial Statements (continued)

January 31, 2018

For the period ended January 31, 2018, the management fees and waivers of management fees for each Fund were as follows:

	Gross Management Fees	Contractual Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
Fund				Gross	Net
Sustainable Future 2015 Fund	$41,852	$41,852	$—	1.07%	—%
Sustainable Future 2020 Fund	43,406	43,406	—	1.10%	—%
Sustainable Future 2025 Fund	33,724	33,724	—	1.13%	—%
Sustainable Future 2030 Fund	29,285	29,285	—	1.17%	—%
Sustainable Future 2035 Fund	30,342	30,342	—	1.20%	—%
Sustainable Future 2040 Fund	31,028	31,028	—	1.22%	—%
Sustainable Future 2045 Fund	25,422	25,422	—	1.24%	—%
Sustainable Future 2050 Fund	25,588	25,588	—	1.25%	—%
Sustainable Future 2055 Fund	25,613	25,613	—	1.25%	—%
Sustainable Future 2060 Fund	25,683	25,683	—	1.25%	—%

[1]	Management fee waiver is subject to possible recovery until January 31, 2019.

For the period ended January 31, 2018, expenses have been reimbursed as follows:

Fund	Reimbursement[2]
Sustainable Future 2015 Fund	$82,788
Sustainable Future 2020 Fund	81,386
Sustainable Future 2025 Fund	84,013
Sustainable Future 2030 Fund	84,344
Sustainable Future 2035 Fund	82,848
Sustainable Future 2040 Fund	81,748
Sustainable Future 2045 Fund	84,172
Sustainable Future 2050 Fund	84,154
Sustainable Future 2055 Fund	83,948
Sustainable Future 2060 Fund	84,041

[2]	Contractual expense reimbursements are subject to possible recovery until January 31, 2019.

No expenses were recovered during the period ended January 31, 2018 under the terms of the expense limitation agreement.

b.  Service and Distribution Fees.  Natixis Distribution, L.P. (“Natixis Distribution”), which is a wholly-owned subsidiary of Natixis, has entered into a distribution agreement with the Trust. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trust. Natixis Distribution currently is not paid a fee for serving as distributor for the Funds.

c.  Administrative Fees.  Natixis Advisors provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trust and Natixis Advisors, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0350% of the next $30 billion and 0.0325% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust of $10 million, which is reevaluated on an annual basis.

|  90

Notes to Financial Statements (continued)

January 31, 2018

For the period ended January 31, 2018, the administrative fees for each Fund were as follows:

Fund	Administrative Fees
Sustainable Future 2015 Fund	$1,733
Sustainable Future 2020 Fund	1,752
Sustainable Future 2025 Fund	1,322
Sustainable Future 2030 Fund	1,111
Sustainable Future 2035 Fund	1,124
Sustainable Future 2040 Fund	1,127
Sustainable Future 2045 Fund	909
Sustainable Future 2050 Fund	907
Sustainable Future 2055 Fund	909
Sustainable Future 2060 Fund	911

d.  Trustees Fees and Expenses.  The Trusts do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $340,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $170,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee and the chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $20,000. The chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $12,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

Prior to January 1, 2018, the Chairperson of the Board received a retainer fee at the annual rate of $325,000 and each Independent Trustee (other than the Chairperson) received, in the aggregate, a retainer fee at the annual rate of $155,000, the chairperson of the Contract Review Committee and Audit Committee each received an additional retainer fee at the annual rate of $17,500 and the chairperson of the Governance Committee received an additional retainer fee at the annual rate of $10,000 All other Trustee fees remained unchanged.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

91  |

Notes to Financial Statements (continued)

January 31, 2018

e.  Affiliated Ownership.  As of January 31, 2018, the percentage of each Fund’s net assets owned by Natixis and affiliates is as follows:

Percentage of Net Assets
Natixis Sustainable Future 2015 Fund	100.0%
Natixis Sustainable Future 2020 Fund	100.0%
Natixis Sustainable Future 2025 Fund	100.0%
Natixis Sustainable Future 2030 Fund	98.7%
Natixis Sustainable Future 2035 Fund	98.0%
Natixis Sustainable Future 2040 Fund	100.0%
Natixis Sustainable Future 2045 Fund	97.3%
Natixis Sustainable Future 2050 Fund	100.0%
Natixis Sustainable Future 2055 Fund	99.2%
Natixis Sustainable Future 2060 Fund	97.5%

Investment activities of affiliated shareholders could have material impacts on the Funds.

f.  Affiliated Fund Transactions.  A summary of affiliated fund transactions for each underlying fund held by the Funds for the period ended January 31, 2018, is as follows:

Sustainable Future 2015 Fund

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$—	$504,009	$437	$—	$(3,925)	$499,647	$9,232
Loomis Sayles Limited Term Government and Agency Fund, Class N	—	556,481	1,384	(4)	(7,905)	547,188	9,428
Mirova Global Green Bond Fund, Class N	—	1,284,640	1,427	6	(14,504)	1,268,715	23,307

	$—	$2,345,130	$3,248	$2	$(26,334)	$2,315,550	$41,967

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Sustainable Future 2020 Fund

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$—	$279,149	$301	$—	$(2,244)	$276,604	$6,186
Loomis Sayles Limited Term Government and Agency Fund, Class N	—	517,526	1,252	(3)	(7,311)	508,960	8,684
Mirova Global Green Bond Fund, Class N	—	1,256,716	1,315	6	(14,017)	1,241,390	20,941

	$—	$2,053,391	$2,868	$3	$(23,572)	$2,026,954	$35,811

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

|  92

Notes to Financial Statements (continued)

January 31, 2018

Sustainable Future 2025 Fund

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$—	$179,218	$181	$—	$(1,428)	$177,609	$3,905
Loomis Sayles Limited Term Government and Agency Fund, Class N	—	326,532	1,034	(3)	(4,572)	320,923	5,385
Mirova Global Green Bond Fund, Class N	—	789,288	770	3	(8,955)	779,566	13,399

	$—	$1,295,038	$1,985	$—	$(14,955)	$1,278,098	$22,689

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Sustainable Future 2030 Fund

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$—	$156,190	$158	$—	$(1,228)	$154,804	$3,333
Loomis Sayles Limited Term Government and Agency Fund, Class N	—	189,308	714	(2)	(2,627)	185,965	3,042
Mirova Global Green Bond Fund, Class N	—	468,644	480	2	(5,668)	462,498	8,308

	$—	$814,142	$1,352	$—	$(9,523)	$803,267	$14,683

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Sustainable Future 2035 Fund

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$—	$128,608	$133	$—	$(1,013)	$127,462	$2,736
Loomis Sayles Limited Term Government and Agency Fund, Class N	—	129,879	496	(1)	(1,802)	127,580	2,057
Mirova Global Green Bond Fund, Class N	—	321,940	338	1	(4,203)	317,400	5,806

	$—	$580,427	$967	$—	$(7,018)	$572,442	$10,599

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

93  |

Notes to Financial Statements (continued)

January 31, 2018

Sustainable Future 2040 Fund

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$—	$130,123	$140	$—	$(1,009)	$128,974	$2,682
Loomis Sayles Limited Term Government and Agency Fund, Class N	—	65,968	311	(1)	(897)	64,759	1,023
Mirova Global Green Bond Fund, Class N	—	195,548	208	1	(2,314)	193,027	3,339

	$—	$391,639	$659	$—	$(4,220)	$386,760	$7,044

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Sustainable Future 2045 Fund

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$—	$54,962	$110	$1	$(439)	$54,414	$1,132
Loomis Sayles Limited Term Government and Agency Fund, Class N	—	55,497	273	(1)	(759)	54,464	841
Mirova Global Green Bond Fund, Class N	—	110,129	220	3	(1,533)	108,379	1,973

	$—	$220,588	$603	$3	$(2,731)	$217,257	$3,946

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Sustainable Future 2050 Fund

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$—	$55,906	$57	$—	$(425)	$55,424	$1,099
Loomis Sayles Limited Term Government and Agency Fund, Class N	—	28,355	149	—	(377)	27,829	419
Mirova Global Green Bond Fund, Class N	—	84,061	85	—	(1,027)	82,949	1,391

	$—	$168,322	$291	$—	$(1,829)	$166,202	$2,909

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

|  94

Notes to Financial Statements (continued)

January 31, 2018

Sustainable Future 2055 Fund

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$—	$54,791	$57	$—	$(420)	$54,314	$1,126
Loomis Sayles Limited Term Government and Agency Fund, Class N	—	27,719	149	—	(380)	27,190	422
Mirova Global Green Bond Fund, Class N	—	82,327	85	—	(1,099)	81,143	1,458

	$—	$164,837	$291	$—	$(1,899)	$162,647	$3,006

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Sustainable Future 2060 Fund

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$—	$55,473	$289	$4	$(428)	$54,760	$1,137
Loomis Sayles Limited Term Government and Agency Fund, Class N	—	27,955	160	—	(382)	27,413	423
Mirova Global Green Bond Fund, Class N	—	83,086	117	1	(1,161)	81,809	1,490

	$—	$166,514	$566	$5	$(1,971)	$163,982	$3,050

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

g.  Acquired Fund Fees and Expenses.  Each Fund will indirectly realize its pro rata share of the fees and expenses of the underlying funds in which it invests. These fees and expenses are reflected in the valuation of the underlying funds.

6.  Line of Credit.  Each Fund, together with certain other funds of Natixis Funds Trusts and Loomis Sayles Funds Trusts, entered into a 364-day, $400,000,000 syndicated, committed, unsecured line of credit with Citibank, N.A. to be used for temporary or emergency purposes only. Any one Fund may borrow up to the full $400,000,000 under the line of credit (as long as all borrowings by all Funds in the aggregate do not exceed the $400,000,000 limit at any time) subject to each Fund’s investment restrictions. Interest is charged to the Funds at a rate equal to the greater of the eurodollar or the federal funds rate plus 1.00%. In addition, a commitment fee of 0.15% per annum, payable on the last business day of each month, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. The Funds paid an arrangement fee, an upfront fee, and other fees in connection with the new line of credit agreement, which are being amortized over a period of 364 days and are reflected as miscellaneous expenses on the Statements of Operations. The unamortized balance is reflected as prepaid expenses on the Statements of Assets and Liabilities.

For the period ended January 31, 2018, none of the Funds had borrowings under these agreements.

95  |

Notes to Financial Statements (continued)

January 31, 2018

7.  Capital Shares.  Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

Sustainable Future 2015 Fund

	Period Ended January 31, 2018(a)
	Shares	Amount
Class N
Issued from the sale of shares	400,000	$4,000,000
Issued in connection with the reinvestment of distributions	7,617	82,720

Net change	407,617	$4,082,720

Increase (decrease) from capital share transactions	407,617	$4,082,720

(a)	From commencement of operations on February 28, 2017 through January 31, 2018.

Sustainable Future 2020 Fund

	Period Ended January 31, 2018(a)
	Shares	Amount
Class N
Issued from the sale of shares	400,000	$4,000,000
Issued in connection with the reinvestment of distributions	6,987	77,000

Net change	406,987	$4,077,000

Increase (decrease) from capital share transactions	406,987	$4,077,000

(a)	From commencement of operations on February 28, 2017 through January 31, 2018.

Sustainable Future 2025 Fund

	Period Ended January 31, 2018(a)
	Shares	Amount
Class N
Issued from the sale of shares	300,000	$3,000,000
Issued in connection with the reinvestment of distributions	4,970	55,410

Net change	304,970	$3,055,410

Increase (decrease) from capital share transactions	304,970	$3,055,410

(a)	From commencement of operations on February 28, 2017 through January 31, 2018.

Sustainable Future 2030 Fund

	Period Ended January 31, 2018(a)
	Shares	Amount
Class N
Issued from the sale of shares	253,127	$2,535,735
Issued in connection with the reinvestment of distributions	4,065	46,050

Net change	257,192	$2,581,785

Increase (decrease) from capital share transactions	257,192	$2,581,785

(a)	From commencement of operations on February 28, 2017 through January 31, 2018.

|  96

Notes to Financial Statements (continued)

January 31, 2018

7. Capital Shares (continued).

Sustainable Future 2035 Fund

	Period Ended January 31, 2018(a)
	Shares	Amount
Class N
Issued from the sale of shares	255,121	$2,559,157
Issued in connection with the reinvestment of distributions	3,926	45,112

Net change	259,047	$2,604,269

Increase (decrease) from capital share transactions	259,047	$2,604,269

(a)	From commencement of operations on February 28, 2017 through January 31, 2018.

Sustainable Future 2040 Fund

	Period Ended January 31, 2018(a)
	Shares	Amount
Class N
Issued from the sale of shares	250,000	$2,500,000
Issued in connection with the reinvestment of distributions	3,698	42,975

Net change	253,698	$2,542,975

Increase (decrease) from capital share transactions	253,698	$2,542,975

(a)	From commencement of operations on February 28, 2017 through January 31, 2018.

Sustainable Future 2045 Fund

	Period Ended January 31, 2018(a)
	Shares	Amount
Class N
Issued from the sale of shares	205,579	$2,065,500
Issued in connection with the reinvestment of distributions	3,036	35,490

Net change	208,615	$2,100,990

Increase (decrease) from capital share transactions	208,615	$2,100,990

(a)	From commencement of operations on February 28, 2017 through January 31, 2018.

Sustainable Future 2050 Fund

	Period Ended January 31, 2018(a)
	Shares	Amount
Class N
Issued from the sale of shares	200,001	$2,000,000
Issued in connection with the reinvestment of distributions	2,974	34,920

Net change	202,975	$2,034,920

Increase (decrease) from capital share transactions	202,975	$2,034,920

(a)	From commencement of operations on February 28, 2017 through January 31, 2018.

97  |

Notes to Financial Statements (continued)

January 31, 2018

7. Capital Shares (continued).

Sustainable Future 2055 Fund

	Period Ended January 31, 2018(a)
	Shares	Amount
Class N
Issued from the sale of shares	202,063	$2,024,247
Issued in connection with the reinvestment of distributions	2,990	35,097
Redeemed	(347)	(4,091)

Net change	204,706	$2,055,253

Increase (decrease) from capital share transactions	204,706	$2,055,253

(a)	From commencement of operations on February 28, 2017 through January 31, 2018.

Sustainable Future 2060 Fund

	Period Ended January 31, 2018(a)
	Shares	Amount
Class N
Issued from the sale of shares	205,877	$2,069,219
Issued in connection with the reinvestment of distributions	2,983	35,016
Redeemed	(849)	(9,947)

Net change	208,011	$2,094,288

Increase (decrease) from capital share transactions	208,011	$2,094,288

(a)	From commencement of operations on February 28, 2017 through January 31, 2018.

8.  Subsequent Event.  Effective April 3, 2018, Natixis Asset Management and Natixis AM US will be renamed Ostrum Asset Management and Ostrum Asset Management U.S., LLC, respectively.

|  98

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Natixis Funds Trust IV and Shareholders of Natixis Sustainable Future 2015 Fund, Natixis Sustainable Future 2020 Fund, Natixis Sustainable Future 2025 Fund, Natixis Sustainable Future 2030 Fund, Natixis Sustainable Future 2035 Fund, Natixis Sustainable Future 2040 Fund, Natixis Sustainable Future 2045 Fund, Natixis Sustainable Future 2050 Fund, Natixis Sustainable Future 2055 Fund, and Natixis Sustainable Future 2060 Fund:

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Natixis Sustainable Future 2015 Fund, Natixis Sustainable Future 2020 Fund, Natixis Sustainable Future 2025 Fund, Natixis Sustainable Future 2030 Fund, Natixis Sustainable Future 2035 Fund, Natixis Sustainable Future 2040 Fund, Natixis Sustainable Future 2045 Fund, Natixis Sustainable Future 2050 Fund, Natixis Sustainable Future 2055 Fund, and Natixis Sustainable Future 2060 Fund (ten of the funds constituting the Natixis Funds Trust IV, hereafter collectively referred to as the “Funds”) as of January 31, 2018, the related statements of operations and changes in net assets, including the related notes, and each of the financial highlights for the period February 28, 2017 (commencement of operations) through January 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of January 31, 2018, the results of their operations and changes in their net assets, and each of the financial highlights for the period February 28, 2017 through January 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of January 31, 2018 by correspondence with the custodian and transfer agent. We believe that our audit provides a reasonable basis for our opinions.

/s/  PricewaterhouseCoopers LLP

Boston, Massachusetts

March 23, 2018

We have served as the auditor of one or more investment companies in the Natixis Investment Company Complex since at least 1995. We have not determined the specific year we began serving as auditor.

99  |

2018 U.S. Tax Distribution Information to Shareholders (Unaudited)

Qualified Dividend Income.  For the calendar year ended December 31, 2017, a percentage of the ordinary income dividends paid by the Funds are considered qualified dividend income eligible for reduced tax rates. These lower rates range from 0% to 20% depending on an individual’s tax bracket. If the Funds paid a distribution during calendar year 2017, complete information will be reported in conjunction with Form 1099-DIV. These percentages are noted below:

Fund	Qualifying Percentage
Sustainable Future 2015 Fund	33.72%
Sustainable Future 2020 Fund	41.35%
Sustainable Future 2025 Fund	47.53%
Sustainable Future 2030 Fund	54.97%
Sustainable Future 2035 Fund	62.91%
Sustainable Future 2040 Fund	71.24%
Sustainable Future 2045 Fund	71.50%
Sustainable Future 2050 Fund	74.22%
Sustainable Future 2055 Fund	72.59%
Sustainable Future 2060 Fund	73.84%

Corporate Dividends Received Deduction.  For the period ended January 31, 2018, a percentage of dividends distributed by the Funds listed below qualify for the dividends received deduction for corporate shareholders. These percentages are as follows:

Fund	Qualifying Percentage
Sustainable Future 2015 Fund	12.40%
Sustainable Future 2020 Fund	13.93%
Sustainable Future 2025 Fund	0.00%
Sustainable Future 2030 Fund	21.72%
Sustainable Future 2035 Fund	25.30%
Sustainable Future 2040 Fund	26.77%
Sustainable Future 2045 Fund	28.44%
Sustainable Future 2050 Fund	27.86%
Sustainable Future 2055 Fund	28.69%
Sustainable Future 2060 Fund	28.94%

Capital Gains Distributions.  Pursuant to Internal Revenue Section 852(b), the following Funds paid distributions, which have been designated as capital gains distributions for the period ended January 31, 2018.

Fund	Amount
Sustainable Future 2015 Fund	$200
Sustainable Future 2020 Fund	234
Sustainable Future 2025 Fund	180
Sustainable Future 2030 Fund	177
Sustainable Future 2035 Fund	196
Sustainable Future 2040 Fund	225
Sustainable Future 2045 Fund	185
Sustainable Future 2050 Fund	180
Sustainable Future 2055 Fund	181
Sustainable Future 2060 Fund	185

|  100

Special Meeting of Shareholders. (Unaudited)

A special meeting of shareholders of the Trust was held on December 4, 2017 to consider a proposal to elect thirteen Trustees to the Board of Trustees. The proposal was approved by shareholders of the Trust. The results of the shareholder vote were as follows:

Nominee	Voted “FOR”*	Withheld*
Kevin P. Charleston	10,614,558.172	2,641.455
Kenneth A. Drucker	10,593,499.172	23,700.455
Edmond J. English	10,614,557.162	2,642.465
David L. Giunta	10,614,537.172	2,662.455
Richard A. Goglia	10,614,557.162	2,642.465
Wendell J. Knox	10,614,558.172	2,641.455
Martin T. Meehan	10,614,557.162	2,642.465
Maureen B. Mitchell	10,616,850.627	349.000
Sandra O. Moose**	10,616,731.637	467.990
James P. Palermo	10,614,557.162	2,642.465
Erik R. Sirri	10,614,557.162	2,642.465
Peter J. Smail	10,614,558.172	2,641.455
Cynthia L. Walker	10,616,870.617	329.010

*	Trust-wide voting results.
**	Ms. Moose retired as a Trustee effective January 1, 2018.

101  |

Trustee and Officer Information

The tables below provide certain information regarding the trustees and officers of Natixis Trust IV (the “Trust”). Unless otherwise indicated, the address of all persons below is 888 Boylston Street, Suite 800, Boston, MA 02199-8197. The Funds’ Statement of Additional Information includes additional information about the trustees of the Trust and is available by calling Natixis Funds at 800-225-5478.

Name and Year of Birth	Position(s) Held with the Trust, Length of Time Served and Term of Office[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen[2] and Other Directorships Held During Past 5 Years	Experience, Qualifications, Attributes, Skills for Board Membership

INDEPENDENT TRUSTEES

Kenneth A. Drucker (1945)	Chairperson of the Board of Trustees since January 2017 Trustee since 2008 Ex Officio member of Audit Committee, Contract Review Committee and Governance Committee	Retired	54 None	Significant experience on the Board and on the boards of other business organizations (including at investment companies); executive experience (including as treasurer of an aerospace, automotive, and metal manufacturing corporation)

Edmond J. English (1953)	Trustee since 2013 Audit Committee Member and Governance Committee Member	Executive Chairman; formerly, Chief Executive Officer of Bob’s Discount Furniture (retail)	54 Director, Burlington Stores, Inc. (retail)	Significant experience on the Board and significant experience on the boards of other business organizations (including retail companies and a bank); executive experience (including at a retail company)

Richard A. Goglia (1951)	Trustee since 2015 Audit Committee Member	Retired; formerly Vice President and Treasurer of Raytheon Company (defense)	54 None	Experience on the Board and executive experience (including his role as vice president and treasurer of a defense company and experience at a financial services company)

|  102

Trustee and Officer Information

Name and Year of Birth	Position(s) Held with the Trust, Length of Time Served and Term of Office[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen[2] and Other Directorships Held During Past 5 Years	Experience, Qualifications, Attributes, Skills for Board Membership

INDEPENDENT TRUSTEES – continued

Wendell J. Knox (1948)	Trustee since 2009 Contract Review Committee Member and Governance Committee Member	Director of Abt Associates Inc. (research and consulting)	54 Director, Eastern Bank (bank); Director, The Hanover Insurance Group (property and casualty insurance)	Significant experience on the Board and on the boards of other business organizations (including at a bank and at a property and casualty insurance firm); executive experience (including roles as president and chief executive officer of a research and consulting company)

Martin T. Meehan (1956)	Trustee since 2012 Audit Committee Member	President, University of Massachusetts; formerly, Chancellor and faculty member, University of Massachusetts Lowell	54 None	Significant experience on the Board and on the boards of other business organizations; experience as President of the University of Massachusetts; government experience (including as a member of the U.S. House of Representatives); academic experience

Maureen B. Mitchell[3] (1951)	Trustee since 2017 Contract Review Committee Member	Retired; formerly President, Global Sales and Marketing, GE Asset Management, Inc. (financial services)	54 None	Experience on the Board; financial services industry and executive experience (including role as president of global sales and marketing at a financial services company)

James P. Palermo (1955)	Trustee since 2016 Contract Review Committee Member	Founding Partner, Breton Capital Management, LLC (private equity); Partner, STEP Partners, LLC (private equity); formerly, Chief Executive Officer of Global Client Management of The Bank of New York Mellon Corporation	54 None	Experience on the Board; financial services industry and executive experience (including roles as chief executive officer of client management and asset servicing for a banking and financial services company)

103  |

Trustee and Officer Information

Name and Year of Birth	Position(s) Held with the Trust, Length of Time Served and Term of Office[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen[2] and Other Directorships Held During Past 5 Years	Experience, Qualifications, Attributes, Skills for Board Membership

INDEPENDENT TRUSTEES – continued

Erik R. Sirri (1958)	Trustee since 2009 Chairperson of the Audit Committee	Professor of Finance at Babson College	54 None	Significant experience on the Board; experience as Director of the Division of Trading and Markets at the Securities and Exchange Commission; academic experience; training as an economist

Peter J. Smail (1952)	Trustee since 2009 Chairperson of the Contract Review Committee and Governance Committee Member	Retired	54 None	Significant experience on the Board; mutual fund industry and executive experience (including roles as president and chief executive officer for an investment adviser)

Cynthia L. Walker (1956)	Trustee since 2005 Chairperson of the Governance Committee and Audit Committee Member	Deputy Dean for Finance and Administration, Yale University School of Medicine	54 None	Significant experience on the Board; executive experience in a variety of academic organizations (including roles as dean for finance and administration)

|  104

Trustee and Officer Information

Name and Year of Birth	Position(s) Held with the Trust, Length of Time Served and Term of Office[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen[2] and Other Directorships Held During Past 5 Years	Experience, Qualifications, Attributes, Skills for Board Membership

INTERESTED TRUSTEES

Kevin P. Charleston[4] (1965) One Financial Center Boston, MA 02111	Trustee since 2015	President, Chief Executive Officer and Chairman of the Board of Directors; formerly, Chief Financial Officer, Loomis, Sayles & Company, L.P.	54 None	Experience on the Board; continuing service as President, Chief Executive Officer and Chairman of the Board of Directors of Loomis, Sayles & Company, L.P.

David L. Giunta[5] (1965)	Trustee since 2011 President and Chief Executive Officer since 2008	President and Chief Executive Officer, Natixis Advisors, L.P., Natixis Distribution, L.P., Natixis Distribution Corporation and Chairman of the Board of Natixis Distribution Corporation	54 None	Significant experience on the Board; experience as President and Chief Executive Officer, Natixis Advisors, L.P., Natixis Distribution, L.P., Natixis Distribution Corporation and Chairman of the Board of Natixis Distribution Corporation

[1]	Each trustee serves until retirement, resignation or removal from the Board. The current retirement age is 75. The position of Chairperson of the Board is appointed for a three-year term.

[2]

The trustees of the Trust serve as trustees of a fund complex that includes all series of the Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (collectively, the “Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (collectively, the “Loomis Sayles Funds Trusts”) and Natixis ETF Trust (collectively, the “Fund Complex”).

[3]	Ms. Mitchell was appointed as a Trustee effective July 1, 2017.

[4]

Mr. Charleston is deemed an “interested person” of the Trust because he holds the following positions with an affiliated person of the Trust: President, Chief Executive Officer and Chairman of the Board of Directors of Loomis, Sayles & Company, L.P.

[5]

Mr. Giunta is deemed an “interested person” of the Trust because he holds the following positions with an affiliated person of the Trust: President and Chief Executive Officer, Natixis Advisors, L.P., Natixis Distribution, L.P., Natixis Distribution Corporation and Chairman of the Board of Natixis Distribution Corporation.

105  |

Trustee and Officer Information

Name and Year of Birth	Position(s) Held with the Trust	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years[2]

OFFICERS OF THE TRUST

Russell L. Kane (1969)	Secretary, Clerk and Chief Legal Officer	Since 2016	Executive Vice President, General Counsel, Secretary and Clerk, Natixis Distribution Corporation, Natixis Advisors, L.P. and Natixis Distribution, L.P.; formerly, Chief Compliance Officer for Mutual Funds, Senior Vice President, Deputy General Counsel, Assistant Secretary and Assistant Clerk, Natixis Distribution Corporation, Natixis Advisors, L.P. and Natixis Distribution, L.P.

Michael C. Kardok (1959)	Treasurer, Principal Financial and Accounting Officer	Since 2004	Senior Vice President, Natixis Advisors, L.P. and Natixis Distribution, L.P.

Rosa Licea-Mailloux (1976)	Chief Compliance Officer, Assistant Secretary and Anti-Money Laundering Officer	Since 2016	Senior Vice President, Deputy General Counsel, Assistant Secretary and Assistant Clerk, Natixis Distribution Corporation, Natixis Advisors, L.P. and Natixis Distribution, L.P.; formerly, Associate General Counsel, Natixis Distribution, L.P.

[1]

Each officer of the Trust serves for an indefinite term in accordance with the Trust’s current by-laws until the date his or her successor is elected and qualified, or until he or she sooner dies, retires, is removed or becomes disqualified.

[2]

Each person listed above, except as noted, holds the same position(s) with the Fund Complex. Previous positions during the past five years with Natixis Distribution, L.P., Natixis Advisors, L.P. or Loomis, Sayles & Company, L.P. are omitted, if not materially different from an officer’s current position with such entity.

|  106

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer and persons performing similar functions. There have been no amendments or waivers of the Registrant’s code of ethics during the period.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has established an audit committee. Mr. Edmond J. English, Richard A. Goglia, Mr. Martin T. Meehan, Mr. Erik R. Sirri and Ms. Cynthia L. Walker are members of the audit committee and have been designated as “audit committee financial experts” by the Board of Trustees. Each of these individuals is also an Independent Trustee of the Registrant.

Item 4. Principal Accountant Fees and Services.

Fees billed by the Principal Accountant for services rendered to the Registrant.

The table below sets forth fees billed by the principal accountant, PricewaterhouseCoopers LLP, for the past two fiscal years for professional services rendered in connection with a) the audit of the Registrant’s annual financial statements and services provided in connection with regulatory filings; b) audit-related services (including services that are reasonably related to the performance of the audit of the Registrant’s financial statements but not reported under “Audit Fees”); c) tax compliance, tax advice and tax planning; and d) all other fees billed for professional services rendered by the principal accountant to the Registrant, other than the services provided reported as a part of (a) through (c) of this Item.

	Audit fees		Audit-related fees[1]		Tax fees[2]		All other fees
	2/1/16-1/31/17	2/1/17-1/31/18	2/1/16-1/31/17	2/1/17-1/31/18	2/1/16-1/31/17	2/1/17-1/31/18	2/1/16-1/31/17	2/1/17-1/31/18
Natixis Funds Trust IV*	$49,367	$349,597	$34	$1,274	$15,703	$78,003	$—	$—

*	Fiscal year-end 12/31/2018 includes the addition of 10 Natixis Sustainable Future Funds, which commenced operations on 2/28/2017.

1.	Audit-related fees consist of:

Year-end 1/31/2017 and 1/31/2018– Performance of agreed-upon procedures related to the Registrant’s deferred compensation plan

1/31/2018 – Prospectus Consent

2.	Tax fees consist of:

Year-end 1/31/17 and 1/31/18 – review of the Registrant’s tax returns

Aggregate fees billed to the Registrant for non-audit services during the fiscal years ended 1/31/2017 and 1/31/2018 were $15,737 and $79,277 respectively.

Fees billed by the Principal Accountant for services rendered to the Adviser and Control Affiliates.

The following table sets forth the fees billed by the Registrant’s principal accountant for non-audit services rendered to AEW Capital Management, L.P (“AEW”), Natixis Advisors, L.P. (“Natixis Advisors”), and entities controlling, controlled by or under common control with AEW and Natixis Advisors (“Control Affiliates”) that provide ongoing services to the Registrant, for engagements that related directly to the operations and financial reporting of the Registrant for the last two fiscal years.

	Audit-related fees		Tax fees		All other fees
	2/1/16-1/31/17	2/1/17-1/31/18	2/1/16-1/31/17	2/1/17-1/31/18	2/1/16-1/31/17	2/1/17-1/31/18
Control Affiliates	$—	$—	$—	$—	$—	$—

The following table sets forth the aggregate fees billed by the Registrant’s principal accountant for non-audit services rendered to AEW, Natixis Advisors, and Control Affiliates that provide ongoing services to the Registrant, for the last two fiscal years, including the fees disclosed in the table above.

	Aggregate Non-Audit Fees
	2/1/16-1/31/17	2/1/17-1/31/18
Control Affiliates	$127,500	$77,000

None of the services described above were approved pursuant to (c)(7)(i)(C) of Regulation S-X.

Audit Committee Pre-Approval Policies.

Annually, the Registrant’s Audit Committee reviews the audit, audit-related, tax and other non-audit services together with the projected fees, for services proposed to be rendered to the Registrant and/or other entities for which pre-approval is required during the upcoming year. Any subsequent revisions to already pre-approved services or fees (including fee increases) and requests for pre-approval of new services would be presented for consideration quarterly as needed.

If, in the opinion of management, a proposed engagement by the Registrant’s independent accountants needs to commence before the next regularly scheduled Audit Committee meeting, any member of the Audit Committee who is an independent Board member is authorized to pre-approve the engagement, but only for engagements to provide audit, audit-related and tax services. This approval is subject to review of the full Audit Committee at its next quarterly meeting. All other engagements require the approval of all the members of the audit committee.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included as part of the Report to Shareholders filed as Item 1 herewith.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)	(1)	Code of Ethics required by Item 2 hereof, filed herewith as Exhibit (a)(1).

(a)	(2)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith as Exhibits (a)(2)(1) and (a)(2)(2), respectively.

(a)	(3)	Not applicable.

(b)		Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust IV

By:	/s/ David L. Giunta

Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	March 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta

Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	March 23, 2018

By:	/s/ Michael C. Kardok

Name:	Michael C. Kardok
Title:	Treasurer
Date:	March 23, 2018